Schedule of Investments (unaudited)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28(a)	$10	$10,006
4.75%, 03/30/30	59	59,601
5.38%, 06/15/33	172	174,465
5.40%, 10/01/48	326	306,348
Omnicom Group Inc., 2.45%, 04/30/30	17	15,741
		566,161
Aerospace & Defense — 0.9%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	600	592,617
General Electric Co.
4.35%, 05/01/50	55	47,943
5.88%, 01/14/38	120	131,853
6.75%, 03/15/32	640	730,002
6.88%, 01/10/39	82	97,664
Hexcel Corp., 4.20%, 02/15/27	770	765,796
Howmet Aerospace Inc., 5.95%, 02/01/37(a)	150	164,085
L3Harris Technologies Inc.
5.50%, 08/15/54(a)	245	244,316
5.60%, 07/31/53(a)	25	25,183
Northrop Grumman Corp.
4.03%, 10/15/47	58	47,490
4.90%, 06/01/34	767	781,828
4.95%, 03/15/53	493	453,267
5.15%, 05/01/40	41	41,211
5.20%, 06/01/54(a)	732	699,132
5.25%, 05/01/50	82	79,073
RTX Corp.
2.25%, 07/01/30	957	882,636
2.82%, 09/01/51	192	122,231
3.03%, 03/15/52(a)	54	35,830
3.13%, 05/04/27	74	73,115
3.13%, 07/01/50	460	314,622
3.75%, 11/01/46	227	178,845
4.05%, 05/04/47	217	178,469
4.13%, 11/16/28	850	853,075
4.15%, 05/15/45	254	214,961
4.35%, 04/15/47	65	55,932
4.45%, 11/16/38	26	24,709
4.50%, 06/01/42	849	775,242
4.63%, 11/16/48	507	449,686
4.70%, 12/15/41	122	114,760
4.88%, 10/15/40	119	116,516
5.40%, 05/01/35	265	280,548
5.70%, 04/15/40	310	329,025
5.75%, 01/15/29	5	5,250
6.00%, 03/15/31	55	59,468
6.05%, 06/01/36	270	296,622
6.10%, 03/15/34	30	33,118
6.13%, 07/15/38	335	371,251
6.40%, 03/15/54	30	33,632
7.50%, 09/15/29	560	625,726
		11,326,729
Agriculture — 0.6%
Archer-Daniels-Midland Co.
2.70%, 09/15/51	373	233,296
3.25%, 03/27/30	75	72,479
3.75%, 09/15/47	95	74,651
4.02%, 04/16/43	158	134,305
Security	Par (000)	Value
Agriculture (continued)
4.50%, 03/15/49	$145	$126,417
4.54%, 03/26/42	69	63,679
5.38%, 09/15/35	189	200,906
5.94%, 10/01/32	366	401,168
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	693	639,443
3.75%, 09/25/27	2,392	2,382,462
4.10%, 01/07/28	843	845,068
4.20%, 09/17/29	515	515,711
4.55%, 08/04/30	100	101,166
4.65%, 09/17/34(a)	802	794,276
5.15%, 08/04/35	620	634,456
		7,219,483
Airlines — 0.0%
Delta Air Lines Inc., 3.75%, 10/28/29	100	97,767
Apparel — 0.1%
NIKE Inc.
2.85%, 03/27/30	59	56,372
3.25%, 03/27/40	18	14,680
3.38%, 11/01/46	76	56,978
3.38%, 03/27/50	233	169,789
Ralph Lauren Corp., 2.95%, 06/15/30	45	42,803
Tapestry Inc.
4.13%, 07/15/27	460	459,471
5.10%, 03/11/30	40	41,102
5.50%, 03/11/35	345	353,829
		1,195,024
Auto Manufacturers — 1.1%
American Honda Finance Corp.
2.25%, 01/12/29	40	37,823
3.50%, 02/15/28(a)	317	313,751
4.60%, 04/17/30	166	168,131
4.90%, 03/13/29	90	92,169
4.90%, 01/10/34	197	198,697
5.13%, 07/07/28	30	30,793
Cummins Inc.
1.50%, 09/01/30	2,082	1,861,798
2.60%, 09/01/50	190	117,746
4.25%, 05/09/28	50	50,432
4.70%, 02/15/31	125	128,108
4.88%, 10/01/43	299	293,461
4.90%, 02/20/29	1,001	1,031,257
5.15%, 02/20/34	1,379	1,434,746
5.30%, 05/09/35	245	255,661
5.45%, 02/20/54(a)	168	167,955
Ford Motor Co.
3.25%, 02/12/32	120	105,537
4.75%, 01/15/43	45	36,232
5.29%, 12/08/46	45	37,956
7.40%, 11/01/46(a)	465	500,652
Ford Motor Credit Co. LLC
2.90%, 02/10/29	35	32,737
3.63%, 06/17/31	470	429,315
4.00%, 11/13/30	264	249,014
5.11%, 05/03/29	497	496,196
6.13%, 03/08/34	160	162,716
6.50%, 02/07/35	30	31,228
7.12%, 11/07/33	580	624,662
7.20%, 06/10/30	25	26,839

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
General Motors Co.
5.00%, 04/01/35(a)	$126	$124,713
5.15%, 04/01/38	162	157,265
5.20%, 04/01/45	241	219,183
5.40%, 04/01/48(a)	166	152,570
5.60%, 10/15/32	90	94,400
5.95%, 04/01/49	235	230,607
6.25%, 10/02/43	301	309,095
6.60%, 04/01/36	304	332,424
6.75%, 04/01/46	190	206,046
General Motors Financial Co. Inc.
2.35%, 01/08/31	140	125,742
2.70%, 06/10/31	236	213,595
3.10%, 01/12/32	210	191,306
3.60%, 06/21/30	235	226,211
4.30%, 04/06/29	258	257,602
5.45%, 09/06/34(a)	245	249,529
5.65%, 01/17/29(a)	154	159,741
5.90%, 01/07/35	75	78,430
5.95%, 04/04/34(a)	105	110,508
6.10%, 01/07/34	359	382,009
6.15%, 07/15/35	110	116,725
6.40%, 01/09/33(a)	236	255,493
Honda Motor Co. Ltd., 2.97%, 03/10/32	360	330,317
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	623	742,223
Toyota Motor Corp., 3.67%, 07/20/28	23	22,954
Toyota Motor Credit Corp.
1.90%, 09/12/31	35	30,825
2.15%, 02/13/30(a)	240	223,129
2.40%, 01/13/32	35	31,513
3.38%, 04/01/30	58	56,497
3.65%, 01/08/29	75	74,298
4.70%, 01/12/33	390	397,634
		15,018,196
Auto Parts & Equipment — 0.3%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51(a)	530	345,153
3.25%, 03/01/32(a)	507	472,967
4.15%, 05/01/52	441	343,942
4.35%, 03/15/29	192	193,288
4.40%, 10/01/46	51	41,592
5.40%, 03/15/49(a)	128	118,610
5.75%, 09/13/54	205	199,795
BorgWarner Inc.
4.38%, 03/15/45	93	79,170
5.40%, 08/15/34	355	367,441
Lear Corp.
3.50%, 05/30/30	107	102,766
3.55%, 01/15/52	237	161,728
4.25%, 05/15/29	689	688,517
5.25%, 05/15/49(a)	284	259,307
		3,374,276
Banks — 20.0%
Banco Bilbao Vizcaya Argentaria SA
6.03%, 03/13/35, (1-year CMT + 0.01)(b)	375	401,284
6.14%, 09/14/28, (1-year CMT + 2.70%)(b)	369	381,552
7.88%, 11/15/34, (1-year CMT + 3.30%)(b)	215	252,102
Banco Santander SA
2.75%, 12/03/30	110	100,442
Security	Par (000)	Value
Banks (continued)
2.96%, 03/25/31	$504	$469,311
3.23%, 11/22/32, (1-year CMT + 1.60%)(b)	270	247,692
3.31%, 06/27/29	45	43,778
3.49%, 05/28/30	170	164,064
3.80%, 02/23/28	250	247,965
4.18%, 03/24/28, (1-year CMT + 2.00%)(b)	395	394,642
4.25%, 04/11/27	505	505,924
4.38%, 04/12/28	438	439,828
4.55%, 11/06/30	200	201,000
5.13%, 11/06/35	200	201,743
5.54%, 03/14/30, (1-year CMT + 1.45%)(b)	465	482,127
6.03%, 01/17/35	260	281,034
6.35%, 03/14/34(a)	444	480,646
6.61%, 11/07/28	289	309,074
6.92%, 08/08/33	631	704,234
6.94%, 11/07/33	35	40,336
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(b)	201	181,227
1.92%, 10/24/31, (1-day SOFR + 1.37%)(b)	283	253,628
2.09%, 06/14/29, (1-day SOFR + 1.06%)(b)	230	219,079
2.30%, 07/21/32, (1-day SOFR + 1.22%)(b)	450	403,787
2.48%, 09/21/36, (5-year CMT + 1.20%)(b)	579	509,806
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(b)	310	289,775
2.57%, 10/20/32, (1-day SOFR + 1.21%)(b)	283	256,871
2.59%, 04/29/31, (1-day SOFR + 2.15%)(b)	116	108,379
2.68%, 06/19/41, (1-day SOFR + 1.93%)(b)	444	334,029
2.69%, 04/22/32, (1-day SOFR + 1.32%)(b)	747	688,025
2.83%, 10/24/51, (1-day SOFR + 1.88%)(b)	438	285,259
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(b)	278	265,235
2.97%, 02/04/33, (1-day SOFR + 1.33%)(b)	535	492,166
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(b)	733	492,822
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(b)	272	263,478
3.25%, 10/21/27	1,788	1,768,792
3.31%, 04/22/42, (1-day SOFR + 1.58%)(b)	400	320,154
3.42%, 12/20/28, (3-mo. CME Term SOFR +1.30%)(b)	870	859,646
3.59%, 07/21/28, (3-mo. CME Term SOFR +1.63%)(b)	65	64,492
3.71%, 04/24/28, (3-mo. CME Term SOFR +1.77%)(b)	787	783,027
3.82%, 01/20/28, (3-mo. CME Term SOFR +1.84%)(b)	343	341,969
3.85%, 03/08/37, (5-year CMT + 2.00%)(b)	552	522,063
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(b)	156	127,057
3.97%, 03/05/29, (3-mo. CME Term SOFR +1.33%)(b)	437	436,118
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(b)	88	87,601
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(b)	157	142,094
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(b)	1,230	1,014,081
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(b)	752	711,115
4.27%, 07/23/29, (3-mo. CME Term SOFR +1.57%)(b)	502	504,733

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(b)	$653	$560,780
4.38%, 04/27/28, (1-day SOFR + 1.58%)(a)(b)	320	321,190
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(b)	637	566,124
4.57%, 04/27/33, (1-day SOFR + 1.83%)(b)	870	873,821
4.88%, 04/01/44	323	311,514
4.95%, 07/22/28, (1-day SOFR + 2.04%)(b)	240	243,389
5.00%, 01/21/44	636	626,322
5.02%, 07/22/33, (1-day SOFR + 2.16%)(b)	1,172	1,205,156
5.20%, 04/25/29, (1-day SOFR + 1.63%)(b)	475	487,005
5.29%, 04/25/34, (1-day SOFR + 1.91%)(b)	1,123	1,169,392
5.43%, 08/15/35, (1-day SOFR + 1.91%)(b)	275	283,361
5.47%, 01/23/35, (1-day SOFR + 1.65%)(b)	405	426,516
5.51%, 01/24/36, (1-day SOFR + 1.31%)(b)	135	142,316
5.52%, 10/25/35, (1-day SOFR + 1.74%)(b)	320	330,650
5.74%, 02/12/36, (1-day SOFR + 1.70%)(b)	290	304,584
5.87%, 09/15/34, (1-day SOFR + 1.84%)(b)	510	549,759
5.88%, 02/07/42	631	681,196
6.00%, 10/15/36	258	282,969
6.11%, 01/29/37	812	883,498
6.20%, 11/10/28, (1-day SOFR + 1.99%)(b)	473	491,776
7.75%, 05/14/38	487	598,104
Series L, 4.18%, 11/25/27	685	685,950
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(b)	275	253,591
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(b)	480	356,277
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(b)	216	194,383
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(b)	999	984,646
4.35%, 09/22/31, (1-day SOFR Index + 1.80%)(b)	125	125,193
5.20%, 02/01/28(a)	227	232,843
5.51%, 06/04/31	105	110,975
Bank of New York Mellon Corp. (The)
3.25%, 05/16/27	218	216,270
3.30%, 08/23/29	311	302,557
3.40%, 01/29/28	986	978,280
3.44%, 02/07/28, (3-mo. CME Term SOFR +1.33%)(b)	885	879,420
3.85%, 04/28/28	923	925,579
4.44%, 06/09/28, (1-day SOFR + 0.68%)(b)	65	65,453
4.94%, 02/11/31, (1-day SOFR + 0.89%)(b)	160	164,714
5.06%, 07/22/32, (1-day SOFR + 1.23%)(b)	125	129,828
5.19%, 03/14/35, (1-day SOFR + 1.42%)(b)	91	94,296
5.23%, 11/20/35, (1-day SOFR + 1.25%)(b)	180	187,093
5.32%, 06/06/36, (1-day SOFR + 1.35%)(b)	255	265,926
5.61%, 07/21/39, (1-day SOFR + 1.77%)(b)	70	73,489
6.47%, 10/25/34, (1-day SOFR + 1.85%)(b)	74	83,034
Bank of Nova Scotia (The)
1.95%, 02/02/27	313	306,139
2.15%, 08/01/31	1,013	904,842
2.45%, 02/02/32	230	205,875
2.95%, 03/11/27	744	735,177
4.04%, 09/15/28, (1-day SOFR + 0.76%)(b)	150	149,843
4.34%, 09/15/31, (1-day SOFR + 1.09%)(b)	150	149,958
4.40%, 09/08/28, (1-day SOFR + 1.00%)(b)	1,505	1,513,139
4.59%, 05/04/37, (5-year CMT + 2.05%)(b)	183	178,748
4.74%, 11/10/32, (1-day SOFR + 1.44%)(b)	85	86,256
4.85%, 02/01/30	1,512	1,550,720
4.93%, 02/14/29, (1-day SOFR + 0.89%)(b)	635	646,633
Security	Par (000)	Value
Banks (continued)
5.13%, 02/14/31, (1-day SOFR + 1.07%)(b)	$365	$376,478
5.25%, 06/12/28	2,514	2,592,320
5.35%, 12/07/26	455	461,214
5.40%, 06/04/27	1,202	1,228,258
5.45%, 08/01/29	1,640	1,713,529
5.65%, 02/01/34	175	187,189
BankUnited Inc., 5.13%, 06/11/30	70	70,238
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(b)	320	296,243
2.67%, 03/10/32, (1-year CMT + 1.20%)(b)	369	336,774
2.89%, 11/24/32, (1-year CMT + 1.30%)(b)	800	727,610
3.56%, 09/23/35, (5-year CMT + 2.90%)(b)	400	377,949
4.34%, 01/10/28(a)	415	415,804
4.48%, 11/11/29, (1-day SOFR + 1.08%)(b)	400	402,353
4.84%, 05/09/28	536	539,221
4.95%, 01/10/47	200	185,885
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(b)	467	474,996
5.09%, 02/25/29, (1-day SOFR + 0.96%)(b)	350	356,723
5.09%, 06/20/30, (3-mo. SOFR US + 3.31%)(b)	807	821,129
5.25%, 08/17/45	370	358,942
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)(b)	421	430,399
5.37%, 02/25/31, (1-day SOFR + 1.23%)(b)	200	207,026
5.50%, 08/09/28, (1-year CMT + 2.65%)(b)	613	625,492
5.69%, 03/12/30, (1-day SOFR + 1.74%)(b)	289	300,941
5.79%, 02/25/36, (1-day SOFR + 1.59%)(a)(b)	570	602,080
5.86%, 08/11/46, (1-day SOFR + 1.83%)(b)	380	393,733
6.04%, 03/12/55, (1-day SOFR + 2.42%)(b)	103	109,610
6.22%, 05/09/34, (1-day SOFR + 2.98%)(b)	200	216,455
6.49%, 09/13/29, (1-day SOFR + 2.22%)(b)	15	15,865
6.69%, 09/13/34, (1-day SOFR + 2.62%)(b)	105	116,756
7.12%, 06/27/34, (1-day SOFR + 3.57%)(a)(b)	545	612,347
7.39%, 11/02/28, (1-year CMT + 3.30%)(b)	551	582,953
7.44%, 11/02/33, (1-year CMT + 3.50%)(b)	188	216,557
BPCE SA, 3.38%, 12/02/26	2,462	2,447,104
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	205	195,880
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(b)	1,000	1,009,206
4.63%, 09/11/30, (1-day SOFR + 1.34%)(b)	1,000	1,015,620
4.86%, 01/13/28, (1-day SOFR + 0.72%)(b)	50	50,413
4.86%, 03/30/29, (1-day SOFR + 1.03%)(b)	600	609,454
5.00%, 04/28/28	325	332,486
5.25%, 01/13/31, (1-day SOFR + 1.11%)(b)	50	51,815
5.26%, 04/08/29	190	197,070
5.99%, 10/03/28	165	173,608
6.09%, 10/03/33	610	666,898
Capital One NA
2.70%, 02/06/30	309	291,158
4.65%, 09/13/28	650	659,995
Citigroup Inc.
2.56%, 05/01/32, (1-day SOFR + 1.17%)(b)	189	172,140
2.57%, 06/03/31, (1-day SOFR + 2.11%)(b)	456	423,411
2.67%, 01/29/31, (1-day SOFR + 1.15%)(b)	50	46,844
2.98%, 11/05/30, (1-day SOFR + 1.42%)(b)	383	365,514
3.06%, 01/25/33, (1-day SOFR + 1.35%)(b)	414	380,903
3.52%, 10/27/28, (3-mo. CME Term SOFR +1.41%)(b)	329	325,452
3.67%, 07/24/28, (3-mo. CME Term SOFR +1.65%)(b)	503	499,603
3.79%, 03/17/33, (1-day SOFR + 1.94%)(b)	823	787,631
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(b)	171	152,475

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.89%, 01/10/28, (3-mo. CME Term SOFR +1.83%)(b)	$451	$449,814
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(b)	222	220,378
4.08%, 04/23/29, (3-mo. CME Term SOFR +1.45%)(b)	348	347,745
4.13%, 07/25/28	227	227,050
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(b)	473	403,442
4.41%, 03/31/31, (1-day SOFR + 3.91%)(b)	721	722,379
4.45%, 09/29/27	771	774,716
4.65%, 07/30/45	541	493,355
4.65%, 07/23/48	660	593,424
4.75%, 05/18/46	240	214,027
4.91%, 05/24/33, (1-day SOFR + 2.09%)(b)	264	268,858
5.30%, 05/06/44	145	141,226
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)(b)	250	253,300
5.33%, 03/27/36, (1-day SOFR + 1.47%)(b)	110	113,585
5.41%, 09/19/39, (5-year CMT + 1.73%)(b)	205	207,115
5.45%, 06/11/35, (1-day SOFR + 1.45%)(b)	320	333,923
5.61%, 03/04/56, (1-day SOFR + 1.75%)(b)	125	127,321
5.83%, 02/13/35, (1-day SOFR + 2.06%)(a)(b)	400	417,995
5.88%, 02/22/33	271	290,595
5.88%, 01/30/42	510	542,008
6.00%, 10/31/33	349	377,522
6.02%, 01/24/36, (1-day SOFR + 1.83%)(b)	545	574,625
6.13%, 08/25/36	289	310,006
6.17%, 05/25/34, (1-day SOFR + 2.66%)(b)	570	609,462
6.27%, 11/17/33, (1-day SOFR + 2.34%)(b)	457	500,743
6.63%, 01/15/28	699	738,497
6.63%, 06/15/32	339	377,315
6.68%, 09/13/43	166	187,482
8.13%, 07/15/39	693	896,476
Citizens Financial Group Inc.
2.50%, 02/06/30	127	117,486
3.25%, 04/30/30	202	192,505
5.64%, 05/21/37, (5-year CMT + 2.75%)(b)	62	63,105
6.65%, 04/25/35, (1-day SOFR + 2.33%)(b)	26	28,633
Comerica Inc., 4.00%, 02/01/29(a)	437	432,737
Cooperatieve Rabobank UA
5.25%, 05/24/41	210	212,871
5.25%, 08/04/45	45	43,170
5.75%, 12/01/43	241	246,875
Deutsche Bank AG/New York NY
2.55%, 01/07/28, (1-day SOFR + 1.32%)(b)	785	770,137
3.04%, 05/28/32, (1-day SOFR + 1.72%)(b)	522	480,620
3.55%, 09/18/31, (1-day SOFR + 3.04%)(b)	818	779,434
3.73%, 01/14/32, (1-day SOFR + 2.76%)(b)	335	317,530
3.74%, 01/07/33, (1-day SOFR + 2.26%)(b)	267	249,185
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(b)	503	503,700
4.95%, 08/04/31, (1-day SOFR + 1.30%)(b)	210	213,013
5.00%, 09/11/30, (1-day SOFR + 1.70%)(b)	150	152,594
5.30%, 05/09/31, (1-day SOFR + 1.72%)(b)	150	154,107
5.37%, 01/10/29, (1-day SOFR + 1.21%)(b)	150	153,136
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)(b)	385	394,284
5.88%, 07/08/31, (1-day SOFR + 5.44%)(b)	66	68,597
6.72%, 01/18/29, (1-day SOFR + 3.18%)(b)	590	618,332
6.82%, 11/20/29, (1-day SOFR + 2.51%)(b)	142	151,707
7.08%, 02/10/34, (1-day SOFR + 3.65%)(b)	276	303,354
Security	Par (000)	Value
Banks (continued)
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)(b)	$25	$24,479
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(b)	45	45,600
8.25%, 03/01/38	283	350,523
First Horizon Bank, 5.75%, 05/01/30	250	259,155
Goldman Sachs Capital I, 6.35%, 02/15/34	462	493,027
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(b)	389	346,489
2.38%, 07/21/32, (1-day SOFR + 1.25%)(b)	613	551,062
2.60%, 02/07/30	56	52,635
2.62%, 04/22/32, (1-day SOFR + 1.28%)(b)	474	433,681
2.64%, 02/24/28, (1-day SOFR + 1.11%)(b)	305	299,532
2.65%, 10/21/32, (1-day SOFR + 1.26%)(b)	254	229,993
2.91%, 07/21/42, (1-day SOFR + 1.47%)(b)	223	166,170
3.10%, 02/24/33, (1-day SOFR + 1.41%)(b)	599	554,262
3.21%, 04/22/42, (1-day SOFR + 1.51%)(b)	200	155,857
3.44%, 02/24/43, (1-day SOFR + 1.63%)(b)	150	118,734
3.69%, 06/05/28, (3-mo. CME Term SOFR +1.77%)(b)	399	396,413
3.81%, 04/23/29, (3-mo. CME Term SOFR +1.42%)(b)	414	411,137
3.85%, 01/26/27	946	944,324
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.64%)(b)	714	648,560
4.15%, 10/21/29, (1-day SOFR + 0.90%)(b)	775	775,601
4.22%, 05/01/29, (3-mo. CME Term SOFR +1.56%)(b)	862	863,712
4.37%, 10/21/31, (1-day SOFR + 1.06%)(b)	775	775,903
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(b)	265	248,763
4.48%, 08/23/28, (1-day SOFR + 1.73%)(b)	255	256,662
4.75%, 10/21/45	645	592,833
4.80%, 07/08/44	662	622,390
4.94%, 10/21/36, (1-day SOFR + 1.33%)(a)(b)	775	778,346
5.02%, 10/23/35, (1-day SOFR + 1.42%)(b)	555	563,517
5.15%, 05/22/45	271	258,028
5.21%, 01/28/31, (1-day SOFR + 1.08%)(b)	295	305,678
5.22%, 04/23/31, (1-day SOFR + 1.58%)(b)	515	533,666
5.33%, 07/23/35, (1-day SOFR + 1.55%)(b)	710	737,031
5.54%, 01/28/36, (1-day SOFR + 1.38%)(b)	605	634,479
5.73%, 01/28/56, (1-day SOFR + 1.70%)(b)	615	639,485
5.85%, 04/25/35, (1-day SOFR + 1.55%)(b)	210	225,489
5.95%, 01/15/27	416	424,803
6.13%, 02/15/33	1,067	1,175,867
6.25%, 02/01/41	845	933,065
6.45%, 05/01/36	330	363,986
6.48%, 10/24/29, (1-day SOFR + 1.77%)(b)	321	341,211
6.56%, 10/24/34, (1-day SOFR + 1.95%)(b)	195	219,311
6.75%, 10/01/37	1,108	1,247,335
HSBC Bank USA N.A
5.63%, 08/15/35	280	294,952
5.88%, 11/01/34	270	288,284
HSBC Bank USA NA, 7.00%, 01/15/39	270	318,919
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.29%)(b)	266	252,637
2.36%, 08/18/31, (1-day SOFR + 1.95%)(b)	265	241,902
2.80%, 05/24/32, (1-day SOFR + 1.19%)(b)	1,232	1,128,695
2.85%, 06/04/31, (1-day SOFR + 2.39%)(b)	666	623,855
2.87%, 11/22/32, (1-day SOFR + 1.41%)(b)	345	314,033
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(b)	1,126	1,114,453

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.04%, 03/13/28, (3-mo. CME Term SOFR +1.81%)(b)	$548	$547,143
4.58%, 06/19/29, (3-mo. CME Term SOFR +1.80%)(b)	1,026	1,035,542
4.76%, 06/09/28, (1-day SOFR + 2.11%)(b)	480	483,969
4.76%, 03/29/33, (1-day SOFR + 2.53%)(b)	271	270,290
4.90%, 03/03/29, (1-day SOFR + 1.03%)(b)	200	202,977
4.95%, 03/31/30	791	814,054
5.13%, 03/03/31, (1-day SOFR + 1.29%)(b)	200	205,530
5.24%, 05/13/31, (1-day SOFR + 1.57%)(b)	235	242,814
5.29%, 11/19/30, (1-day SOFR + 1.29%)(b)	300	310,323
5.40%, 08/11/33, (1-day SOFR + 2.87%)(b)	291	303,409
5.45%, 03/03/36, (1-day SOFR + 1.56%)(b)	465	483,046
5.72%, 03/04/35, (1-day SOFR + 1.78%)(b)	320	339,536
5.79%, 05/13/36, (1-day SOFR + 1.88%)(b)	260	276,152
5.87%, 11/18/35, (1-day SOFR + 1.90%)(b)	260	272,646
6.10%, 01/14/42(a)	567	620,123
6.25%, 03/09/34, (1-day SOFR + 2.39%)(b)	200	218,800
6.33%, 03/09/44, (1-day SOFR + 2.65%)(b)	50	55,182
6.50%, 05/02/36	160	173,646
6.50%, 09/15/37	738	813,519
6.55%, 06/20/34, (1-day SOFR + 2.98%)(b)	631	685,895
6.80%, 06/01/38	102	115,575
7.39%, 11/03/28, (1-day SOFR + 3.35%)(b)	371	392,647
7.40%, 11/13/34, (1-day SOFR + 3.02%)(b)	240	274,783
8.11%, 11/03/33, (1-day SOFR + 4.25%)(b)	419	493,442
HSBC Holdings PLC,
4.62%, 11/06/31, (1-day SOFR + 1.19%)(b)	200	201,461
5.13%, 11/06/36, (1-day SOFR + 1.43%)(b)	200	201,824
5.74%, 09/10/36, (1-day SOFR + 1.96%)(b)	205	211,620
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(b)	142	122,937
2.55%, 02/04/30	843	785,115
5.02%, 05/17/33, (1-day SOFR + 2.05%)(b)	425	429,692
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(b)	30	31,552
6.21%, 08/21/29, (1-day SOFR + 2.02%)(b)	36	37,815
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(b)	570	573,224
5.65%, 01/10/30	10	10,497
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(b)	748	690,815
3.95%, 03/29/27	957	955,726
4.02%, 03/28/28, (1-day SOFR + 1.83%)(b)	275	274,614
4.05%, 04/09/29	240	239,520
4.55%, 10/02/28	430	435,829
4.86%, 03/25/29, (1-day SOFR + 1.01%)(b)	200	203,050
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(b)	200	205,559
5.34%, 03/19/30, (1-day SOFR + 1.44%)(b)	90	93,226
5.53%, 03/25/36, (1-day SOFR + 1.61%)(b)	805	842,554
5.55%, 03/19/35, (1-day SOFR + 1.77%)(b)	984	1,029,925
6.11%, 09/11/34, (1-day SOFR + 2.09%)(b)	459	499,115
JPMorgan Chase & Co.
1.95%, 02/04/32, (1-day SOFR + 1.07%)(b)	225	200,639
2.52%, 04/22/31, (1-day SOFR + 2.04%)(b)	320	298,816
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(b)	220	160,675
2.55%, 11/08/32, (1-day SOFR + 1.18%)(b)	185	167,361
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(b)	669	614,549
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(b)	631	599,652
Security	Par (000)	Value
Banks (continued)
2.96%, 05/13/31, (3-mo. CME Term SOFR +2.52%)(b)	$256	$241,646
2.96%, 01/25/33, (1-day SOFR + 1.26%)(b)	743	685,220
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(b)	773	615,958
3.11%, 04/22/51, (1-day SOFR + 2.44%)(b)	839	583,062
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(b)	264	207,554
3.33%, 04/22/52, (1-day SOFR + 1.58%)(b)	1,014	734,121
3.51%, 01/23/29, (3-mo. CME Term SOFR +1.21%)(b)	130	128,617
3.54%, 05/01/28, (3-mo. CME Term SOFR +1.64%)(b)	577	573,027
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(b)	741	730,883
3.78%, 02/01/28, (3-mo. CME Term SOFR +1.60%)(b)	175	174,457
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(b)	443	403,122
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(b)	409	332,530
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(b)	710	583,987
4.01%, 04/23/29, (3-mo. CME Term SOFR +1.38%)(b)	339	338,640
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(b)	320	267,107
4.13%, 12/15/26	1,117	1,118,347
4.20%, 07/23/29, (3-mo. CME Term SOFR +1.52%)(b)	374	375,155
4.25%, 10/01/27	911	917,418
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(b)	530	458,727
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(b)	617	623,782
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(b)	157	159,052
4.59%, 04/26/33, (1-day SOFR + 1.80%)(b)	855	862,594
4.85%, 02/01/44(a)	417	400,984
4.91%, 07/25/33, (1-day SOFR + 2.08%)(b)	1,345	1,381,432
4.95%, 10/22/35, (1-day SOFR + 1.34%)(b)	528	538,024
4.95%, 06/01/45	224	214,935
5.29%, 07/22/35, (1-day SOFR + 1.46%)(b)	605	630,932
5.34%, 01/23/35, (1-day SOFR + 1.62%)(b)	520	544,192
5.35%, 06/01/34, (1-day SOFR + 1.85%)(b)	554	581,501
5.40%, 01/06/42	576	592,559
5.50%, 01/24/36, (1-day SOFR + 1.32%)(b)	215	227,066
5.50%, 10/15/40	441	466,004
5.57%, 04/22/36, (1-day SOFR + 1.68%)(b)	780	829,127
5.58%, 07/23/36, (1-day SOFR + 1.64%)(b)	255	266,882
5.60%, 07/15/41	453	478,093
5.72%, 09/14/33, (1-day SOFR + 2.58%)(b)	504	538,093
5.77%, 04/22/35, (1-day SOFR + 1.49%)(b)	515	554,272
6.25%, 10/23/34, (1-day SOFR + 1.81%)(b)	293	324,682
6.40%, 05/15/38	913	1,046,226
8.00%, 04/29/27	458	483,725
8.75%, 09/01/30	514	606,072
KeyBank N.A.
3.90%, 04/13/29	45	44,294
6.95%, 02/01/28	90	94,799
KeyBank NA/Cleveland OH, 4.90%, 08/08/32	124	123,566

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
KeyCorp
2.25%, 04/06/27	$40	$38,997
2.55%, 10/01/29	618	583,019
4.10%, 04/30/28	25	25,003
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(b)	310	306,843
3.75%, 01/11/27	200	199,462
4.34%, 01/09/48	230	191,672
4.38%, 03/22/28	311	313,127
4.43%, 11/04/31, (1-year CMT + 0.82%)(b)	400	401,191
4.55%, 08/16/28	325	328,771
4.94%, 11/04/36, (1-year CMT + 0.97%)(a)(b)	400	399,025
4.98%, 08/11/33, (1-year CMT + 2.30%)(b)	225	229,726
5.30%, 12/01/45	200	191,323
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)(b)	490	513,928
5.68%, 01/05/35, (1-year CMT + 1.75%)(b)	495	523,891
5.72%, 06/05/30, (1-year CMT + 1.07%)(b)	275	288,338
5.87%, 03/06/29, (1-year CMT + 1.70%)(b)	230	238,677
6.07%, 06/13/36, (1-year CMT + 1.60%)(b)	265	280,233
7.95%, 11/15/33, (1-year CMT + 3.75%)(b)	413	483,017
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	135	122,791
2.31%, 07/20/32, (1-year CMT + 0.95%)(b)	284	254,156
2.49%, 10/13/32, (1-year CMT + 0.97%)(b)	50	44,980
2.85%, 01/19/33, (1-year CMT + 1.10%)(b)	245	222,988
3.29%, 07/25/27	77	76,288
3.68%, 02/22/27	15	14,961
3.74%, 03/07/29	307	304,350
3.75%, 07/18/39	426	376,318
3.96%, 03/02/28(a)	48	48,057
4.05%, 09/11/28	1,045	1,048,577
4.15%, 03/07/39(a)	352	332,319
4.29%, 07/26/38(a)	210	201,732
4.32%, 04/19/33, (1-year CMT + 1.55%)(b)	40	39,511
5.13%, 07/20/33, (1-year CMT + 2.13%)(b)	272	281,182
5.41%, 04/19/34, (1-year CMT + 1.97%)(b)	55	57,867
5.44%, 02/22/34, (1-year CMT + 1.63%)(b)	210	220,849
5.47%, 09/13/33, (1-year CMT + 2.13%)(b)	200	210,557
Mizuho Financial Group Inc.
2.17%, 05/22/32, (1-year CMT + 0.87%)(b)	255	226,851
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(b)	200	182,194
2.26%, 07/09/32, (1-year CMT + 0.90%)(b)	525	467,816
2.56%, 09/13/31	65	58,274
2.59%, 05/25/31, (3-mo. CME Term SOFR +1.33%)(b)	203	188,631
2.87%, 09/13/30, (3-mo. CME Term SOFR +1.57%)(b)	25	23,787
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(b)	102	98,277
3.17%, 09/11/27	30	29,615
3.26%, 05/22/30, (1-year CMT + 1.25%)(b)	10	9,700
4.02%, 03/05/28	445	446,182
4.25%, 09/11/29, (3-mo. CME Term SOFR +1.53%)(b)	233	233,781
4.71%, 07/08/31, (1-year CMT + 0.92%)(b)	395	400,924
5.32%, 07/08/36, (1-year CMT + 1.07%)(b)	400	414,783
5.38%, 05/26/30, (1-year CMT + 1.12%)(b)	200	207,294
5.38%, 07/10/30, (1-year CMT + 1.08%)(b)	200	207,552
5.58%, 05/26/35, (1-year CMT + 1.30%)(b)	200	210,578
5.59%, 07/10/35, (1-year CMT + 1.30%)(b)	230	242,319
Security	Par (000)	Value
Banks (continued)
5.67%, 05/27/29, (1-year CMT + 1.50%)(b)	$265	$274,719
5.67%, 09/13/33, (1-year CMT + 2.40%)(b)	365	388,262
5.74%, 05/27/31, (1-year CMT + 1.65%)(b)	45	47,522
5.75%, 05/27/34, (1-year CMT + 1.80%)(b)	260	276,949
5.75%, 07/06/34, (1-year CMT + 1.90%)(b)	370	394,508
5.78%, 07/06/29, (1-year CMT + 1.65%)(b)	450	468,490
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(b)	696	613,050
1.93%, 04/28/32, (1-day SOFR + 1.02%)(b)	655	576,672
2.24%, 07/21/32, (1-day SOFR + 1.18%)(b)	752	670,870
2.48%, 09/16/36, (1-day SOFR + 1.36%)(b)	1,051	925,913
2.51%, 10/20/32, (1-day SOFR + 1.20%)(b)	355	319,821
2.70%, 01/22/31, (1-day SOFR + 1.14%)(b)	252	236,864
2.80%, 01/25/52, (1-day SOFR + 1.43%)(b)	570	369,041
2.94%, 01/21/33, (1-day SOFR + 1.29%)(b)	112	102,789
3.59%, 07/22/28(b)	923	914,552
3.62%, 04/01/31, (1-day SOFR + 3.12%)(b)	987	961,396
3.63%, 01/20/27	870	867,197
3.77%, 01/24/29, (3-mo. CME Term SOFR +1.40%)(b)	980	973,438
3.95%, 04/23/27	703	702,916
3.97%, 07/22/38(b)	408	371,207
4.30%, 01/27/45	600	528,327
4.38%, 01/22/47	843	741,900
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(b)	1,132	1,140,821
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(b)	166	157,183
4.89%, 07/20/33, (1-day SOFR + 2.08%)(b)	30	30,719
5.12%, 02/01/29, (1-day SOFR + 1.73%)(b)	345	352,408
5.16%, 04/20/29, (1-day SOFR + 1.59%)(b)	315	322,472
5.19%, 04/17/31, (1-day SOFR + 1.51%)(b)	580	600,726
5.25%, 04/21/34, (1-day SOFR + 1.87%)(b)	585	607,352
5.30%, 04/20/37, (1-day SOFR + 2.62%)(b)	301	308,404
5.32%, 07/19/35, (1-day SOFR + 1.56%)(b)	600	623,436
5.42%, 07/21/34, (1-day SOFR + 1.88%)(b)	535	561,246
5.47%, 01/18/35, (1-day SOFR + 1.73%)(b)	380	398,079
5.52%, 11/19/55, (1-day SOFR + 1.71%)(b)	545	551,261
5.59%, 01/18/36, (1-day SOFR + 1.42%)(b)	230	242,867
5.60%, 03/24/51, (1-day SOFR + 4.84%)(b)	382	389,718
5.66%, 04/17/36, (1-day SOFR + 1.76%)(b)	435	461,868
5.83%, 04/19/35, (1-day SOFR + 1.58%)(b)	680	729,528
5.94%, 02/07/39, (5-year CMT + 1.80%)(a)(b)	430	453,544
5.95%, 01/19/38, (5-year CMT + 2.43%)(b)	469	496,001
6.30%, 10/18/28, (1-day SOFR + 2.24%)(b)	25	25,980
6.34%, 10/18/33, (1-day SOFR + 2.56%)(b)	380	419,834
6.38%, 07/24/42	826	933,541
6.63%, 11/01/34, (1-day SOFR + 2.05%)(b)	185	208,031
7.25%, 04/01/32	754	874,707
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(b)	305	306,076
National Bank of Canada
4.50%, 10/10/29	2,566	2,596,471
4.95%, 02/01/28, (1-day SOFR + 0.80%)(b)	275	277,810
5.60%, 12/18/28	3,947	4,123,797
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(b)	241	222,318
3.07%, 05/22/28, (1-year CMT + 2.55%)(b)	301	296,622
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(b)	499	501,740
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(b)	619	629,491
4.96%, 08/15/30, (1-year CMT + 1.22%)(b)	200	204,518

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(b)	$970	$993,232
5.12%, 05/23/31, (1-year CMT + 1.05%)(b)	200	205,816
5.52%, 09/30/28, (1-year CMT + 2.27%)(b)	460	471,370
5.78%, 03/01/35, (1-year CMT + 1.50%)(b)	200	212,778
5.81%, 09/13/29, (1-year CMT + 1.95%)(b)	270	281,500
6.48%, 06/01/34, (5-year CMT + 2.20%)(b)	596	626,429
Northern Trust Corp.
3.15%, 05/03/29	1,286	1,254,289
3.65%, 08/03/28(a)	529	527,214
PNC Bank N.A.
3.10%, 10/25/27	661	651,507
4.05%, 07/26/28	189	189,031
4.43%, 07/21/28, (1-day SOFR + 0.73%)(b)	250	251,517
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30	181	170,618
3.15%, 05/19/27	577	570,716
3.45%, 04/23/29	334	329,062
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(b)	246	244,589
4.81%, 10/21/32, (1-day SOFR + 1.26%)(b)	135	137,819
4.90%, 05/13/31, (1-day SOFR + 1.33%)(b)	255	261,301
5.07%, 01/24/34, (1-day SOFR + 1.93%)(b)	435	446,582
5.22%, 01/29/31, (1-day SOFR + 1.07%)(b)	270	279,813
5.37%, 07/21/36, (1-day SOFR + 1.42%)(b)	140	145,102
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)(b)	650	676,907
5.58%, 06/12/29, (1-day SOFR + 1.84%)(b)	394	408,422
5.58%, 01/29/36, (1-day SOFR + 1.39%)(b)	265	278,413
5.68%, 01/22/35, (1-day SOFR + 1.90%)(b)	405	428,586
5.94%, 08/18/34, (1-day SOFR + 1.95%)(b)	230	248,222
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(b)	465	503,411
6.88%, 10/20/34, (1-day SOFR + 2.28%)(b)	410	465,865
Regions Bank/Birmingham AL, 6.45%, 06/26/37	253	276,278
Regions Financial Corp.
1.80%, 08/12/28	210	197,772
7.38%, 12/10/37	122	141,252
Royal Bank of Canada
2.30%, 11/03/31	320	288,504
3.88%, 05/04/32	155	151,060
4.00%, 11/03/28, (1-day SOFR + 0.70%)(b)	300	299,528
4.24%, 08/03/27	255	256,600
4.31%, 11/03/31, (1-day SOFR + 0.98%)(b)	300	299,786
4.70%, 08/06/31, (1-day SOFR + 1.06%)(b)	150	152,354
4.72%, 03/27/28, (1-day SOFR Index + 0.81%)(b)	150	151,348
4.90%, 01/12/28	486	496,112
4.97%, 08/02/30, (1-day SOFR + 1.00%)(b)	30	30,757
4.97%, 05/02/31, (1-day SOFR Index + 1.30%)(b)	175	179,605
5.00%, 02/01/33	570	589,413
5.00%, 05/02/33	500	516,842
5.15%, 02/01/34	417	438,045
5.20%, 08/01/28	380	392,266
6.00%, 11/01/27	350	363,659
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.25%)(a)(b)	860	842,658
4.40%, 07/13/27	1,132	1,135,273
5.35%, 09/06/30, (1-day SOFR + 1.94%)(b)	75	76,739
5.47%, 03/20/29, (1-day SOFR + 1.61%)(b)	155	158,177
5.74%, 03/20/31, (1-day SOFR + 1.88%)(b)	325	336,553
6.17%, 01/09/30, (1-day SOFR + 2.50%)(b)	241	251,724
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(b)	465	499,188
6.50%, 03/09/29, (1-day SOFR + 2.36%)(b)	157	163,634
6.57%, 06/12/29, (1-day SOFR + 2.70%)(b)	37	38,707
7.66%, 11/09/31, (1-day SOFR + 3.28%)(b)	345	387,213
Security	Par (000)	Value
Banks (continued)
Santander U.K. Group Holdings PLC
2.47%, 01/11/28, (1-day SOFR + 1.22%)(b)	$464	$455,006
2.90%, 03/15/32, (1-day SOFR + 1.48%)(b)	262	241,132
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(b)	415	411,743
4.32%, 09/22/29, (1-day SOFR Index + 1.70%)(b)	200	200,251
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(b)	100	101,442
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(b)	420	419,334
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(b)	100	104,674
6.53%, 01/10/29, (1-day SOFR + 2.60%)(b)	170	177,804
State Street Corp.
2.62%, 02/07/33, (1-day SOFR + 1.00%)(b)	10	9,062
4.14%, 12/03/29, (3-mo. CME Term SOFR +1.29%)(b)	498	500,613
4.54%, 04/24/28, (1-day SOFR + 0.95%)(a)(b)	40	40,329
4.68%, 10/22/32, (1-day SOFR + 1.05%)(b)	110	112,311
4.78%, 10/23/36, (1-day SOFR + 1.22%)(b)	125	125,356
4.82%, 01/26/34, (1-day SOFR + 1.57%)(b)	100	101,818
4.83%, 04/24/30(a)	145	149,535
5.15%, 02/28/36, (1-day SOFR + 1.22%)(b)	480	494,620
5.16%, 05/18/34, (1-day SOFR + 1.89%)(b)	45	46,823
6.12%, 11/21/34, (1-day SOFR + 1.96%)(b)	40	43,535
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	745	655,679
1.90%, 09/17/28	420	396,605
2.13%, 07/08/30	900	821,047
2.22%, 09/17/31	350	312,016
2.47%, 01/14/29	35	33,415
2.72%, 09/27/29	145	137,804
2.75%, 01/15/30	790	746,460
3.04%, 07/16/29	602	579,215
3.35%, 10/18/27	305	301,687
3.36%, 07/12/27	205	203,185
3.45%, 01/11/27	188	186,913
3.54%, 01/17/28	581	576,377
3.94%, 07/19/28	71	71,041
4.31%, 10/16/28	698	704,219
5.24%, 04/15/30	200	208,004
5.25%, 07/08/36, (1-day SOFR + 1.50%)(b)	60	61,927
5.32%, 07/09/29	135	140,271
5.42%, 07/09/31	635	667,453
5.45%, 01/15/32	200	210,372
5.56%, 07/09/34	1,155	1,224,976
5.63%, 01/15/35	220	235,093
5.77%, 01/13/33(a)	575	616,284
5.78%, 07/13/33	375	402,496
5.80%, 07/13/28	200	208,845
5.81%, 09/14/33	455	490,174
5.85%, 07/13/30	325	347,308
Synchrony Bank, 5.63%, 08/23/27	1,305	1,331,390
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	566	506,839
2.45%, 01/12/32	91	81,512
3.20%, 03/10/32	300	280,558
4.46%, 06/08/32	347	347,912
4.57%, 06/02/28	200	202,625
4.78%, 12/17/29	150	153,745
4.93%, 10/15/35	100	101,139
4.99%, 04/05/29	321	329,983
5.15%, 09/10/34, (5-year CMT + 1.50%)(b)	149	151,380
5.16%, 01/10/28	255	260,847
5.26%, 12/11/26	100	101,306

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.52%, 07/17/28	$320	$331,889
Truist Bank, 2.25%, 03/11/30	60	55,143
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.86%)(b)	115	108,864
1.95%, 06/05/30	135	122,606
3.88%, 03/19/29	220	217,685
4.92%, 07/28/33, (1-day SOFR + 2.24%)(b)	661	662,482
5.12%, 01/26/34, (1-day SOFR + 1.85%)(b)	135	137,800
5.71%, 01/24/35, (1-day SOFR + 1.92%)(b)	292	308,630
5.87%, 06/08/34, (1-day SOFR + 2.36%)(b)	310	330,468
6.12%, 10/28/33, (1-day SOFR + 2.30%)(b)	20	21,631
7.16%, 10/30/29, (1-day SOFR + 2.45%)(b)	60	64,943
U.S. Bancorp
1.38%, 07/22/30	130	115,197
2.49%, 11/03/36, (5-year CMT + 0.95%)(b)	206	179,729
2.68%, 01/27/33, (1-day SOFR + 1.02%)(b)	470	424,476
3.00%, 07/30/29	145	139,829
3.90%, 04/26/28	146	146,190
4.55%, 07/22/28, (1-day SOFR + 1.66%)(b)	410	413,099
4.65%, 02/01/29, (1-day SOFR + 1.23%)(b)	235	237,846
4.84%, 02/01/34, (1-day SOFR + 1.60%)(b)	315	319,048
4.97%, 07/22/33, (1-day SOFR + 2.11%)(b)	590	595,219
5.42%, 02/12/36, (1-day SOFR + 1.41%)(b)	200	209,184
5.68%, 01/23/35, (1-day SOFR + 1.86%)(b)	85	90,308
5.84%, 06/12/34, (1-day SOFR + 2.26%)(b)	90	96,596
5.85%, 10/21/33, (1-day SOFR + 2.09%)(b)	400	428,845
UBS AG/London, 5.65%, 09/11/28	1,060	1,107,717
UBS AG/Stamford CT, 4.86%, 01/10/28, (1-day SOFR + 0.72%)(b)	250	252,168
Webster Financial Corp., 4.10%, 03/25/29	462	456,440
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(b)	200	187,337
3.07%, 04/30/41, (1-day SOFR + 2.53%)(b)	627	495,114
3.35%, 03/02/33, (1-day SOFR + 1.50%)(b)	317	297,902
3.53%, 03/24/28, (1-day SOFR + 1.51%)(b)	430	426,844
3.58%, 05/22/28, (3-mo. CME Term SOFR +1.57%)(b)	360	357,296
3.90%, 05/01/45	182	150,425
4.30%, 07/22/27	679	681,911
4.40%, 06/14/46	225	191,406
4.61%, 04/25/53, (1-day SOFR + 2.13%)(b)	1,193	1,051,402
4.65%, 11/04/44	402	357,730
4.75%, 12/07/46	273	243,626
4.81%, 07/25/28, (1-day SOFR + 1.98%)(b)	620	626,751
4.90%, 07/25/33, (1-day SOFR + 2.10%)(b)	865	884,487
4.90%, 11/17/45	564	513,890
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(b)	1,373	1,288,006
5.38%, 11/02/43	167	164,386
5.39%, 04/24/34, (1-day SOFR + 2.02%)(b)	145	151,985
5.50%, 01/23/35, (1-day SOFR + 1.78%)(b)	101	106,263
5.56%, 07/25/34, (1-day SOFR + 1.99%)(b)	285	301,433
5.61%, 01/15/44	482	485,542
5.95%, 12/01/86	915	956,811
6.49%, 10/23/34, (1-day SOFR + 2.06%)(b)	285	318,679
Series B, 7.95%, 11/15/29	367	411,669
Westpac Banking Corp.
2.65%, 01/16/30	136	129,350
2.67%, 11/15/35, (5-year CMT + 1.75%)(b)	467	422,972
3.02%, 11/18/36, (5-year CMT + 1.53%)(b)	676	611,643
Security	Par (000)	Value
Banks (continued)
3.35%, 03/08/27	$1,278	$1,271,233
3.40%, 01/25/28(a)	483	478,978
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)(b)	308	303,406
5.62%, 11/20/35, (1-year CMT + 1.20%)(b)	635	659,619
Wintrust Financial Corp., 4.85%, 06/06/29	119	118,506
		261,661,013
Beverages — 2.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	1,302	1,302,665
4.90%, 02/01/46	1,980	1,864,092
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	30	25,537
4.63%, 02/01/44	226	206,564
4.70%, 02/01/36	790	787,869
4.90%, 02/01/46	197	184,736
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	681	666,975
4.38%, 04/15/38	186	178,994
4.44%, 10/06/48	502	439,498
4.50%, 06/01/50(a)	215	196,538
4.60%, 04/15/48(a)	240	217,100
4.75%, 01/23/29	900	920,618
4.75%, 04/15/58	364	325,657
4.90%, 01/23/31(a)	319	331,522
4.95%, 01/15/42	484	469,976
5.00%, 06/15/34	80	83,175
5.45%, 01/23/39	449	470,476
5.55%, 01/23/49	794	807,419
5.80%, 01/23/59	389	405,834
5.88%, 06/15/35	316	348,394
8.00%, 11/15/39	185	238,740
8.20%, 01/15/39	376	488,947
Brown-Forman Corp.
4.00%, 04/15/38	19	17,274
4.50%, 07/15/45	64	56,297
Coca-Cola Co. (The)
1.38%, 03/15/31	1,192	1,046,979
1.65%, 06/01/30	517	468,590
2.00%, 03/05/31	215	195,439
2.13%, 09/06/29	207	195,090
2.25%, 01/05/32	1,782	1,617,533
2.50%, 06/01/40	78	58,799
2.50%, 03/15/51	396	243,049
2.60%, 06/01/50	309	195,866
2.75%, 06/01/60	443	267,133
2.90%, 05/25/27	535	529,273
3.00%, 03/05/51	482	329,241
3.45%, 03/25/30(a)	408	400,851
4.20%, 03/25/50	388	332,440
4.65%, 08/14/34(a)	230	236,324
5.00%, 05/13/34	120	125,935
5.20%, 01/14/55	233	229,895
5.40%, 05/13/64	90	89,623
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	103	86,752
2.75%, 01/22/30	45	42,551
5.25%, 11/26/43	205	201,819
Constellation Brands Inc.
2.88%, 05/01/30	10	9,413
3.15%, 08/01/29	70	67,518

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
3.60%, 02/15/28	$40	$39,605
3.75%, 05/01/50	142	105,312
4.10%, 02/15/48	110	87,541
4.50%, 05/09/47	166	139,795
5.25%, 11/15/48	55	51,611
Diageo Capital PLC
2.00%, 04/29/30	2,097	1,918,212
2.13%, 04/29/32	1,110	967,926
2.38%, 10/24/29	1,806	1,700,324
3.88%, 05/18/28	2,655	2,652,730
5.30%, 10/24/27	455	466,219
5.63%, 10/05/33	208	222,499
5.88%, 09/30/36	20	21,802
Diageo Investment Corp.
4.25%, 05/11/42	120	104,606
5.13%, 08/15/30	220	228,626
5.63%, 04/15/35	365	389,115
7.45%, 04/15/35(a)	1,615	1,955,200
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	165	122,203
4.38%, 05/10/43	10	8,852
Keurig Dr Pepper Inc.
3.20%, 05/01/30	10	9,492
3.35%, 03/15/51	135	91,192
3.80%, 05/01/50	219	161,295
4.05%, 04/15/32	288	277,282
4.42%, 12/15/46	171	141,468
4.50%, 11/15/45	156	132,683
4.50%, 04/15/52	315	258,700
4.60%, 05/25/28	425	428,274
4.60%, 05/15/30	50	50,227
5.09%, 05/25/48	138	124,275
5.15%, 05/15/35	50	50,298
5.30%, 03/15/34	90	91,820
Series 10, 5.20%, 03/15/31	25	25,654
Molson Coors Beverage Co.
4.20%, 07/15/46	628	514,219
5.00%, 05/01/42	418	389,707
PepsiCo Inc.
1.63%, 05/01/30	214	194,173
2.63%, 07/29/29	1,233	1,179,488
2.75%, 10/21/51(a)	115	73,925
2.88%, 10/15/49	140	94,392
3.00%, 10/15/27	1,642	1,621,833
3.38%, 07/29/49	135	99,671
3.50%, 03/19/40	88	75,110
3.63%, 03/19/50	265	204,355
3.88%, 03/19/60	90	69,809
4.00%, 03/05/42	115	100,578
4.00%, 05/02/47	83	69,275
4.45%, 04/14/46	302	271,514
4.80%, 07/17/34	100	102,697
4.88%, 11/01/40	199	196,260
5.25%, 07/17/54	50	49,537
5.50%, 01/15/40	134	141,947
7.00%, 03/01/29	29	31,725
		36,510,063
Biotechnology — 1.5%
Amgen Inc.
2.20%, 02/21/27	640	626,207
2.30%, 02/25/31	59	53,556
Security	Par (000)	Value
Biotechnology (continued)
2.45%, 02/21/30	$1,080	$1,006,422
2.77%, 09/01/53	370	224,751
3.00%, 01/15/52	396	262,948
3.15%, 02/21/40	10	7,989
3.20%, 11/02/27	807	795,943
3.38%, 02/21/50	300	218,219
4.20%, 03/01/33	320	314,290
4.20%, 02/22/52	159	128,342
4.40%, 05/01/45	631	549,606
4.40%, 02/22/62	312	249,819
4.56%, 06/15/48	389	338,708
4.66%, 06/15/51	900	788,085
4.88%, 03/01/53	87	78,362
4.95%, 10/01/41	192	183,864
5.15%, 11/15/41	267	261,749
5.25%, 03/02/33	1,010	1,053,055
5.65%, 06/15/42	30	30,823
5.65%, 03/02/53	730	733,410
5.75%, 03/15/40	134	140,941
5.75%, 03/02/63	569	570,975
6.38%, 06/01/37	165	184,996
6.40%, 02/01/39	143	159,426
Baxalta Inc., 5.25%, 06/23/45	170	164,654
Biogen Inc.
2.25%, 05/01/30	150	137,961
3.15%, 05/01/50	351	232,320
3.25%, 02/15/51(a)	156	104,388
5.05%, 01/15/31(a)	60	62,059
5.20%, 09/15/45(a)	665	624,019
5.75%, 05/15/35	70	74,448
6.45%, 05/15/55	70	75,118
Gilead Sciences Inc.
1.20%, 10/01/27	1,071	1,022,782
1.65%, 10/01/30	1,175	1,052,455
2.80%, 10/01/50	239	155,122
2.95%, 03/01/27	1,197	1,184,379
4.00%, 09/01/36	340	319,969
4.15%, 03/01/47	510	431,110
4.50%, 02/01/45	379	341,348
4.60%, 09/01/35	615	613,746
4.75%, 03/01/46	643	593,996
4.80%, 11/15/29	300	309,165
4.80%, 04/01/44	506	474,240
5.10%, 06/15/35(a)	735	760,559
5.25%, 10/15/33	855	902,029
5.50%, 11/15/54	155	156,498
5.60%, 11/15/64	130	131,985
5.65%, 12/01/41	342	358,868
Illumina Inc., 2.55%, 03/23/31	175	158,432
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	241	151,276
Royalty Pharma PLC
3.30%, 09/02/40	100	78,433
3.35%, 09/02/51	167	112,493
3.55%, 09/02/50	309	217,246
5.40%, 09/02/34	35	35,992
5.90%, 09/02/54	120	119,922
5.95%, 09/25/55	65	65,610
		20,185,108
Building Materials — 2.2%
Amrize Finance U.S. LLC, 5.40%, 04/07/35(c)	315	326,594

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Carlisle Companies Inc.
2.75%, 03/01/30	$242	$228,420
3.75%, 12/01/27	31	30,840
Carrier Global Corp.
2.70%, 02/15/31	476	440,822
2.72%, 02/15/30	320	301,558
3.38%, 04/05/40	221	180,393
3.58%, 04/05/50	558	418,467
5.90%, 03/15/34	618	667,309
6.20%, 03/15/54(a)	80	87,717
CRH America Finance Inc.
4.40%, 02/09/31	250	250,440
5.00%, 02/09/36(a)	260	262,682
5.40%, 05/21/34	2,403	2,504,456
5.50%, 01/09/35	610	639,760
5.60%, 02/09/56(a)	170	170,474
CRH SMW Finance DAC
5.13%, 01/09/30	1,335	1,376,648
5.20%, 05/21/29(a)	2,795	2,886,932
Fortune Brands Innovations Inc.
3.25%, 09/15/29	468	450,776
4.00%, 03/25/32	1,077	1,033,758
4.50%, 03/25/52	229	187,411
5.88%, 06/01/33(a)	1,247	1,323,258
Johnson Controls International PLC
4.95%, 07/02/64(d)	10	8,786
6.00%, 01/15/36	690	756,806
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	2,455	2,196,737
2.00%, 09/16/31	1,131	997,613
4.90%, 12/01/32	30	30,727
Lennox International Inc.
1.70%, 08/01/27	1,167	1,122,817
5.50%, 09/15/28	570	590,176
Martin Marietta Materials Inc.
3.20%, 07/15/51	253	173,412
3.45%, 06/01/27	81	80,444
3.50%, 12/15/27	75	74,271
4.25%, 12/15/47	150	126,170
5.15%, 12/01/34	50	51,350
5.50%, 12/01/54	485	481,670
Series CB, 2.50%, 03/15/30	118	110,073
Masco Corp.
3.13%, 02/15/51	60	40,126
3.50%, 11/15/27(a)	193	191,079
4.50%, 05/15/47(a)	105	90,526
Mohawk Industries Inc., 3.63%, 05/15/30(a)	5	4,849
Owens Corning
3.95%, 08/15/29	460	456,691
4.30%, 07/15/47	167	137,547
4.40%, 01/30/48	124	102,969
5.50%, 06/15/27	45	45,918
5.70%, 06/15/34(a)	135	142,518
5.95%, 06/15/54(a)	365	374,494
7.00%, 12/01/36	293	336,525
Trane Technologies Financing Ltd.
3.80%, 03/21/29	1,323	1,314,096
5.10%, 06/13/34	610	630,326
5.25%, 03/03/33	1,225	1,281,478
Security	Par (000)	Value
Building Materials (continued)
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	$2,838	$2,825,742
4.30%, 02/21/48	152	130,106
5.75%, 06/15/43	256	270,818
Vulcan Materials Co.
3.90%, 04/01/27(a)	75	74,908
4.50%, 06/15/47	112	98,112
4.70%, 03/01/48	39	34,890
4.95%, 12/01/29	50	51,417
5.35%, 12/01/34	50	52,090
5.70%, 12/01/54	125	127,522
		29,384,514
Chemicals — 1.1%
Albemarle Corp., 5.45%, 12/01/44(a)	135	124,351
Cabot Corp., 4.00%, 07/01/29	65	64,462
CF Industries Inc.
4.95%, 06/01/43	110	99,837
5.38%, 03/15/44(a)	156	148,567
Dow Chemical Co. (The)
3.60%, 11/15/50	197	130,839
4.25%, 10/01/34	221	203,877
4.38%, 11/15/42	225	181,791
4.63%, 10/01/44	93	75,824
4.80%, 11/30/28(a)	65	65,933
4.80%, 01/15/31	75	74,823
4.80%, 05/15/49	172	138,553
5.15%, 02/15/34(a)	370	370,141
5.25%, 11/15/41	114	104,511
5.35%, 03/15/35(a)	75	74,723
5.55%, 11/30/48	260	233,471
5.60%, 02/15/54(a)	60	53,542
5.65%, 03/15/36(a)	125	125,672
5.95%, 03/15/55(a)	110	102,894
6.30%, 03/15/33(a)	223	238,530
6.90%, 05/15/53(a)	65	68,322
9.40%, 05/15/39	269	351,279
DuPont de Nemours Inc.
4.73%, 11/15/28(c)	282	285,781
5.32%, 11/15/38	308	314,310
5.42%, 11/15/48(a)	94	89,609
Eastman Chemical Co.
4.50%, 12/01/28	25	25,181
4.65%, 10/15/44	185	158,346
4.80%, 09/01/42	154	137,533
Ecolab Inc.
1.30%, 01/30/31(a)	657	570,977
2.13%, 02/01/32	30	26,550
2.13%, 08/15/50	75	42,131
2.70%, 12/15/51(a)	166	104,580
3.25%, 12/01/27	2,222	2,198,792
4.30%, 06/15/28(a)	30	30,300
4.80%, 03/24/30	1,120	1,151,781
5.00%, 09/01/35(a)	155	159,274
FMC Corp.
3.45%, 10/01/29	29	26,276
4.50%, 10/01/49	76	49,782
5.65%, 05/18/33(a)	70	64,068
6.38%, 05/18/53(a)	15	12,114
International Flavors & Fragrances Inc.
4.38%, 06/01/47	254	207,200
4.45%, 09/26/28	276	277,318

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
5.00%, 09/26/48(a)	$118	$105,381
LYB International Finance BV
4.88%, 03/15/44	205	172,373
5.25%, 07/15/43	215	189,111
LYB International Finance III LLC
3.63%, 04/01/51	209	137,345
3.80%, 10/01/60	417	265,165
4.20%, 10/15/49	252	184,906
4.20%, 05/01/50	263	191,550
5.50%, 03/01/34(a)	150	149,690
5.63%, 05/15/33(a)	441	448,508
LyondellBasell Industries NV, 4.63%, 02/26/55	391	301,025
Mosaic Co. (The)
4.05%, 11/15/27(a)	140	139,948
4.88%, 11/15/41(a)	45	40,956
5.45%, 11/15/33(a)	372	385,431
5.63%, 11/15/43	60	58,372
Nutrien Ltd.
3.95%, 05/13/50	110	85,378
4.13%, 03/15/35	557	519,839
4.20%, 04/01/29	98	97,960
4.90%, 06/01/43	72	66,071
5.00%, 04/01/49	108	98,800
5.25%, 01/15/45	221	210,583
5.40%, 06/21/34	190	197,073
5.63%, 12/01/40	67	68,160
5.80%, 03/27/53(a)	174	177,321
5.88%, 12/01/36	93	98,700
6.13%, 01/15/41	65	68,772
PPG Industries Inc.
2.80%, 08/15/29	72	68,715
3.75%, 03/15/28	56	55,842
4.38%, 03/15/31	150	150,342
RPM International Inc.
4.25%, 01/15/48	19	15,890
4.55%, 03/01/29	51	51,711
5.25%, 06/01/45	62	59,766
Sherwin-Williams Co. (The)
2.30%, 05/15/30	180	166,281
2.95%, 08/15/29	62	59,449
3.30%, 05/15/50(a)	75	52,155
3.45%, 06/01/27	85	84,261
3.80%, 08/15/49	86	65,779
4.00%, 12/15/42	65	54,292
4.50%, 06/01/47	473	410,443
4.55%, 08/01/45	162	141,053
5.15%, 08/15/35(a)	75	76,870
Westlake Corp.
3.38%, 08/15/61	130	78,075
5.00%, 08/15/46	33	28,458
		15,041,645
Commercial Services — 1.4%
Automatic Data Processing Inc.
1.25%, 09/01/30	3,929	3,479,342
1.70%, 05/15/28	4,558	4,342,143
4.45%, 09/09/34	50	50,101
4.75%, 05/08/32	185	190,089
Block Financial LLC, 3.88%, 08/15/30(a)	274	265,327
Cintas Corp. No. 2, 3.70%, 04/01/27	99	98,705
Security	Par (000)	Value
Commercial Services (continued)
Global Payments Inc.
5.40%, 08/15/32	$105	$106,870
5.95%, 08/15/52(a)	129	123,896
GXO Logistics Inc.
2.65%, 07/15/31	597	534,208
6.50%, 05/06/34(a)	40	43,062
Moody's Corp.
3.10%, 11/29/61	185	117,303
3.25%, 01/15/28	82	80,798
3.25%, 05/20/50	109	75,372
4.25%, 02/01/29	80	80,473
4.25%, 08/08/32	170	168,234
4.88%, 12/17/48	204	184,861
5.25%, 07/15/44	32	30,941
PayPal Holdings Inc.
2.30%, 06/01/30	132	122,299
2.85%, 10/01/29	170	162,871
3.25%, 06/01/50(a)	281	195,530
5.05%, 06/01/52(a)	71	65,971
5.25%, 06/01/62(a)	199	186,233
Quanta Services Inc.
2.35%, 01/15/32	485	429,276
2.90%, 10/01/30	604	567,563
3.05%, 10/01/41	181	135,645
4.75%, 08/09/27	75	75,795
5.25%, 08/09/34	75	77,629
RELX Capital Inc.
3.00%, 05/22/30	2,354	2,239,561
4.00%, 03/18/29	1,842	1,838,748
4.75%, 03/27/30	95	97,072
5.25%, 03/27/35	250	259,867
S&P Global Inc.
2.30%, 08/15/60	700	363,770
2.50%, 12/01/29	65	61,320
3.25%, 12/01/49	408	292,906
3.90%, 03/01/62	85	65,136
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	730	659,403
		17,868,320
Computers — 1.9%
Apple Inc.
2.40%, 08/20/50	327	199,825
2.55%, 08/20/60	1,440	833,847
2.65%, 05/11/50	321	206,900
2.65%, 02/08/51	360	229,941
2.70%, 08/05/51	497	318,092
2.80%, 02/08/61	209	126,822
2.85%, 08/05/61	428	260,842
2.95%, 09/11/49(a)	291	200,531
3.35%, 08/08/32	210	202,186
3.45%, 02/09/45	223	177,544
3.75%, 09/12/47	170	137,426
3.75%, 11/13/47	82	66,410
3.85%, 05/04/43	256	219,849
3.85%, 08/04/46	588	486,913
3.95%, 08/08/52	553	449,478
4.10%, 08/08/62	425	343,492
4.25%, 02/09/47	322	282,345
4.38%, 05/13/45	225	204,360
4.50%, 02/23/36(a)	141	144,021
4.65%, 02/23/46	1,055	989,271

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Dell Inc., 6.50%, 04/15/38	$235	$255,150
Dell International LLC/EMC Corp.
5.40%, 04/15/34	35	36,135
8.10%, 07/15/36	227	276,629
8.35%, 07/15/46(a)	249	320,487
DXC Technology Co., 2.38%, 09/15/28	65	61,085
Gartner Inc., 5.60%, 11/20/35	500	506,388
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	225	224,857
4.15%, 09/15/28	225	225,045
4.40%, 09/25/27	642	645,162
4.40%, 10/15/30	365	363,962
4.55%, 10/15/29	910	916,844
4.85%, 10/15/31	519	525,237
5.00%, 10/15/34	605	602,330
5.25%, 07/01/28	539	553,801
5.60%, 10/15/54	325	303,843
6.20%, 10/15/35	530	573,639
HP Inc.
4.20%, 04/15/32(a)	430	419,707
5.40%, 04/25/30(a)	75	78,009
5.50%, 01/15/33(a)	390	404,750
6.00%, 09/15/41(a)	496	508,772
6.10%, 04/25/35(a)	70	74,489
IBM International Capital Pte Ltd.
4.90%, 02/05/34	62	63,161
5.30%, 02/05/54	240	228,955
International Business Machines Corp.
2.95%, 05/15/50	238	155,558
3.30%, 01/27/27	849	843,271
3.50%, 05/15/29	1,213	1,192,445
4.00%, 06/20/42	180	153,806
4.15%, 05/15/39	179	161,855
4.25%, 05/15/49	575	475,295
4.65%, 02/10/28	200	203,069
4.70%, 02/19/46	139	124,879
4.75%, 02/06/33	275	281,501
4.80%, 02/10/30	210	215,716
4.90%, 07/27/52	65	58,684
5.00%, 02/10/32	195	201,709
5.10%, 02/06/53	85	79,194
5.20%, 02/10/35	155	160,485
5.60%, 11/30/39	186	195,400
5.70%, 02/10/55	175	176,921
5.88%, 11/29/32	313	340,741
6.22%, 08/01/27	314	325,692
6.50%, 01/15/28	157	164,985
7.13%, 12/01/96	77	92,661
Kyndryl Holdings Inc., 3.15%, 10/15/31	25	22,768
Leidos Inc.
2.30%, 02/15/31	215	193,560
4.38%, 05/15/30	656	656,275
NetApp Inc.
2.70%, 06/22/30	1,680	1,566,680
5.50%, 03/17/32	450	470,703
5.70%, 03/17/35	455	478,547
Teledyne FLIR LLC, 2.50%, 08/01/30	75	69,526
Western Digital Corp.
2.85%, 02/01/29	1,192	1,133,492
3.10%, 02/01/32	367	336,189
		24,780,139
Security	Par (000)	Value
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.70%, 08/01/47	$632	$508,802
4.00%, 08/15/45	321	276,422
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29	73	68,408
3.13%, 12/01/49	203	136,569
4.15%, 03/15/47	121	98,442
4.38%, 06/15/45	94	80,063
6.00%, 05/15/37	64	69,935
Kenvue Inc.
4.85%, 05/22/32	75	76,785
5.05%, 03/22/53(a)	60	55,737
5.20%, 03/22/63	488	451,625
Procter & Gamble Co. (The)
2.80%, 03/25/27	90	89,003
2.85%, 08/11/27	1,291	1,274,723
3.00%, 03/25/30	55	53,084
3.50%, 10/25/47(a)	175	136,310
3.55%, 03/25/40(a)	25	21,797
3.60%, 03/25/50	10	7,787
4.10%, 11/03/32	75	74,945
4.35%, 11/03/35	75	74,793
4.60%, 05/01/35	225	230,076
5.55%, 03/05/37	465	508,696
5.80%, 08/15/34	159	175,330
Unilever Capital Corp.
1.38%, 09/14/30	395	351,376
1.75%, 08/12/31	860	760,528
2.13%, 09/06/29(a)	350	329,022
3.50%, 03/22/28	405	402,378
4.63%, 08/12/34	100	101,300
5.00%, 12/08/33(a)	481	501,367
5.90%, 11/15/32	606	665,472
Series 30Y, 2.63%, 08/12/51	319	200,585
		7,781,360
Distribution & Wholesale — 0.4%
LKQ Corp.
5.75%, 06/15/28	1,615	1,670,766
6.25%, 06/15/33(a)	1,930	2,064,023
WW Grainger Inc.
3.75%, 05/15/46	314	253,898
4.20%, 05/15/47	216	183,940
4.45%, 09/15/34	1,269	1,267,122
4.60%, 06/15/45	348	318,965
		5,758,714
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	684	662,281
3.30%, 01/30/32	1,011	937,437
3.40%, 10/29/33	669	606,732
3.65%, 07/21/27	290	287,751
3.85%, 10/29/41	347	285,980
3.88%, 01/23/28	527	523,831
4.63%, 10/15/27	326	328,385
4.95%, 09/10/34	77	76,965
5.10%, 01/19/29	150	153,701
5.30%, 01/19/34	419	430,675
5.75%, 06/06/28	150	155,439
6.15%, 09/30/30	150	161,134

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.50%, 01/31/56, (5-year CMT + 2.44%)(b)	$40	$41,169
6.95%, 03/10/55, (5-year CMT + 2.72%)(b)	546	572,860
Air Lease Corp.
2.88%, 01/15/32(a)	246	220,956
3.00%, 02/01/30	139	130,106
3.13%, 12/01/30	55	51,104
3.25%, 10/01/29	167	159,536
3.63%, 04/01/27	251	248,713
3.63%, 12/01/27	253	249,517
4.63%, 10/01/28	228	229,179
Ally Financial Inc.
6.85%, 01/03/30, (1-day SOFR + 2.82%)(b)	95	100,426
8.00%, 11/01/31	812	925,009
American Express Co.
4.05%, 12/03/42	270	234,208
4.35%, 07/20/29, (1-day SOFR + 0.81%)(b)	455	458,720
4.42%, 08/03/33, (1-day SOFR + 1.76%)(b)	202	201,386
4.80%, 10/24/36, (1-day SOFR + 1.24%)(b)	225	224,143
4.92%, 07/20/33, (1-day SOFR + 1.22%)(b)	250	256,101
4.99%, 05/26/33, (1-day SOFR + 2.26%)(b)	45	46,032
5.02%, 04/25/31, (1-day SOFR + 1.44%)(b)	425	438,859
5.04%, 05/01/34, (1-day SOFR + 1.84%)(b)	155	159,925
5.28%, 07/26/35, (1-day SOFR + 1.42%)(b)	580	601,592
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(b)	225	235,135
5.53%, 04/25/30, (1-day SOFR Index + 1.90%)(b)	115	120,285
5.63%, 07/28/34, (1-day SOFR + 1.93%)(b)	367	385,572
5.67%, 04/25/36, (1-day SOFR + 1.79%)(b)	335	355,800
5.92%, 04/25/35, (1-day SOFR + 1.63%)(b)	460	493,256
6.49%, 10/30/31, (1-day SOFR + 1.94%)(b)	245	268,662
American Express Credit Corp., 3.30%, 05/03/27	785	779,783
Brookfield Capital Finance LLC, 6.09%, 06/14/33	552	592,426
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	539	472,366
Brookfield Finance Inc.
3.50%, 03/30/51	223	156,258
3.63%, 02/15/52	130	92,600
3.90%, 01/25/28	391	389,654
4.35%, 04/15/30	39	39,163
4.70%, 09/20/47	234	202,330
4.85%, 03/29/29	172	175,078
5.33%, 01/15/36	35	35,263
5.68%, 01/15/35(a)	466	483,123
5.97%, 03/04/54	125	127,457
6.35%, 01/05/34(a)	420	456,694
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	284	197,306
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(b)	442	386,067
2.62%, 11/02/32, (1-day SOFR + 1.27%)(b)	175	156,646
3.27%, 03/01/30, (1-day SOFR + 1.79%)(b)	40	38,821
3.80%, 01/31/28	485	482,306
4.10%, 02/09/27	694	693,563
4.93%, 05/10/28, (1-day SOFR + 2.06%)(a)(b)	235	237,518
5.20%, 09/11/36, (1-day SOFR + 1.63%)(b)	200	199,688
5.25%, 07/26/30, (1-day SOFR + 2.60%)(b)	200	206,088
5.27%, 05/10/33, (1-day SOFR + 2.37%)(b)	415	425,614
5.82%, 02/01/34, (1-day SOFR + 2.60%)(b)	165	173,643
5.88%, 07/26/35, (1-day SOFR +1.99%)(b)	185	195,415
6.18%, 01/30/36, (1-day SOFR + 2.04%)(b)	110	115,416
6.31%, 06/08/29, (1-day SOFR + 2.64%)(b)	145	152,204
6.38%, 06/08/34, (1-day SOFR + 2.86%)(b)	300	326,241
Security	Par (000)	Value
Diversified Financial Services (continued)
6.70%, 11/29/32	$414	$458,769
7.62%, 10/30/31, (1-day SOFR + 3.07%)(b)	55	62,224
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(b)	660	781,289
Cboe Global Markets Inc.
1.63%, 12/15/30	50	44,341
3.00%, 03/16/32	562	520,969
3.65%, 01/12/27	132	131,513
Charles Schwab Corp. (The)
1.95%, 12/01/31	215	188,495
2.00%, 03/20/28	125	120,051
2.30%, 05/13/31	155	140,695
2.90%, 03/03/32	425	390,653
3.20%, 01/25/28	89	87,776
3.25%, 05/22/29	5	4,872
4.00%, 02/01/29	50	50,155
4.63%, 03/22/30	105	107,516
5.85%, 05/19/34, (1-day SOFR + 2.50%)(b)	50	53,711
6.14%, 08/24/34, (1-day SOFR + 2.01%)(b)	230	251,318
CME Group Inc.
2.65%, 03/15/32	20	18,303
3.75%, 06/15/28	99	99,065
5.30%, 09/15/43	45	45,720
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	645	741,682
Eaton Vance Corp., 3.50%, 04/06/27	175	173,977
Franklin Resources Inc., 2.95%, 08/12/51	35	22,412
Intercontinental Exchange Inc.
1.85%, 09/15/32(a)	145	124,064
2.65%, 09/15/40	107	80,347
3.00%, 06/15/50	407	272,442
3.00%, 09/15/60	773	473,925
3.10%, 09/15/27	35	34,536
3.75%, 09/21/28(a)	115	114,434
3.95%, 12/01/28(a)	70	70,090
4.20%, 03/15/31	75	75,130
4.25%, 09/21/48	341	288,088
4.60%, 03/15/33(a)	185	187,569
4.95%, 06/15/52(a)	270	250,831
5.20%, 06/15/62	300	282,212
Invesco Finance PLC, 5.38%, 11/30/43	186	183,504
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	1,260	1,285,142
Jefferies Financial Group Inc.
2.63%, 10/15/31	10	8,829
4.15%, 01/23/30	42	41,309
6.25%, 01/15/36	93	98,764
6.50%, 01/20/43(a)	80	84,228
Lazard Group LLC
5.63%, 08/01/35(a)	320	327,268
6.00%, 03/15/31	20	21,223
Legg Mason Inc., 5.63%, 01/15/44	282	283,109
LPL Holdings Inc.
5.65%, 03/15/35	105	107,651
5.75%, 06/15/35	120	124,053
Mastercard Inc.
2.95%, 06/01/29	55	53,338
2.95%, 03/15/51	168	112,744
3.35%, 03/26/30	55	53,805
3.65%, 06/01/49	274	212,896
3.80%, 11/21/46	116	94,830
3.85%, 03/26/50	286	229,241
3.95%, 02/26/48	173	142,824

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.55%, 01/15/35	$240	$241,585
4.88%, 05/09/34	95	97,830
4.95%, 03/15/32	150	156,225
Nasdaq Inc.
1.65%, 01/15/31	240	212,032
3.25%, 04/28/50	199	139,053
3.95%, 03/07/52	190	146,447
5.35%, 06/28/28	413	426,022
5.55%, 02/15/34	673	709,453
5.95%, 08/15/53(a)	104	108,609
6.10%, 06/28/63(a)	146	153,216
Nomura Holdings Inc.
2.17%, 07/14/28	735	698,415
2.33%, 01/22/27	161	157,708
2.61%, 07/14/31	452	409,426
2.68%, 07/16/30	407	376,651
2.71%, 01/22/29	306	292,451
3.00%, 01/22/32	200	182,211
3.10%, 01/16/30	740	704,679
4.90%, 07/01/30	200	203,624
5.39%, 07/06/27	200	203,618
5.49%, 06/29/35	200	207,969
5.61%, 07/06/29	55	57,382
5.78%, 07/03/34	225	239,795
5.84%, 01/18/28	245	253,096
6.07%, 07/12/28	210	219,590
6.09%, 07/12/33	200	217,447
6.18%, 01/18/33	200	217,718
ORIX Corp.
2.25%, 03/09/31	74	66,629
3.70%, 07/18/27	61	60,629
4.00%, 04/13/32(a)	225	219,231
5.20%, 09/13/32(a)	145	150,669
5.40%, 02/25/35	75	77,911
Radian Group Inc., 4.88%, 03/15/27	85	85,257
Raymond James Financial Inc.
3.75%, 04/01/51	170	127,474
4.65%, 04/01/30(a)	272	278,013
4.90%, 09/11/35	45	44,778
4.95%, 07/15/46	259	239,189
5.65%, 09/11/55	55	54,373
Synchrony Financial
2.88%, 10/28/31	219	195,915
3.95%, 12/01/27	907	899,465
5.15%, 03/19/29	629	639,118
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(b)	220	228,606
6.00%, 07/29/36, (1-day SOFR + 2.07%)(b)	450	462,442
Visa Inc.
2.00%, 08/15/50	292	161,667
2.05%, 04/15/30	230	213,143
3.65%, 09/15/47	243	192,682
4.15%, 12/14/35	598	582,933
4.30%, 12/14/45	608	538,445
Voya Financial Inc., 4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(b)	195	184,314
Western Union Co. (The), 6.20%, 11/17/36(a)	299	313,996
		43,270,356
Electric — 8.3%
AEP Texas Inc.
3.45%, 05/15/51	654	450,211
4.70%, 05/15/32	416	418,743
Security	Par (000)	Value
Electric (continued)
5.25%, 05/15/52	$415	$385,754
5.40%, 06/01/33	697	722,013
5.45%, 05/15/29	55	57,181
5.70%, 05/15/34	467	489,324
5.85%, 10/15/55	120	119,475
Series G, 4.15%, 05/01/49	85	66,616
Series H, 3.45%, 01/15/50	202	140,476
Atlantic City Electric Co., 2.30%, 03/15/31	55	49,944
Avangrid Inc., 3.80%, 06/01/29	4,805	4,744,039
Avista Corp.
4.00%, 04/01/52(a)	858	671,848
4.35%, 06/01/48	560	470,189
Baltimore Gas & Electric Co.
3.20%, 09/15/49	609	422,692
3.50%, 08/15/46	419	315,995
3.75%, 08/15/47	383	300,385
4.25%, 09/15/48	326	272,736
5.40%, 06/01/53	87	85,459
5.45%, 06/01/35(a)	255	266,824
5.65%, 06/01/54	370	375,456
6.35%, 10/01/36	160	179,990
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	337	271,829
3.60%, 03/01/52	555	414,132
3.95%, 03/01/48	289	233,836
4.50%, 04/01/44	201	179,001
5.30%, 04/01/53	70	68,347
Series AA, 3.00%, 02/01/27	64	63,389
Series AC, 4.25%, 02/01/49	100	84,196
Series AD, 2.90%, 07/01/50	105	69,470
Series AF, 3.35%, 04/01/51	300	215,169
Series AQ, 4.95%, 08/15/35	25	25,332
Series K2, 6.95%, 03/15/33	98	111,815
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	535	569,086
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.90%)(b)	520	477,633
4.75%, 06/01/50, (5-year CMT + 4.12%)(b)	595	582,956
6.50%, 06/01/55, (5-year CMT + 1.96%)(b)	230	237,573
Commonwealth Edison Co.
2.20%, 03/01/30	1,137	1,054,969
3.00%, 03/01/50	380	253,369
3.65%, 06/15/46	239	186,414
3.70%, 08/15/28	161	160,339
3.70%, 03/01/45	199	158,081
3.80%, 10/01/42	185	151,831
4.00%, 03/01/48	352	285,704
4.00%, 03/01/49	230	183,742
4.35%, 11/15/45	177	152,750
4.60%, 08/15/43	35	31,753
4.70%, 01/15/44	113	103,417
5.30%, 06/01/34	60	63,001
5.65%, 06/01/54	123	124,979
5.90%, 03/15/36(a)	373	406,004
5.95%, 06/01/55	230	243,992
6.45%, 01/15/38	169	190,729
Series 122, 2.95%, 08/15/27(a)	56	55,181
Series 123, 3.75%, 08/15/47	284	221,214
Series 127, 3.20%, 11/15/49	297	205,357
Series 131, 2.75%, 09/01/51	40	25,228
Series 133, 3.85%, 03/15/52	35	26,962

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	$787	$638,836
4.30%, 04/15/44	325	284,990
4.95%, 01/15/30	50	51,381
4.95%, 08/15/34	45	45,736
5.25%, 01/15/53	355	341,765
Series A, 2.05%, 07/01/31	460	410,185
Series A, 3.20%, 03/15/27	1,109	1,098,150
Series A, 4.15%, 06/01/45	539	453,447
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61	128	89,927
3.70%, 11/15/59	304	216,858
3.80%, 05/15/28	96	95,735
3.85%, 06/15/46	275	220,438
3.95%, 03/01/43	115	96,520
4.45%, 03/15/44	227	200,980
4.50%, 12/01/45	242	213,356
4.50%, 05/15/58	135	112,734
4.63%, 12/01/54	175	150,503
5.70%, 06/15/40	135	141,004
Series 05-A, 5.30%, 03/01/35	220	228,495
Series 06-A, 5.85%, 03/15/36	194	208,969
Series 06-B, 6.20%, 06/15/36	120	133,169
Series 07-A, 6.30%, 08/15/37	153	171,214
Series 08-B, 6.75%, 04/01/38	238	275,366
Series 09-C, 5.50%, 12/01/39	192	198,041
Series 12-A, 4.20%, 03/15/42	154	134,233
Series 2017, 3.88%, 06/15/47	123	97,448
Series 20A, 3.35%, 04/01/30	408	396,013
Series 20B, 3.95%, 04/01/50	294	234,696
Series A, 4.13%, 05/15/49	193	156,633
Series B, 3.13%, 11/15/27	96	94,549
Series C, 3.00%, 12/01/60	520	315,839
Series C, 4.00%, 11/15/57	115	87,426
Series C, 4.30%, 12/01/56	189	152,917
Series D, 4.00%, 12/01/28	291	291,601
Series E, 4.65%, 12/01/48	173	153,343
Constellation Energy Generation LLC
5.60%, 06/15/42	64	64,978
5.75%, 10/01/41	92	94,554
5.80%, 03/01/33	560	600,241
6.25%, 10/01/39	200	218,954
Delmarva Power & Light Co., 4.15%, 05/15/45	149	127,804
Edison International
4.13%, 03/15/28	453	447,596
5.25%, 03/15/32	345	345,598
5.45%, 06/15/29	65	66,104
5.75%, 06/15/27	219	222,667
6.95%, 11/15/29	280	298,420
El Paso Electric Co.
5.00%, 12/01/44(a)	125	111,601
6.00%, 05/15/35	87	91,295
Enel Chile SA, 4.88%, 06/12/28	1,180	1,196,812
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.67%)(b)	110	115,815
Entergy Louisiana LLC
2.90%, 03/15/51	609	390,634
4.20%, 09/01/48	270	221,925
4.20%, 04/01/50	338	274,489
4.95%, 01/15/45	485	450,184
5.70%, 03/15/54	319	323,296
Security	Par (000)	Value
Electric (continued)
Entergy Texas Inc.
5.00%, 09/15/52	$84	$76,477
5.80%, 09/01/53	330	335,065
Eversource Energy
2.55%, 03/15/31	205	185,592
3.38%, 03/01/32	85	78,846
3.45%, 01/15/50	546	392,107
4.45%, 12/15/30	100	99,744
5.00%, 01/01/27	20	20,166
5.13%, 05/15/33	224	227,542
5.45%, 03/01/28	135	138,245
5.50%, 01/01/34	436	450,018
5.85%, 04/15/31	85	89,879
5.95%, 07/15/34	419	445,084
Series M, 3.30%, 01/15/28	328	321,788
Series O, 4.25%, 04/01/29	332	331,560
Series R, 1.65%, 08/15/30	2,617	2,309,616
Exelon Corp.
4.05%, 04/15/30	818	812,010
4.10%, 03/15/52	732	570,711
4.45%, 04/15/46	341	291,424
4.70%, 04/15/50	398	346,211
4.95%, 06/15/35(a)	253	253,038
5.10%, 06/15/45	306	287,082
5.13%, 03/15/31	65	67,269
5.45%, 03/15/34	155	162,145
5.60%, 03/15/53	237	233,346
5.63%, 06/15/35	265	279,080
5.88%, 03/15/55	550	562,587
6.50%, 03/15/55, (5-year CMT + 1.98%)(b)	170	177,382
FirstEnergy Transmission LLC, 5.00%, 01/15/35	1,290	1,299,317
Florida Power & Light Co.
2.88%, 12/04/51	155	101,058
3.15%, 10/01/49	346	241,733
3.70%, 12/01/47	204	159,448
3.95%, 03/01/48	336	273,637
3.99%, 03/01/49	378	305,495
4.05%, 06/01/42	201	173,990
4.05%, 10/01/44	235	197,395
4.13%, 02/01/42	229	201,057
4.13%, 06/01/48	226	187,962
4.95%, 06/01/35	226	231,802
5.25%, 02/01/41	130	130,936
5.63%, 04/01/34	386	413,634
5.65%, 02/01/37	117	125,839
5.69%, 03/01/40	140	148,690
5.80%, 03/15/65	50	52,370
5.95%, 02/01/38	171	187,088
5.96%, 04/01/39	125	135,950
Iberdrola International BV, 6.75%, 07/15/36	2,180	2,479,652
ITC Holdings Corp.
3.35%, 11/15/27	369	363,743
5.30%, 07/01/43	703	682,039
National Grid PLC
5.42%, 01/11/34	1,004	1,046,737
5.60%, 06/12/28	1,045	1,080,255
5.81%, 06/12/33	1,767	1,890,717
National Grid USA, 5.80%, 04/01/35	1,280	1,345,926
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30	10	9,350
3.70%, 03/15/29	5	4,951

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.02%, 11/01/32(a)	$176	$171,789
4.30%, 03/15/49	392	336,496
4.40%, 11/01/48	179	154,088
5.05%, 09/15/28	40	41,059
Series C, 8.00%, 03/01/32	238	282,580
Nevada Power Co.
5.90%, 05/01/53	490	499,784
Series EE, 3.13%, 08/01/50(a)	333	222,159
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	2,683	2,468,990
2.75%, 11/01/29	3,581	3,408,589
3.00%, 01/15/52	45	29,066
3.50%, 04/01/29	1,203	1,179,223
3.55%, 05/01/27	2,680	2,660,722
3.80%, 03/15/82, (5-year CMT + 2.55%)(b)	270	263,761
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(a)(b)	25	24,417
4.85%, 02/04/28	80	81,472
5.05%, 03/15/30	100	103,350
5.25%, 03/15/34	80	82,519
5.30%, 03/15/32	80	83,699
5.45%, 03/15/35	70	72,783
5.55%, 03/15/54(a)	55	53,839
5.65%, 05/01/79, (3-mo. SOFR US + 3.42%)(a)(b)	10	10,119
5.90%, 03/15/55	550	566,637
6.75%, 06/15/54, (5-year CMT + 2.46%)(b)	88	94,259
NSTAR Electric Co.
1.95%, 08/15/31	327	289,519
3.10%, 06/01/51(a)	408	279,546
3.20%, 05/15/27	2,015	1,992,743
3.25%, 05/15/29	550	534,266
3.95%, 04/01/30	1,223	1,211,973
4.40%, 03/01/44	449	396,329
4.55%, 06/01/52	325	280,627
4.85%, 03/01/30	50	51,329
5.20%, 03/01/35	150	154,000
5.40%, 06/01/34	85	88,560
5.50%, 03/15/40	145	149,577
Ohio Edison Co., 6.88%, 07/15/36	135	155,850
Ohio Power Co.
4.00%, 06/01/49	268	209,117
4.15%, 04/01/48	210	167,092
5.00%, 06/01/33(a)	280	285,865
5.65%, 06/01/34	585	612,579
Series Q, 1.63%, 01/15/31	550	481,792
Series R, 2.90%, 10/01/51	834	522,588
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	600	367,082
3.10%, 09/15/49	518	351,440
3.75%, 04/01/45	378	301,925
3.80%, 09/30/47	227	178,510
3.80%, 06/01/49	377	290,866
4.10%, 11/15/48	266	216,932
4.55%, 12/01/41	70	63,886
4.60%, 06/01/52	100	85,182
4.65%, 11/01/29	35	35,705
4.95%, 09/15/52	175	159,386
5.25%, 09/30/40	15	15,174
5.30%, 06/01/42	45	44,598
5.35%, 10/01/52	55	53,215
5.55%, 06/15/54	332	328,852
5.75%, 03/15/29	12	12,584
Security	Par (000)	Value
Electric (continued)
5.80%, 04/01/55(c)	$35	$35,963
7.25%, 01/15/33	87	100,568
7.50%, 09/01/38	5	6,065
Pacific Gas and Electric Co.
3.50%, 08/01/50	850	584,975
3.95%, 12/01/47	190	143,322
4.20%, 06/01/41	100	83,077
4.25%, 03/15/46	87	68,963
4.30%, 03/15/45	183	147,403
4.40%, 03/01/32	135	131,800
4.45%, 04/15/42	120	100,628
4.50%, 07/01/40	429	377,246
4.55%, 07/01/30	35	34,909
4.60%, 06/15/43	132	112,102
4.75%, 02/15/44	115	98,561
4.95%, 07/01/50	685	590,646
5.25%, 03/01/52	541	480,153
5.90%, 06/15/32	594	624,246
5.90%, 10/01/54	110	107,469
6.10%, 10/15/55	200	201,077
6.15%, 01/15/33	439	467,702
6.15%, 03/01/55	75	75,821
6.70%, 04/01/53	15	16,102
6.75%, 01/15/53	528	572,349
PECO Energy Co.
2.85%, 09/15/51	105	66,813
3.00%, 09/15/49	588	395,096
3.05%, 03/15/51	95	62,990
3.70%, 09/15/47	365	283,904
3.90%, 03/01/48	377	301,910
4.15%, 10/01/44	323	275,718
4.60%, 05/15/52	105	91,815
4.88%, 09/15/35	175	177,123
5.25%, 09/15/54	650	627,609
5.65%, 09/15/55	300	305,710
5.95%, 10/01/36	126	137,623
Potomac Electric Power Co.
4.15%, 03/15/43	640	549,164
5.20%, 03/15/34	45	46,589
5.50%, 03/15/54	190	187,958
6.50%, 11/15/37	208	235,850
PPL Electric Utilities Corp.
3.00%, 10/01/49(a)	248	168,120
3.95%, 06/01/47	112	91,461
4.15%, 10/01/45	90	77,068
4.15%, 06/15/48	364	304,127
4.85%, 02/15/34	250	255,281
5.00%, 05/15/33	501	517,042
5.25%, 05/15/53	610	596,785
6.25%, 05/15/39	162	180,484
Public Service Co. of New Hampshire
3.60%, 07/01/49	835	626,801
4.40%, 07/01/28	75	75,797
5.15%, 01/15/53	120	113,802
5.35%, 10/01/33	320	335,786
Series V, 2.20%, 06/15/31(a)	567	510,569
Public Service Electric & Gas Co.
2.45%, 01/15/30(a)	102	96,127
3.15%, 01/01/50	394	274,114
3.20%, 05/15/29	40	39,033
3.20%, 08/01/49	292	205,482

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.60%, 12/01/47	$210	$160,974
3.65%, 09/01/28	70	69,451
3.65%, 09/01/42	215	175,823
3.70%, 05/01/28	113	112,524
3.80%, 01/01/43	155	128,035
3.80%, 03/01/46	352	282,739
3.85%, 05/01/49	343	270,689
3.95%, 05/01/42	131	111,997
4.05%, 05/01/48	236	194,356
5.05%, 03/01/35	35	35,880
5.20%, 03/01/34	75	77,909
5.30%, 08/01/54	100	97,782
5.45%, 08/01/53	46	45,911
5.45%, 03/01/54	95	94,697
5.50%, 03/01/40	125	129,604
5.80%, 05/01/37	108	116,852
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55	315	315,766
Public Service Enterprise Group Inc.
1.60%, 08/15/30	2,092	1,853,644
2.45%, 11/15/31	1,577	1,411,926
4.90%, 03/15/30	55	56,354
5.20%, 04/01/29	55	56,690
5.40%, 03/15/35	110	113,850
5.45%, 04/01/34(a)	896	933,752
6.13%, 10/15/33	300	325,110
San Diego Gas & Electric Co.
4.15%, 05/15/48	194	157,500
4.50%, 08/15/40	227	209,521
4.95%, 08/15/28	105	107,492
6.00%, 06/01/39	127	137,419
Series RRR, 3.75%, 06/01/47	183	140,872
Series TTT, 4.10%, 06/15/49	216	174,014
Series UUU, 3.32%, 04/15/50	429	301,104
Series WWW, 2.95%, 08/15/51	133	86,456
Sempra
3.25%, 06/15/27	20	19,705
3.40%, 02/01/28	235	231,434
3.80%, 02/01/38	411	355,632
4.00%, 02/01/48	474	366,681
4.13%, 04/01/52, (5-year CMT + 2.87%)(b)	247	240,764
6.00%, 10/15/39	323	340,241
6.38%, 04/01/56, (5-year CMT + 2.63%)(a)(b)	100	101,970
6.55%, 04/01/55, (5-year CMT + 2.14%)(b)	10	10,127
6.63%, 04/01/55, (5-year CMT + 2.35%)(b)	30	30,304
6.88%, 10/01/54, (5-year CMT + 2.79%)(b)	92	94,371
Southern California Edison Co.
2.25%, 06/01/30	75	67,930
3.45%, 02/01/52	470	318,571
3.65%, 02/01/50	407	287,913
4.00%, 04/01/47	368	282,589
4.05%, 03/15/42(a)	166	134,410
4.50%, 09/01/40	198	175,851
4.65%, 10/01/43	182	157,156
5.25%, 03/15/30	50	51,332
5.45%, 03/01/35(a)	50	51,033
5.50%, 03/15/40	111	110,375
5.63%, 02/01/36	162	165,052
5.70%, 03/01/53	118	111,700
5.75%, 04/15/54	324	310,119
5.88%, 12/01/53	29	28,314
Security	Par (000)	Value
Electric (continued)
5.90%, 03/01/55	$135	$132,993
6.00%, 01/15/34	325	342,800
6.05%, 03/15/39	74	77,032
6.20%, 09/15/55(a)	355	364,396
6.65%, 04/01/29	256	269,892
Series 04-G, 5.75%, 04/01/35	122	126,934
Series 05-E, 5.35%, 07/15/35	144	145,712
Series 06-E, 5.55%, 01/15/37	80	80,888
Series 08-A, 5.95%, 02/01/38	135	139,000
Series 13-A, 3.90%, 03/15/43	157	122,726
Series 20A, 2.95%, 02/01/51	75	46,689
Series A, 4.20%, 03/01/29	92	91,448
Series B, 3.65%, 03/01/28	72	70,959
Series B, 4.88%, 03/01/49	86	73,803
Series C, 3.60%, 02/01/45	228	166,981
Series C, 4.13%, 03/01/48	304	235,953
Series E, 5.45%, 06/01/52	29	26,636
Series H, 3.65%, 06/01/51	88	61,783
Tampa Electric Co.
3.45%, 03/15/51	25	18,029
5.00%, 07/15/52	285	262,300
Toledo Edison Co. (The), 6.15%, 05/15/37	245	269,579
		108,056,166
Electrical Components & Equipment — 0.2%
ABB Finance USA Inc.
3.80%, 04/03/28	1,605	1,614,032
4.38%, 05/08/42(a)	315	285,971
Acuity Brands Lighting Inc., 2.15%, 12/15/30	1,241	1,123,674
Emerson Electric Co.
2.80%, 12/21/51	175	113,772
5.25%, 11/15/39	20	20,717
		3,158,166
Electronics — 0.9%
Allegion PLC, 3.50%, 10/01/29	890	865,108
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	457	452,352
5.41%, 07/01/32(a)	642	671,838
5.60%, 05/29/34	605	637,485
Amphenol Corp., 2.80%, 02/15/30	41	38,996
Avnet Inc.
3.00%, 05/15/31	320	290,490
5.50%, 06/01/32	480	489,195
Flex Ltd.
4.88%, 06/15/29	439	445,405
4.88%, 05/12/30	748	759,606
Fortive Corp., 4.30%, 06/15/46	82	69,139
Honeywell International Inc.
1.75%, 09/01/31	255	223,720
1.95%, 06/01/30	115	105,081
2.70%, 08/15/29	552	527,934
3.81%, 11/21/47	228	182,636
4.25%, 01/15/29	275	277,493
4.50%, 01/15/34	475	473,270
4.65%, 07/30/27	85	86,083
4.70%, 02/01/30	110	112,620
4.75%, 02/01/32	265	271,272
4.88%, 09/01/29	60	61,889
4.95%, 09/01/31	65	67,671
5.00%, 02/15/33	450	466,668
5.00%, 03/01/35	650	666,389

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
5.25%, 03/01/54	$290	$280,606
5.35%, 03/01/64	320	312,356
5.38%, 03/01/41(a)	205	213,288
5.70%, 03/15/36	286	307,137
5.70%, 03/15/37	288	308,940
Hubbell Inc.
3.15%, 08/15/27	28	27,596
3.50%, 02/15/28	42	41,629
4.80%, 11/15/35	50	50,067
Keysight Technologies Inc.
3.00%, 10/30/29	195	186,434
4.60%, 04/06/27	808	811,337
4.95%, 10/15/34	430	435,758
5.35%, 07/30/30	55	57,344
Trimble Inc., 4.90%, 06/15/28	391	396,938
Tyco Electronics Group SA, 7.13%, 10/01/37(a)	129	153,079
Vontier Corp.
2.40%, 04/01/28	208	198,703
2.95%, 04/01/31	194	177,521
		12,201,073
Engineering & Construction — 0.3%
Jacobs Engineering Group Inc.
5.90%, 03/01/33	1,150	1,215,684
6.35%, 08/18/28	2,705	2,854,692
		4,070,376
Environmental Control — 0.2%
Republic Services Inc.
2.38%, 03/15/33	50	43,906
3.05%, 03/01/50	358	247,490
5.70%, 05/15/41	30	31,499
6.20%, 03/01/40	20	22,302
Veralto Corp.
5.35%, 09/18/28	743	767,202
5.45%, 09/18/33	1,060	1,113,033
Waste Connections Inc.
2.60%, 02/01/30	15	14,169
2.95%, 01/15/52	387	254,961
3.05%, 04/01/50	62	42,222
4.25%, 12/01/28	5	5,041
Waste Management Inc.
2.50%, 11/15/50	421	256,911
3.15%, 11/15/27	100	98,711
4.10%, 03/01/45	37	31,582
4.15%, 07/15/49	201	168,709
5.35%, 10/15/54	60	59,616
		3,157,354
Food — 1.9%
Ahold Finance USA LLC, 6.88%, 05/01/29	238	258,933
Campbell's Company/The
2.38%, 04/24/30	125	115,294
3.13%, 04/24/50	203	135,865
4.15%, 03/15/28	790	791,683
4.75%, 03/23/35(a)	70	68,467
4.80%, 03/15/48	214	190,651
5.25%, 10/13/54(a)	60	55,853
5.40%, 03/21/34	293	301,526
Conagra Brands Inc.
4.85%, 11/01/28	100	101,299
5.00%, 08/01/30	145	147,161
5.30%, 11/01/38	420	405,861
Security	Par (000)	Value
Food (continued)
5.40%, 11/01/48(a)	$363	$332,818
5.75%, 08/01/35(a)	155	159,522
7.00%, 10/01/28	45	48,062
8.25%, 09/15/30	265	305,692
General Mills Inc.
2.25%, 10/14/31	863	768,110
2.88%, 04/15/30	1,265	1,198,952
3.00%, 02/01/51	246	162,223
3.20%, 02/10/27	1,242	1,230,033
4.20%, 04/17/28	898	900,603
4.70%, 01/30/27	181	182,352
4.88%, 01/30/30	100	102,500
4.95%, 03/29/33	116	118,158
5.25%, 01/30/35(a)	590	606,295
5.40%, 06/15/40	88	89,631
5.50%, 10/17/28(a)	310	321,921
Hershey Co. (The)
2.45%, 11/15/29	48	45,405
3.13%, 11/15/49	17	11,796
3.38%, 08/15/46	35	26,441
Hormel Foods Corp., 3.05%, 06/03/51	327	220,882
Ingredion Inc.
2.90%, 06/01/30	1,069	1,006,248
3.90%, 06/01/50	283	214,818
J M Smucker Co. (The)
2.38%, 03/15/30(a)	20	18,601
3.38%, 12/15/27	40	39,537
4.25%, 03/15/35	222	210,634
4.38%, 03/15/45(a)	137	116,170
6.20%, 11/15/33	35	38,089
6.50%, 11/15/43	40	43,511
6.50%, 11/15/53(a)	385	424,265
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co., 6.50%, 12/01/52	170	177,845
Kellanova
2.10%, 06/01/30	1,450	1,325,408
3.40%, 11/15/27(a)	1,212	1,200,182
4.30%, 05/15/28	1,144	1,152,434
5.25%, 03/01/33	870	904,406
5.75%, 05/16/54(a)	20	20,217
Series B, 7.45%, 04/01/31	265	305,180
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	223	234,039
Kraft Heinz Foods Co.
4.38%, 06/01/46	351	295,020
4.88%, 10/01/49	461	404,511
5.00%, 07/15/35	105	105,255
5.00%, 06/04/42	101	93,593
5.20%, 03/15/32(a)	130	134,203
5.20%, 07/15/45	443	412,344
5.40%, 03/15/35(a)	150	154,870
5.50%, 06/01/50	380	360,283
6.50%, 02/09/40	242	262,806
6.88%, 01/26/39	220	246,981
Kroger Co. (The)
3.88%, 10/15/46	152	119,395
3.95%, 01/15/50	183	142,954
4.45%, 02/01/47	356	304,830
4.65%, 01/15/48	180	157,429
5.00%, 09/15/34	335	339,972
5.00%, 04/15/42	109	103,205

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.15%, 08/01/43	$131	$124,714
5.40%, 07/15/40	75	76,027
5.40%, 01/15/49	165	159,732
5.50%, 09/15/54	310	302,206
5.65%, 09/15/64	280	272,371
6.90%, 04/15/38	141	163,375
7.50%, 04/01/31	186	213,111
McCormick & Co. Inc./MD
1.85%, 02/15/31	295	260,825
2.50%, 04/15/30	412	383,904
3.40%, 08/15/27	352	348,405
4.20%, 08/15/47	297	245,408
4.70%, 10/15/34	100	99,135
Mondelez International Inc.
2.63%, 09/04/50(a)	143	86,893
2.75%, 04/13/30	43	40,577
4.13%, 05/07/28	45	45,090
Sysco Corp.
2.40%, 02/15/30	132	122,957
3.30%, 02/15/50(a)	210	147,786
4.45%, 03/15/48	104	89,573
4.50%, 04/01/46	72	62,715
4.85%, 10/01/45	148	135,664
5.38%, 09/21/35	40	41,664
5.95%, 04/01/30	177	187,902
6.60%, 04/01/40	92	103,437
6.60%, 04/01/50	365	405,940
Tyson Foods Inc.
4.35%, 03/01/29	65	65,202
4.55%, 06/02/47	178	153,263
4.88%, 08/15/34	25	25,052
5.10%, 09/28/48	282	261,232
5.15%, 08/15/44	65	61,447
		25,158,831
Forest Products & Paper — 0.2%
International Paper Co.
4.35%, 08/15/48	148	121,485
4.40%, 08/15/47	244	203,994
4.80%, 06/15/44	208	187,084
5.00%, 09/15/35	250	251,087
5.15%, 05/15/46	75	69,859
6.00%, 11/15/41	213	221,289
7.30%, 11/15/39	135	158,964
Suzano Austria GmbH
3.13%, 01/15/32(a)	277	247,671
3.75%, 01/15/31	344	323,833
5.00%, 01/15/30	452	453,461
6.00%, 01/15/29	463	476,912
		2,715,639
Gas — 1.0%
Atmos Energy Corp.
2.63%, 09/15/29	25	23,771
2.85%, 02/15/52	190	120,671
3.00%, 06/15/27	15	14,826
3.38%, 09/15/49	297	214,231
4.13%, 10/15/44	188	161,283
4.13%, 03/15/49	222	181,497
4.15%, 01/15/43	39	33,628
4.30%, 10/01/48	195	165,616
5.00%, 12/15/54	60	55,731
Security	Par (000)	Value
Gas (continued)
5.20%, 08/15/35(a)	$60	$62,216
5.45%, 01/15/56	210	207,326
5.50%, 06/15/41	43	44,605
National Fuel Gas Co.
2.95%, 03/01/31	129	117,927
3.95%, 09/15/27	425	422,639
4.75%, 09/01/28	65	65,633
5.50%, 03/15/30	35	36,215
5.95%, 03/15/35	25	26,323
NiSource Inc.
1.70%, 02/15/31	55	48,182
5.00%, 06/15/52	310	280,096
5.35%, 04/01/34	1,055	1,092,801
5.35%, 07/15/35	330	338,907
5.40%, 06/30/33	236	245,289
5.85%, 04/01/55	925	938,546
5.95%, 06/15/41	75	78,773
6.38%, 03/31/55, (5-year CMT + 2.52%)(a)(b)	435	449,218
6.95%, 11/30/54, (5-year CMT + 2.45%)(b)	120	124,946
Northwest Natural Holding Co., 7.00%, 09/15/55, (5-year CMT + 2.70%)(b)	25	25,964
ONE Gas Inc.
2.00%, 05/15/30	1,845	1,695,232
4.25%, 09/01/32	650	644,809
4.50%, 11/01/48	213	184,845
4.66%, 02/01/44	138	125,139
5.10%, 04/01/29	965	995,872
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	590	536,849
3.35%, 06/01/50	185	130,015
5.05%, 05/15/52	243	220,760
5.10%, 02/15/35	60	61,399
5.40%, 06/15/33	50	52,318
Southern California Gas Co.
5.13%, 11/15/40	90	89,302
6.00%, 06/15/55	160	167,644
Series UU, 4.13%, 06/01/48	264	214,621
Series VV, 4.30%, 01/15/49	276	230,422
Series WW, 3.95%, 02/15/50	295	229,380
Series XX, 2.55%, 02/01/30	37	34,882
Southwest Gas Corp.
3.18%, 08/15/51	90	62,688
3.70%, 04/01/28	35	34,676
3.80%, 09/29/46(a)	174	134,349
4.15%, 06/01/49	166	134,762
Spire Inc., 6.45%, 06/01/56, (5-year CMT + 2.32%)(b)	300	299,933
Spire Missouri Inc.
3.30%, 06/01/51	470	326,094
Series 2034, 5.15%, 08/15/34	265	274,236
Washington Gas Light Co.
3.65%, 09/15/49	357	264,958
Series K, 3.80%, 09/15/46	80	62,544
		12,784,589
Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50	15	10,436
3.25%, 03/01/27	40	39,636
4.10%, 03/01/48(a)	15	12,596

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools (continued)
Stanley Black & Decker Inc., 2.30%, 03/15/30	$35	$31,951
		94,619
Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36(a)	400	406,001
4.90%, 11/30/46	101	96,717
5.30%, 05/27/40	93	96,993
6.00%, 04/01/39	143	160,069
6.15%, 11/30/37	170	192,629
Agilent Technologies Inc.
2.30%, 03/12/31	105	95,084
2.75%, 09/15/29	752	715,381
4.75%, 09/09/34	80	80,277
Baxter International Inc.
2.54%, 02/01/32	300	262,308
3.13%, 12/01/51(a)	492	316,518
3.50%, 08/15/46	255	185,130
Boston Scientific Corp.
4.55%, 03/01/39	30	28,934
4.70%, 03/01/49(a)	313	287,266
6.25%, 11/15/35	115	129,502
7.38%, 01/15/40	108	132,202
Danaher Corp.
2.60%, 10/01/50	310	193,448
2.80%, 12/10/51	543	349,571
4.38%, 09/15/45	192	170,940
Dentsply Sirona Inc., 3.25%, 06/01/30(a)	634	585,597
DH Europe Finance II SARL
2.60%, 11/15/29	116	110,046
3.25%, 11/15/39	308	255,335
3.40%, 11/15/49	403	298,718
Edwards Lifesciences Corp., 4.30%, 06/15/28	2,920	2,931,366
GE HealthCare Technologies Inc., 6.38%, 11/22/52(a)	253	280,440
Medtronic Inc., 4.63%, 03/15/45	387	357,946
Revvity Inc.
2.25%, 09/15/31	805	710,504
2.55%, 03/15/31	640	579,159
3.30%, 09/15/29	55	53,077
3.63%, 03/15/51	201	144,630
Smith & Nephew PLC
2.03%, 10/14/30	523	470,201
5.40%, 03/20/34	111	115,867
Solventum Corp.
5.60%, 03/23/34	120	125,445
5.90%, 04/30/54(a)	141	144,697
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	1,406	1,295,126
3.75%, 03/15/51	402	300,879
Stryker Corp.
2.90%, 06/15/50	128	86,013
4.10%, 04/01/43	104	89,850
4.38%, 05/15/44	152	134,286
4.63%, 03/15/46	256	231,816
Thermo Fisher Scientific Inc.
4.10%, 08/15/47	302	255,834
4.98%, 08/10/30	40	41,494
5.09%, 08/10/33	10	10,431
5.30%, 02/01/44	134	134,112
5.40%, 08/10/43	30	30,546
Security	Par (000)	Value
Health Care - Products (continued)
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	$625	$564,853
4.45%, 08/15/45	161	141,522
5.20%, 09/15/34	50	51,315
5.50%, 02/19/35	50	52,222
5.75%, 11/30/39	145	152,342
		14,634,639
Health Care - Services — 3.4%
Aetna Inc.
3.88%, 08/15/47	20	15,231
4.13%, 11/15/42	91	72,581
4.50%, 05/15/42	124	107,487
6.63%, 06/15/36	226	249,456
6.75%, 12/15/37	162	180,918
Centene Corp.
2.45%, 07/15/28	602	560,580
2.50%, 03/01/31	608	524,296
2.63%, 08/01/31	659	564,967
3.00%, 10/15/30	460	410,404
3.38%, 02/15/30	295	271,160
4.25%, 12/15/27	257	253,949
4.63%, 12/15/29	1,223	1,183,736
Cigna Group (The)
2.40%, 03/15/30	446	414,486
3.20%, 03/15/40	35	27,907
3.40%, 03/15/50	297	211,201
3.40%, 03/15/51	334	235,091
3.88%, 10/15/47	328	256,192
4.38%, 10/15/28	1,155	1,165,863
4.80%, 08/15/38	407	393,581
4.80%, 07/15/46	299	269,785
4.90%, 12/15/48	773	701,728
5.00%, 05/15/29	40	41,112
5.13%, 05/15/31	40	41,441
5.25%, 02/15/34	610	631,526
5.40%, 03/15/33	265	277,606
5.60%, 02/15/54(a)	295	290,758
6.13%, 11/15/41	172	183,769
Elevance Health Inc.
2.25%, 05/15/30	495	455,657
2.55%, 03/15/31	77	70,411
2.88%, 09/15/29	588	561,091
3.13%, 05/15/50	145	96,354
3.60%, 03/15/51	225	162,471
3.65%, 12/01/27	1,007	1,000,075
3.70%, 09/15/49	225	166,802
4.00%, 09/15/28	175	174,624
4.10%, 03/01/28	626	626,447
4.10%, 05/15/32	385	375,680
4.38%, 12/01/47	311	260,985
4.55%, 03/01/48	199	171,131
4.55%, 05/15/52	91	76,487
4.60%, 09/15/32	175	175,119
4.63%, 05/15/42	283	256,005
4.65%, 01/15/43	286	258,366
4.65%, 08/15/44	243	216,335
4.75%, 02/15/30	195	199,117
4.75%, 02/15/33	262	264,053
4.95%, 11/01/31	180	184,479
5.00%, 01/15/36	175	175,291
5.10%, 01/15/44	214	203,603

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.13%, 02/15/53	$85	$77,693
5.15%, 06/15/29	210	216,578
5.20%, 02/15/35	245	251,054
5.38%, 06/15/34	255	264,525
5.50%, 10/15/32	330	348,195
5.65%, 06/15/54	78	76,681
5.70%, 02/15/55(a)	150	148,420
5.70%, 09/15/55(a)	250	247,902
5.85%, 01/15/36	199	212,073
5.85%, 11/01/64	190	188,489
5.95%, 12/15/34	159	170,908
6.10%, 10/15/52	60	62,581
6.38%, 06/15/37	142	155,893
HCA Inc.
2.38%, 07/15/31	40	35,861
3.50%, 09/01/30	302	291,050
3.50%, 07/15/51	427	297,479
3.63%, 03/15/32	149	141,314
4.13%, 06/15/29	729	727,728
4.50%, 02/15/27	667	668,556
4.63%, 03/15/52	391	326,278
5.13%, 06/15/39	316	309,154
5.25%, 06/15/49	521	480,321
5.45%, 04/01/31	15	15,702
5.45%, 09/15/34	40	41,553
5.50%, 06/01/33	714	749,111
5.50%, 06/15/47	409	393,423
5.60%, 04/01/34	225	235,676
5.75%, 03/01/35	90	95,017
5.88%, 02/01/29	235	244,918
5.90%, 06/01/53	255	254,198
5.95%, 09/15/54	151	151,977
6.00%, 04/01/54	225	228,330
6.10%, 04/01/64	193	195,760
6.20%, 03/01/55	160	166,711
Humana Inc.
3.13%, 08/15/29	250	240,110
3.70%, 03/23/29	50	49,056
3.95%, 08/15/49	173	130,483
4.63%, 12/01/42	249	217,051
4.80%, 03/15/47	227	195,261
4.88%, 04/01/30	129	130,794
4.95%, 10/01/44	346	308,511
5.38%, 04/15/31	410	424,153
5.50%, 03/15/53	5	4,626
5.55%, 05/01/35	270	277,189
5.75%, 04/15/54	153	146,390
5.88%, 03/01/33	220	232,217
5.95%, 03/15/34	425	448,672
ICON Investments Six DAC, 6.00%, 05/08/34	572	604,158
IQVIA Inc.
5.70%, 05/15/28	657	677,779
6.25%, 02/01/29(a)	320	337,438
Laboratory Corp. of America Holdings
2.70%, 06/01/31	520	477,955
2.95%, 12/01/29	130	123,870
3.60%, 09/01/27	85	84,482
4.35%, 04/01/30	35	35,101
4.55%, 04/01/32	105	105,340
4.70%, 02/01/45	436	394,057
4.80%, 10/01/34	95	94,594
Security	Par (000)	Value
Health Care - Services (continued)
Quest Diagnostics Inc.
2.80%, 06/30/31(a)	$933	$862,832
2.95%, 06/30/30(a)	903	856,298
4.20%, 06/30/29	580	582,416
4.63%, 12/15/29	40	40,738
4.70%, 03/30/45(a)	216	198,141
5.00%, 12/15/34	120	122,401
UnitedHealth Group Inc.
2.00%, 05/15/30	95	86,924
2.30%, 05/15/31	100	90,412
2.75%, 05/15/40	15	11,373
2.88%, 08/15/29	251	241,114
3.13%, 05/15/60	330	205,909
3.25%, 05/15/51	366	252,724
3.50%, 08/15/39	85	71,789
3.70%, 08/15/49	272	205,784
3.85%, 06/15/28	186	185,731
3.88%, 12/15/28	160	159,678
3.88%, 08/15/59	349	257,105
3.95%, 10/15/42	205	172,440
4.00%, 05/15/29(a)	265	265,057
4.20%, 05/15/32	560	555,508
4.20%, 01/15/47	161	134,167
4.25%, 01/15/29	490	493,688
4.25%, 03/15/43	60	52,241
4.25%, 06/15/48	330	275,092
4.38%, 03/15/42	35	31,340
4.45%, 12/15/48	269	230,368
4.50%, 04/15/33	430	428,433
4.63%, 07/15/35(a)	313	311,813
4.63%, 11/15/41	225	208,562
4.75%, 07/15/45	555	506,866
4.75%, 05/15/52	260	229,573
4.90%, 04/15/31	5	5,150
4.95%, 01/15/32	175	180,156
4.95%, 05/15/62	329	289,398
5.00%, 04/15/34	529	541,352
5.05%, 04/15/53	20	18,421
5.15%, 07/15/34	730	754,296
5.20%, 04/15/63	70	64,365
5.35%, 02/15/33	845	885,942
5.38%, 04/15/54	255	246,444
5.50%, 07/15/44	95	95,727
5.50%, 04/15/64	75	72,181
5.63%, 07/15/54	670	671,076
5.70%, 10/15/40	128	135,195
5.75%, 07/15/64	570	571,530
5.80%, 03/15/36	149	160,172
5.88%, 02/15/53	307	315,920
5.95%, 02/15/41	140	149,905
6.05%, 02/15/63(a)	285	298,548
6.50%, 06/15/37	136	153,665
6.63%, 11/15/37	199	227,627
6.88%, 02/15/38(a)	268	312,502
		44,353,879
Holding Companies - Diversified — 0.2%
HA Sustainable Infrastructure Capital Inc.
6.15%, 01/15/31	880	903,414
6.38%, 07/01/34	559	571,283
6.75%, 07/15/35	155	160,873

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
North Haven Private Income Fund LLC, 5.75%, 02/01/30(a)	$1,035	$1,035,834
		2,671,404
Home Builders — 0.1%
PulteGroup Inc.
6.00%, 02/15/35(a)	132	142,797
6.38%, 05/15/33	132	145,134
7.88%, 06/15/32	94	110,156
Sekisui House U.S., Inc.
2.50%, 01/15/31	148	132,041
3.85%, 01/15/30	49	47,389
3.97%, 08/06/61(a)	72	49,355
6.00%, 01/15/43	102	95,663
Toll Brothers Finance Corp., 4.35%, 02/15/28(a)	357	358,483
		1,081,018
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	52	50,995
3.50%, 11/15/51(a)	192	124,720
4.40%, 03/15/29	240	235,970
		411,685
Household Products & Wares — 0.8%
Avery Dennison Corp.
2.25%, 02/15/32	332	291,197
2.65%, 04/30/30	151	141,332
4.88%, 12/06/28	127	129,639
5.75%, 03/15/33	277	293,936
Church & Dwight Co. Inc.
3.15%, 08/01/27	55	54,367
3.95%, 08/01/47	30	24,274
5.00%, 06/15/52	312	289,756
5.60%, 11/15/32	150	160,119
Clorox Co. (The)
1.80%, 05/15/30	1,692	1,527,521
3.10%, 10/01/27	1,191	1,173,936
3.90%, 05/15/28	1,072	1,071,609
4.40%, 05/01/29	433	437,787
4.60%, 05/01/32(a)	685	693,223
Kimberly-Clark Corp.
1.05%, 09/15/27	400	381,716
2.88%, 02/07/50	201	133,969
3.10%, 03/26/30	381	367,196
3.20%, 04/25/29(a)	1,579	1,543,318
3.90%, 05/04/47	175	140,591
3.95%, 11/01/28	401	403,042
4.50%, 02/16/33	690	702,173
5.30%, 03/01/41	173	175,553
6.63%, 08/01/37	419	489,493
		10,625,747
Insurance — 3.3%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	65	78,156
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(b)	993	1,003,914
Aflac Inc.
3.60%, 04/01/30	67	65,944
4.75%, 01/15/49	42	37,619
Alleghany Corp., 4.90%, 09/15/44	9	8,372
Allstate Corp. (The)
5.35%, 06/01/33	266	278,195
5.55%, 05/09/35	81	85,379
Security	Par (000)	Value
Insurance (continued)
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(b)	$210	$220,789
American Financial Group Inc./OH
4.50%, 06/15/47(a)	74	62,805
5.25%, 04/02/30(a)	5	5,242
American International Group Inc.
3.88%, 01/15/35	180	169,559
4.38%, 06/30/50	280	236,399
4.50%, 07/16/44	185	164,714
4.75%, 04/01/48	25	22,443
4.80%, 07/10/45	35	32,091
5.13%, 03/27/33	45	46,536
Aon Corp.
2.80%, 05/15/30	140	132,038
3.75%, 05/02/29	80	79,016
4.50%, 12/15/28	74	74,967
6.25%, 09/30/40	50	55,214
8.21%, 01/01/27	10	10,409
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31	115	104,035
5.00%, 09/12/32	290	298,333
5.35%, 02/28/33	165	172,403
Aon Global Ltd., 4.75%, 05/15/45	22	19,772
Aon North America Inc., 5.75%, 03/01/54(a)	300	303,548
Arch Capital Finance LLC, 5.03%, 12/15/46	160	152,010
Arch Capital Group Ltd.
3.64%, 06/30/50	145	109,675
7.35%, 05/01/34	49	57,436
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	32	30,916
Arthur J Gallagher & Co.
2.40%, 11/09/31	75	66,975
3.05%, 03/09/52	221	141,770
3.50%, 05/20/51	110	78,094
5.50%, 03/02/33	160	167,231
5.55%, 02/15/55	135	131,142
5.75%, 03/02/53(a)	25	24,862
5.75%, 07/15/54	175	174,131
6.75%, 02/15/54	110	123,133
Assurant Inc.
2.65%, 01/15/32	400	354,449
3.70%, 02/22/30	1,924	1,873,840
4.90%, 03/27/28	1,311	1,327,559
5.55%, 02/15/36	185	188,301
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31	55	51,900
Athene Holding Ltd.
3.45%, 05/15/52(a)	94	60,831
3.95%, 05/25/51(a)	36	25,407
4.13%, 01/12/28	96	95,731
6.15%, 04/03/30	137	145,277
6.63%, 10/15/54, (5-year CMT + 2.61%)(b)	100	97,499
6.65%, 02/01/33	30	32,430
6.88%, 06/28/55, (5-year CMT + 2.58%)(b)	25	24,498
AXA SA, 8.60%, 12/15/30(a)	2,209	2,614,407
Axis Specialty Finance LLC
3.90%, 07/15/29	52	51,337
4.90%, 01/15/40, (5-year CMT + 3.19%)(b)	120	115,741
Axis Specialty Finance PLC, 4.00%, 12/06/27	55	54,773
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	45	40,089
2.88%, 03/15/32	265	249,005
3.85%, 03/15/52	205	161,531

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.20%, 08/15/48	$291	$248,339
4.25%, 01/15/49	161	138,492
5.75%, 01/15/40	167	182,926
Brighthouse Financial Inc., 4.70%, 06/22/47	163	121,973
Brown & Brown Inc.
4.20%, 03/17/32	215	208,007
4.50%, 03/15/29(a)	45	45,174
4.95%, 03/17/52	34	29,816
6.25%, 06/23/55	70	73,378
Chubb Corp. (The)
6.00%, 05/11/37	115	126,024
Series 1, 6.50%, 05/15/38	156	177,314
Chubb INA Holdings LLC
1.38%, 09/15/30	20	17,629
2.85%, 12/15/51(a)	116	75,765
3.05%, 12/15/61	143	89,856
4.15%, 03/13/43	45	39,385
4.35%, 11/03/45	220	195,024
6.70%, 05/15/36	44	50,860
Cincinnati Financial Corp., 6.13%, 11/01/34	55	59,493
CNO Financial Group Inc.
5.25%, 05/30/29	503	512,374
6.45%, 06/15/34	259	274,619
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.01%)(b)	60	59,212
Enstar Group Ltd.
3.10%, 09/01/31	45	40,573
4.95%, 06/01/29(a)	17	17,206
Equitable Holdings Inc.
4.35%, 04/20/28	288	289,194
5.00%, 04/20/48	196	177,817
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)(b)	165	171,883
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	197	126,159
3.50%, 10/15/50	45	31,745
4.87%, 06/01/44	30	27,096
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	25	23,551
5.63%, 08/16/32	135	141,164
6.50%, 05/20/55	245	263,873
Fidelity National Financial Inc., 2.45%, 03/15/31(a)	57	50,945
First American Financial Corp.
2.40%, 08/15/31	5	4,383
4.00%, 05/15/30	390	378,264
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29	535	510,817
2.90%, 09/15/51	255	166,696
3.60%, 08/19/49	76	57,505
4.30%, 04/15/43	152	133,100
4.40%, 03/15/48	188	162,700
5.95%, 10/15/36	986	1,076,096
6.10%, 10/01/41	153	165,757
Jackson Financial Inc.
3.13%, 11/23/31	131	119,289
4.00%, 11/23/51(a)	85	60,160
Kemper Corp., 3.80%, 02/23/32	25	23,089
Lincoln National Corp.
3.05%, 01/15/30(a)	30	28,624
3.40%, 01/15/31	55	52,145
3.63%, 12/12/26	41	40,812
3.80%, 03/01/28	115	114,254
Security	Par (000)	Value
Insurance (continued)
4.35%, 03/01/48	$49	$39,602
6.30%, 10/09/37	70	75,432
7.00%, 06/15/40	68	77,081
Loews Corp., 6.00%, 02/01/35	35	37,991
Manulife Financial Corp.
3.70%, 03/16/32	410	394,708
4.06%, 02/24/32, (5-year USD ICE Swap +1.65%)(b)	1,501	1,493,890
5.38%, 03/04/46	263	263,534
Markel Group Inc.
3.35%, 09/17/29	27	26,067
3.45%, 05/07/52	140	96,649
4.15%, 09/17/50	59	46,343
5.00%, 05/20/49	47	42,283
6.00%, 05/16/54	111	114,089
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	227	207,347
4.20%, 03/01/48	299	250,681
4.35%, 01/30/47	246	211,840
4.38%, 03/15/29	663	670,674
4.55%, 11/08/27	115	116,347
4.65%, 03/15/30	220	224,492
4.75%, 03/15/39	30	29,200
4.85%, 11/15/31	185	189,930
4.90%, 03/15/49	231	211,859
5.00%, 03/15/35	300	305,306
5.35%, 11/15/44	110	108,918
5.40%, 09/15/33	10	10,536
5.40%, 03/15/55	525	513,528
5.70%, 09/15/53	10	10,223
5.88%, 08/01/33(a)	464	505,111
MetLife Inc.
4.05%, 03/01/45	284	236,765
4.13%, 08/13/42	326	280,294
4.55%, 03/23/30(a)	89	90,957
4.60%, 05/13/46	189	171,106
4.72%, 12/15/44	200	183,314
4.88%, 11/13/43	269	252,140
5.25%, 01/15/54(a)	90	86,998
5.30%, 12/15/34	282	294,268
5.38%, 07/15/33	15	15,834
5.70%, 06/15/35	108	115,817
5.88%, 02/06/41	155	163,942
6.38%, 06/15/34	84	94,503
6.40%, 12/15/66	529	555,584
6.50%, 12/15/32	90	101,451
10.75%, 08/01/69	349	464,684
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(b)	35	36,960
Principal Financial Group Inc.
3.70%, 05/15/29	127	124,977
4.30%, 11/15/46	172	147,229
4.35%, 05/15/43	153	133,863
4.63%, 09/15/42	132	120,866
6.05%, 10/15/36(a)	148	161,868
Progressive Corp. (The)
2.45%, 01/15/27	64	63,011
3.00%, 03/15/32	110	101,987
3.20%, 03/26/30	1,015	980,457
3.70%, 01/26/45	75	60,133
3.95%, 03/26/50	161	129,343

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.00%, 03/01/29	$65	$65,169
4.13%, 04/15/47	217	183,171
4.20%, 03/15/48	167	141,626
4.35%, 04/25/44	132	117,170
4.95%, 06/15/33	100	103,019
6.25%, 12/01/32	85	94,767
6.63%, 03/01/29(a)	1,040	1,125,631
Prudential Financial Inc.
2.10%, 03/10/30(a)	407	378,022
3.00%, 03/10/40	55	43,206
3.70%, 10/01/50, (5-year CMT + 3.04%)(b)	190	176,690
3.70%, 03/13/51	385	291,470
3.88%, 03/27/28	225	224,922
3.91%, 12/07/47	186	148,934
3.94%, 12/07/49	364	287,555
4.35%, 02/25/50	251	211,894
4.42%, 03/27/48(a)	77	66,192
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(b)	518	511,206
4.60%, 05/15/44(a)	252	226,313
5.13%, 03/01/52, (5-year CMT + 3.16%)(b)	235	232,891
5.20%, 03/14/35	210	216,248
5.70%, 12/14/36	230	246,005
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(b)	78	78,800
5.75%, 07/15/33	261	282,590
6.00%, 09/01/52, (5-year CMT + 3.23%)(b)	315	326,192
6.50%, 03/15/54, (5-year CMT + 2.40%)(b)	260	273,691
6.63%, 12/01/37	258	295,611
6.63%, 06/21/40	201	232,395
6.75%, 03/01/53, (5-year CMT + 2.85%)(b)	87	92,507
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	194	186,175
3.63%, 03/24/32(a)	517	492,338
Reinsurance Group of America Inc.
3.90%, 05/15/29	91	90,069
6.00%, 09/15/33	50	53,514
6.65%, 09/15/55, (5-year CMT + 2.39%)(b)	60	61,743
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	5	5,253
Selective Insurance Group Inc.
5.38%, 03/01/49(a)	160	148,585
5.90%, 04/15/35	70	73,366
Stewart Information Services Corp., 3.60%, 11/15/31	1,053	942,759
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	12,728
Travelers Companies Inc. (The)
2.55%, 04/27/50	59	36,428
3.75%, 05/15/46	121	96,379
4.00%, 05/30/47	253	208,459
4.05%, 03/07/48	262	215,683
4.10%, 03/04/49	165	136,105
4.30%, 08/25/45	174	151,024
4.60%, 08/01/43	195	177,525
5.35%, 11/01/40	313	321,311
6.25%, 06/15/37	266	298,024
6.75%, 06/20/36	174	201,884
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	262	296,551
Unum Group
4.00%, 06/15/29	60	59,402
4.13%, 06/15/51	65	49,860
4.50%, 12/15/49	95	77,618
5.75%, 08/15/42	75	75,267
Security	Par (000)	Value
Insurance (continued)
Willis North America Inc.
2.95%, 09/15/29	$226	$215,246
3.88%, 09/15/49	197	149,514
4.50%, 09/15/28	118	118,924
5.05%, 09/15/48	151	138,262
5.35%, 05/15/33	20	20,777
5.90%, 03/05/54	260	263,408
XL Group Ltd., 5.25%, 12/15/43	430	411,258
		43,671,767
Internet — 0.9%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	251	228,935
2.70%, 02/09/41	90	66,892
3.15%, 02/09/51	373	261,024
3.25%, 02/09/61	278	185,712
4.00%, 12/06/37	250	231,929
4.20%, 12/06/47	309	264,384
4.40%, 12/06/57	240	205,157
4.50%, 11/28/34	206	205,048
Alphabet Inc.
2.05%, 08/15/50	178	100,884
2.25%, 08/15/60	208	111,097
5.70%, 11/15/75	300	308,248
Amazon.com Inc.
2.50%, 06/03/50	673	413,813
2.70%, 06/03/60	1,025	596,126
3.10%, 05/12/51	587	404,923
3.25%, 05/12/61	477	315,758
3.88%, 08/22/37	443	411,431
3.95%, 04/13/52	515	413,522
4.05%, 08/22/47	596	501,348
4.10%, 04/13/62	245	193,727
4.25%, 08/22/57	738	610,535
4.70%, 12/01/32	215	221,727
4.80%, 12/05/34(a)	310	321,312
4.95%, 12/05/44(a)	290	284,934
Baidu Inc., 2.38%, 08/23/31	200	182,515
eBay Inc.
3.65%, 05/10/51	379	282,277
4.00%, 07/15/42	284	236,847
Meta Platforms Inc.
4.45%, 08/15/52	295	248,428
4.65%, 08/15/62	417	349,586
5.40%, 08/15/54	30	29,038
5.55%, 08/15/64	455	440,096
5.63%, 11/15/55	1,100	1,096,790
5.75%, 05/15/63	501	500,235
5.75%, 11/15/65	1,000	994,598
Uber Technologies Inc.
4.80%, 09/15/35	50	49,959
5.35%, 09/15/54	300	291,074
		11,559,909
Iron & Steel — 0.1%
Nucor Corp.
2.98%, 12/15/55	472	298,440
3.95%, 05/01/28(a)	75	75,025
4.40%, 05/01/48	125	108,468
5.20%, 08/01/43	245	241,554
6.40%, 12/01/37	238	267,908

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
Steel Dynamics Inc.
3.25%, 10/15/50	$141	$97,856
3.45%, 04/15/30	46	44,486
4.00%, 12/15/28	150	149,640
5.25%, 05/15/35	130	133,553
5.38%, 08/15/34(a)	30	31,245
5.75%, 05/15/55(a)	85	86,491
		1,534,666
Leisure Time — 0.1%
Brunswick Corp.
4.40%, 09/15/32(a)	107	102,266
5.10%, 04/01/52	152	122,892
Harley-Davidson Inc., 4.63%, 07/28/45	511	420,634
		645,792
Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29	62	59,925
3.70%, 01/15/31	102	96,502
5.85%, 08/01/34	340	349,357
Hyatt Hotels Corp., 5.75%, 04/23/30	81	84,767
Las Vegas Sands Corp., 6.20%, 08/15/34	65	68,481
Marriott International Inc./MD
5.55%, 10/15/28	20	20,800
Series AA, 4.65%, 12/01/28	80	81,322
Series FF, 4.63%, 06/15/30	262	265,943
Series GG, 3.50%, 10/15/32	242	226,465
Series X, 4.00%, 04/15/28	15	15,000
Sands China Ltd.
2.85%, 03/08/29	425	400,910
3.25%, 08/08/31	404	369,909
4.38%, 06/18/30	196	191,810
5.40%, 08/08/28	490	497,643
		2,728,834
Machinery — 1.6%
AGCO Corp., 5.80%, 03/21/34	562	587,173
Caterpillar Financial Services Corp.
4.40%, 03/03/28	50	50,618
4.50%, 01/07/27	25	25,210
4.70%, 11/15/29	40	41,122
Caterpillar Inc.
2.60%, 09/19/29	5	4,773
2.60%, 04/09/30	133	125,906
3.25%, 09/19/49	87	63,248
3.25%, 04/09/50(a)	100	72,936
3.80%, 08/15/42	231	196,252
4.30%, 05/15/44	181	161,177
4.75%, 05/15/64	583	524,098
5.20%, 05/15/35	95	99,430
5.20%, 05/27/41	240	244,530
5.30%, 09/15/35	160	169,272
6.05%, 08/15/36(a)	145	162,649
CNH Industrial Capital LLC
4.50%, 10/08/27	70	70,521
4.50%, 10/16/30	1,665	1,669,379
4.55%, 04/10/28	960	968,198
4.75%, 03/21/28	85	86,134
5.10%, 04/20/29	1,340	1,374,078
5.50%, 01/12/29	951	985,506
CNH Industrial NV, 3.85%, 11/15/27	2,228	2,222,315
Security	Par (000)	Value
Machinery (continued)
Deere & Co.
2.88%, 09/07/49	$135	$92,167
3.10%, 04/15/30	47	45,400
3.75%, 04/15/50	144	114,728
3.90%, 06/09/42	54	47,071
5.38%, 10/16/29	45	47,483
5.45%, 01/16/35	100	106,251
5.70%, 01/19/55	275	290,293
7.13%, 03/03/31	170	193,331
Dover Corp.
2.95%, 11/04/29	40	38,314
5.38%, 10/15/35	140	147,147
5.38%, 03/01/41	15	15,177
Flowserve Corp.
2.80%, 01/15/32	30	26,929
3.50%, 10/01/30	309	295,352
IDEX Corp., 2.63%, 06/15/31	260	238,104
Ingersoll Rand Inc., 5.70%, 06/15/54	105	106,787
John Deere Capital Corp.
1.75%, 03/09/27	52	50,672
2.45%, 01/09/30	55	52,012
2.80%, 07/18/29	100	96,213
3.05%, 01/06/28	95	93,739
3.45%, 03/07/29	85	83,984
3.90%, 06/07/32(a)	370	364,033
4.35%, 09/15/32	335	337,589
4.38%, 10/15/30(a)	75	76,028
4.50%, 01/08/27	45	45,346
4.95%, 07/14/28	20	20,549
5.10%, 04/11/34	262	273,027
5.15%, 09/08/33	415	436,161
Series 1, 5.05%, 06/12/34	634	658,936
nVent Finance SARL, 4.55%, 04/15/28	57	57,348
Oshkosh Corp.
3.10%, 03/01/30	1,288	1,231,707
4.60%, 05/15/28	1,267	1,277,466
Otis Worldwide Corp.
3.36%, 02/15/50(a)	89	63,870
5.25%, 08/16/28	55	56,748
Rockwell Automation Inc.
2.80%, 08/15/61	205	121,783
3.50%, 03/01/29	70	68,948
4.20%, 03/01/49(a)	112	94,950
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	51	51,622
Xylem Inc./New York
1.95%, 01/30/28	2,000	1,920,773
2.25%, 01/30/31(a)	1,761	1,602,900
		20,845,463
Manufacturing — 0.9%
3M Co.
2.38%, 08/26/29	348	327,908
2.88%, 10/15/27	2,795	2,744,473
3.05%, 04/15/30	638	610,826
3.63%, 09/14/28	1,265	1,256,923
4.80%, 03/15/30	95	97,442
5.15%, 03/15/35	1,020	1,055,615
5.70%, 03/15/37(a)	585	626,343
Eaton Corp.
3.10%, 09/15/27	56	55,345
3.92%, 09/15/47	16	13,129

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
4.00%, 11/02/32	$149	$147,023
4.15%, 11/02/42	186	164,102
4.70%, 08/23/52(a)	65	59,123
Illinois Tool Works Inc., 3.90%, 09/01/42	114	97,561
Parker-Hannifin Corp.
3.25%, 06/14/29	73	71,234
4.00%, 06/14/49	227	185,372
4.10%, 03/01/47	63	53,003
4.20%, 11/21/34(a)	71	69,535
4.45%, 11/21/44	71	63,401
6.25%, 05/15/38(a)	72	81,185
Pentair Finance SARL
4.50%, 07/01/29	981	988,011
5.90%, 07/15/32	1,340	1,425,879
Teledyne Technologies Inc.
2.25%, 04/01/28	277	265,635
2.75%, 04/01/31	1,946	1,804,503
Textron Inc.
3.00%, 06/01/30	27	25,646
3.65%, 03/15/27	10	9,941
		12,299,158
Media — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31	65	58,360
3.70%, 04/01/51	400	256,305
3.85%, 04/01/61(a)	392	239,569
3.90%, 06/01/52	458	300,810
3.95%, 06/30/62	331	203,421
4.40%, 04/01/33	235	221,422
4.40%, 12/01/61	415	277,604
4.80%, 03/01/50	498	382,342
5.13%, 07/01/49	186	149,499
5.25%, 04/01/53(a)	209	168,709
5.38%, 04/01/38	173	160,604
5.38%, 05/01/47	581	487,254
5.50%, 04/01/63	244	196,368
5.75%, 04/01/48	491	429,955
6.38%, 10/23/35	494	510,706
6.48%, 10/23/45	695	667,125
6.83%, 10/23/55	251	246,465
Comcast Corp.
2.45%, 08/15/52	532	289,288
2.65%, 02/01/30	5	4,712
2.65%, 08/15/62	437	224,853
2.80%, 01/15/51	165	98,463
2.89%, 11/01/51	861	519,883
2.94%, 11/01/56	1,074	624,925
2.99%, 11/01/63	923	514,797
3.20%, 07/15/36(a)	114	97,523
3.25%, 11/01/39	114	90,603
3.40%, 07/15/46	211	150,111
3.45%, 02/01/50	341	234,518
3.75%, 04/01/40	86	72,030
3.90%, 03/01/38	70	61,424
3.97%, 11/01/47	393	302,181
4.00%, 08/15/47	206	159,048
4.00%, 03/01/48	234	179,983
4.00%, 11/01/49	472	357,067
4.05%, 11/01/52	439	328,832
4.20%, 08/15/34	10	9,600
Security	Par (000)	Value
Media (continued)
4.25%, 10/15/30	$25	$25,046
4.25%, 01/15/33	55	53,896
4.40%, 08/15/35(a)	5	4,812
4.60%, 10/15/38	200	188,522
4.60%, 08/15/45	221	190,260
4.65%, 07/15/42	375	332,432
4.70%, 10/15/48	546	465,688
4.75%, 03/01/44	250	221,344
4.95%, 10/15/58	433	369,142
5.17%, 01/15/37(a)(c)	110	109,667
5.50%, 05/15/64	224	206,591
5.65%, 06/15/35(a)	40	42,169
6.45%, 03/15/37	428	476,261
6.50%, 11/15/35	245	274,600
6.55%, 07/01/39	150	169,366
6.95%, 08/15/37	231	267,113
7.05%, 03/15/33	100	114,859
FactSet Research Systems Inc., 3.45%, 03/01/32	165	152,896
Fox Corp.
4.71%, 01/25/29	41	41,607
5.48%, 01/25/39	234	237,157
5.58%, 01/25/49(a)	404	393,818
6.50%, 10/13/33	35	38,785
Grupo Televisa SAB
5.00%, 05/13/45	250	176,136
5.25%, 05/24/49	162	114,262
6.13%, 01/31/46	235	188,822
6.63%, 01/15/40	150	138,255
8.50%, 03/11/32	30	33,155
NBCUniversal Media LLC
4.45%, 01/15/43	60	51,652
5.95%, 04/01/41	110	114,483
6.40%, 04/30/40	120	132,177
Paramount Global
2.90%, 01/15/27	20	19,654
4.20%, 06/01/29	42	41,240
4.20%, 05/19/32	82	76,401
4.38%, 03/15/43	216	163,333
4.60%, 01/15/45	98	74,419
4.85%, 07/01/42	115	92,080
4.90%, 08/15/44(a)	49	38,297
4.95%, 01/15/31	274	270,472
4.95%, 05/19/50	205	159,534
5.25%, 04/01/44	104	84,439
5.50%, 05/15/33	223	219,636
5.85%, 09/01/43	286	257,264
5.90%, 10/15/40	67	61,471
6.88%, 04/30/36	243	255,152
7.88%, 07/30/30	64	70,920
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	260	301,294
Time Warner Cable LLC
5.50%, 09/01/41	203	179,808
5.88%, 11/15/40	268	248,976
6.55%, 05/01/37	315	321,997
6.75%, 06/15/39	351	356,524
7.30%, 07/01/38	318	338,296
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	256	180,535
4.13%, 06/01/44	261	223,092
4.38%, 08/16/41(a)	185	168,205

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Series B, 7.00%, 03/01/32	$30	$34,401
Series E, 4.13%, 12/01/41	123	108,669
Walt Disney Co. (The)
2.00%, 09/01/29	16	14,945
2.75%, 09/01/49(a)	626	405,470
3.60%, 01/13/51	575	435,395
3.70%, 03/23/27	10	9,986
3.80%, 05/13/60	747	558,193
4.63%, 03/23/40	30	29,027
4.70%, 03/23/50	420	382,979
4.75%, 09/15/44	125	115,755
4.75%, 11/15/46	193	178,423
4.95%, 10/15/45	194	184,394
5.40%, 10/01/43	244	247,664
6.15%, 03/01/37	105	116,749
6.15%, 02/15/41	109	120,214
6.20%, 12/15/34	10	11,321
6.40%, 12/15/35	30	34,164
6.55%, 03/15/33	51	58,146
6.65%, 11/15/37	243	281,160
7.75%, 12/01/45	225	290,676
		22,422,102
Metal Fabricate & Hardware — 0.0%
Valmont Industries Inc.
5.00%, 10/01/44	40	37,757
5.25%, 10/01/54(a)	100	95,153
		132,910
Mining — 0.4%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	328	318,585
3.75%, 10/01/30	250	239,533
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	300	262,910
5.00%, 09/30/43	40	38,416
Freeport-McMoRan Inc.
5.40%, 11/14/34	240	249,356
5.45%, 03/15/43	305	296,613
Kinross Gold Corp., 4.50%, 07/15/27	278	279,684
Newmont Corp.
2.60%, 07/15/32	256	233,271
4.88%, 03/15/42	196	189,223
5.45%, 06/09/44	43	43,253
Newmont Corp./Newcrest Finance Pty. Ltd., 4.20%, 05/13/50	15	12,464
Rio Tinto Alcan Inc.
5.75%, 06/01/35	122	131,110
6.13%, 12/15/33	227	250,218
7.25%, 03/15/31	122	139,841
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	221	139,126
5.20%, 11/02/40	231	233,212
7.13%, 07/15/28	40	43,176
Rio Tinto Finance USA PLC
4.13%, 08/21/42	120	104,452
4.75%, 03/22/42	187	176,819
5.13%, 03/09/53	143	135,509
5.75%, 03/14/55	40	41,369
5.88%, 03/14/65	265	276,882
Southern Copper Corp.
5.25%, 11/08/42	91	87,119
Security	Par (000)	Value
Mining (continued)
5.88%, 04/23/45	$255	$262,961
6.75%, 04/16/40	126	142,972
7.50%, 07/27/35	199	236,263
		4,564,337
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	337	325,996
3.57%, 12/01/31	388	362,828
4.25%, 04/01/28	170	169,170
		857,994
Oil & Gas — 2.7%
APA Corp.
5.35%, 07/01/49	46	38,858
6.10%, 02/15/35	10	10,303
6.75%, 02/15/55	120	121,266
BP Capital Markets America Inc.
2.77%, 11/10/50(a)	457	288,780
2.94%, 06/04/51(a)	386	251,578
3.00%, 02/24/50	581	387,639
3.00%, 03/17/52(a)	235	153,921
3.38%, 02/08/61	833	558,067
3.63%, 04/06/30	125	122,965
3.94%, 09/21/28	118	118,068
4.23%, 11/06/28	140	141,154
BP Capital Markets PLC, 3.72%, 11/28/28	95	94,414
Burlington Resources LLC
5.95%, 10/15/36(a)	170	185,060
7.20%, 08/15/31	270	307,341
Chevron Corp., 3.08%, 05/11/50(a)	298	206,709
Chevron USA Inc.
2.34%, 08/12/50	118	70,177
5.25%, 11/15/43	75	75,913
ConocoPhillips Co.
3.80%, 03/15/52	75	56,287
4.03%, 03/15/62	480	357,449
4.30%, 11/15/44	272	234,594
4.88%, 10/01/47	70	63,810
5.00%, 01/15/35	340	347,793
5.30%, 05/15/53	10	9,495
5.50%, 01/15/55(a)	320	312,957
5.55%, 03/15/54	105	103,586
5.65%, 01/15/65	240	237,194
5.70%, 09/15/63	135	133,775
5.90%, 10/15/32	252	275,104
5.90%, 05/15/38	360	390,590
5.95%, 03/15/46	190	200,192
6.50%, 02/01/39	496	563,888
6.95%, 04/15/29	297	324,409
Devon Energy Corp.
4.75%, 05/15/42	205	178,927
5.00%, 06/15/45	126	110,207
5.60%, 07/15/41	276	268,190
5.75%, 09/15/54	10	9,307
7.88%, 09/30/31	74	86,177
7.95%, 04/15/32	61	71,020
Diamondback Energy Inc.
3.50%, 12/01/29	509	493,513
4.25%, 03/15/52	180	142,646
4.40%, 03/24/51(a)	128	104,203
5.40%, 04/18/34	25	25,700

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.55%, 04/01/35	$165	$170,632
5.75%, 04/18/54	225	216,979
5.90%, 04/18/64	426	410,353
6.25%, 03/15/53	106	108,923
Eni USA Inc., 7.30%, 11/15/27	240	253,805
EOG Resources Inc.
3.90%, 04/01/35	57	53,376
4.38%, 04/15/30	88	88,791
4.95%, 04/15/50	243	221,206
5.95%, 07/15/55	20	20,827
EQT Corp.
5.00%, 01/15/29	240	243,278
5.75%, 02/01/34(a)	278	292,728
7.00%, 02/01/30	346	376,125
Exxon Mobil Corp.
3.10%, 08/16/49	423	295,510
3.45%, 04/15/51	728	535,064
3.48%, 03/19/30	30	29,439
4.11%, 03/01/46	390	332,341
4.23%, 03/19/40	347	321,782
4.33%, 03/19/50	560	479,558
Hess Corp.
4.30%, 04/01/27	1,498	1,503,356
5.60%, 02/15/41	73	76,439
6.00%, 01/15/40	121	132,349
7.13%, 03/15/33	433	505,423
7.30%, 08/15/31	632	731,734
7.88%, 10/01/29	572	650,082
HF Sinclair Corp.
5.50%, 09/01/32	40	40,887
6.25%, 01/15/35	40	42,146
Marathon Petroleum Corp.
3.80%, 04/01/28	325	322,800
4.50%, 04/01/48	93	75,619
4.75%, 09/15/44	134	116,402
5.00%, 09/15/54	55	46,862
6.50%, 03/01/41	341	366,242
Occidental Petroleum Corp.
4.40%, 04/15/46	116	92,255
6.05%, 10/01/54	127	123,541
6.13%, 01/01/31	144	152,332
6.20%, 03/15/40	170	174,098
6.45%, 09/15/36	410	437,797
6.60%, 03/15/46	228	237,478
6.63%, 09/01/30	214	230,423
7.50%, 05/01/31	255	287,494
7.88%, 09/15/31	70	80,500
7.95%, 06/15/39	82	97,277
Ovintiv Inc.
5.65%, 05/15/28	212	218,353
6.25%, 07/15/33	179	189,720
6.50%, 08/15/34	331	355,057
6.50%, 02/01/38	242	254,571
6.63%, 08/15/37	135	143,428
7.10%, 07/15/53	10	10,744
7.20%, 11/01/31	554	615,017
7.38%, 11/01/31	957	1,070,143
8.13%, 09/15/30(a)	260	297,747
Phillips 66
3.30%, 03/15/52	104	69,130
3.90%, 03/15/28	166	165,245
Security	Par (000)	Value
Oil & Gas (continued)
4.65%, 11/15/34	$303	$298,407
4.88%, 11/15/44	467	415,029
5.88%, 05/01/42	312	316,738
Phillips 66 Co.
5.30%, 06/30/33	385	398,529
5.50%, 03/15/55(a)	150	139,792
5.65%, 06/15/54	160	152,807
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(b)	10	10,003
Shell Finance U.S. Inc.
3.25%, 04/06/50(a)	380	268,502
4.13%, 05/11/35	607	588,021
4.38%, 05/11/45	310	271,563
Shell International Finance BV
3.00%, 11/26/51	555	368,891
3.13%, 11/07/49	345	237,826
3.25%, 04/06/50	40	27,871
4.00%, 05/10/46	85	70,059
4.13%, 05/11/35(a)	260	260,715
4.38%, 05/11/45(a)	15	13,221
6.38%, 12/15/38	587	656,540
TotalEnergies Capital International SA
2.83%, 01/10/30	260	248,384
2.99%, 06/29/41	97	74,094
3.13%, 05/29/50	662	453,121
3.39%, 06/29/60	602	401,114
3.46%, 02/19/29	86	84,700
3.46%, 07/12/49	263	191,443
TotalEnergies Capital SA
3.88%, 10/11/28	248	248,454
4.72%, 09/10/34	40	40,611
5.15%, 04/05/34(a)	275	287,384
5.28%, 09/10/54	40	38,488
5.43%, 09/10/64	205	196,612
5.49%, 04/05/54	529	521,896
5.64%, 04/05/64	382	380,127
Valero Energy Corp.
3.65%, 12/01/51	269	188,596
4.00%, 04/01/29	91	90,423
4.00%, 06/01/52(a)	89	66,494
4.35%, 06/01/28	71	71,384
4.90%, 03/15/45	83	75,077
6.63%, 06/15/37	496	553,411
7.50%, 04/15/32	295	340,928
Woodside Finance Ltd.
4.90%, 05/19/28	495	502,283
5.10%, 09/12/34	1,595	1,588,548
5.40%, 05/19/30	780	804,316
5.70%, 09/12/54(a)	205	196,499
		34,735,535
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	459	453,723
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29	810	783,229
3.34%, 12/15/27	1,688	1,668,939
4.08%, 12/15/47	179	144,655
Halliburton Co.
2.92%, 03/01/30(a)	341	323,705
4.50%, 11/15/41	127	112,233
4.75%, 08/01/43	90	80,430

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
4.85%, 11/15/35	$372	$370,190
5.00%, 11/15/45	395	360,683
6.70%, 09/15/38	138	154,924
7.45%, 09/15/39	264	316,256
NOV Inc.
3.60%, 12/01/29(a)	372	363,152
3.95%, 12/01/42	142	112,660
Schlumberger Investment SA, 2.65%, 06/26/30	494	464,414
		5,709,193
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
4.50%, 05/15/28	108	108,615
5.63%, 05/26/33	155	162,625
Amcor Flexibles North America Inc.
2.63%, 06/19/30(a)	17	15,787
2.69%, 05/25/31	20	18,282
5.50%, 03/17/35(a)	20	20,744
AptarGroup Inc.
3.60%, 03/15/32	15	14,039
4.75%, 03/30/31	75	75,722
Berry Global Inc., 5.65%, 01/15/34(a)	364	381,710
Packaging Corp. of America, 4.05%, 12/15/49	14	11,256
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54	265	270,370
Sonoco Products Co.
3.13%, 05/01/30	39	36,959
5.75%, 11/01/40(a)	115	117,221
WestRock MWV LLC, 8.20%, 01/15/30	98	112,095
WRKCo Inc.
3.00%, 06/15/33(a)	210	187,815
4.00%, 03/15/28	5	4,993
4.20%, 06/01/32(a)	60	58,512
		1,596,745
Pharmaceuticals — 4.2%
AbbVie Inc.
4.05%, 11/21/39	695	628,512
4.25%, 11/14/28	224	226,370
4.25%, 11/21/49	1,310	1,107,112
4.30%, 05/14/36	427	413,646
4.40%, 11/06/42	590	535,098
4.45%, 05/14/46	522	462,354
4.50%, 05/14/35	813	807,180
4.70%, 05/14/45	843	777,853
4.85%, 06/15/44	74	69,931
4.88%, 03/15/30	165	170,481
4.88%, 11/14/48	403	374,879
5.20%, 03/15/35	160	166,956
5.40%, 03/15/54	317	315,449
5.50%, 03/15/64	705	705,357
5.60%, 03/15/55	220	225,246
Astrazeneca Finance LLC
4.88%, 03/03/33	398	412,903
5.00%, 02/26/34(a)	35	36,469
AstraZeneca PLC
3.13%, 06/12/27(a)	825	817,244
4.00%, 01/17/29	620	621,811
4.00%, 09/18/42	285	249,207
4.38%, 11/16/45	336	301,395
4.38%, 08/17/48	150	133,323
6.45%, 09/15/37	778	896,240
Security	Par (000)	Value
Pharmaceuticals (continued)
Becton Dickinson & Co.
4.67%, 06/06/47	$504	$445,941
4.69%, 12/15/44	316	282,774
Bristol-Myers Squibb Co.
2.55%, 11/13/50	449	272,412
3.25%, 02/27/27	10	9,944
3.25%, 08/01/42	323	252,423
3.70%, 03/15/52	326	246,303
3.90%, 03/15/62	388	287,281
4.25%, 10/26/49	888	744,481
4.35%, 11/15/47	355	306,675
4.50%, 03/01/44	230	206,632
4.55%, 02/20/48	277	244,114
4.63%, 05/15/44	60	54,953
5.00%, 08/15/45	331	317,748
5.55%, 02/22/54	772	778,569
Cardinal Health Inc.
3.41%, 06/15/27	1,309	1,297,676
4.37%, 06/15/47	212	178,858
4.50%, 09/15/30	125	126,147
4.60%, 03/15/43	104	92,113
4.90%, 09/15/45	284	259,359
5.00%, 11/15/29	115	118,317
5.15%, 09/15/35	415	423,849
5.35%, 11/15/34	600	621,169
5.45%, 02/15/34	755	788,838
5.75%, 11/15/54	165	167,312
Cencora Inc.
2.70%, 03/15/31	215	198,837
2.80%, 05/15/30	35	33,043
3.45%, 12/15/27	35	34,613
4.25%, 03/01/45	317	271,780
4.30%, 12/15/47	140	118,171
5.13%, 02/15/34	592	610,991
CVS Health Corp.
3.25%, 08/15/29	60	57,967
3.63%, 04/01/27	25	24,829
4.13%, 04/01/40	85	73,418
4.25%, 04/01/50	151	118,637
4.30%, 03/25/28	905	907,158
4.78%, 03/25/38	1,075	1,022,828
4.88%, 07/20/35	210	208,016
5.05%, 03/25/48	1,680	1,509,230
5.13%, 07/20/45	883	806,502
5.25%, 02/21/33	374	386,485
5.30%, 06/01/33	140	144,797
5.30%, 12/05/43	277	262,135
5.63%, 02/21/53	370	352,927
5.88%, 06/01/53	205	202,658
6.00%, 06/01/63	359	354,342
6.13%, 09/15/39	231	243,777
Eli Lilly & Co.
2.50%, 09/15/60	760	427,809
3.38%, 03/15/29	67	66,122
3.70%, 03/01/45	206	168,407
3.95%, 05/15/47	230	190,866
3.95%, 03/15/49	525	431,096
4.15%, 03/15/59	474	382,240
4.95%, 02/27/63	68	63,231
5.00%, 02/09/54	144	137,161
5.05%, 08/14/54	60	57,674

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.10%, 02/09/64	$375	$355,139
5.20%, 08/14/64	160	154,177
5.50%, 02/12/55	40	41,054
5.55%, 03/15/37	187	204,623
5.60%, 02/12/65	50	51,303
5.65%, 10/15/65	30	31,040
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	95	83,776
4.50%, 04/15/30	50	50,939
4.88%, 04/15/35	50	50,928
5.38%, 04/15/34	80	85,140
6.38%, 05/15/38	609	693,489
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	5	4,905
Johnson & Johnson
2.45%, 09/01/60	706	401,927
3.50%, 01/15/48	160	125,833
3.70%, 03/01/46	343	283,282
3.75%, 03/03/47	352	289,592
4.38%, 12/05/33	32	32,754
4.50%, 09/01/40(a)	216	211,749
4.50%, 12/05/43	222	209,155
4.85%, 05/15/41	183	183,156
4.95%, 05/15/33	62	65,800
5.85%, 07/15/38	216	240,177
5.95%, 08/15/37	203	228,637
McKesson Corp.
3.95%, 02/16/28	145	145,032
4.65%, 05/30/30	95	96,900
4.95%, 05/30/32	100	103,194
5.10%, 07/15/33	699	726,574
5.25%, 05/30/35	95	98,956
Mead Johnson Nutrition Co.
4.60%, 06/01/44	260	234,625
5.90%, 11/01/39	245	265,856
Merck & Co. Inc.
2.45%, 06/24/50	110	66,331
2.75%, 12/10/51	449	285,535
2.90%, 12/10/61	796	478,000
3.40%, 03/07/29	85	83,664
3.60%, 09/15/42	340	279,134
3.70%, 02/10/45	709	574,998
3.90%, 03/07/39	27	24,414
4.00%, 03/07/49	222	182,184
4.15%, 05/18/43	427	374,141
4.30%, 05/17/30	25	25,314
4.50%, 05/17/33(a)	275	279,291
5.15%, 05/17/63	375	354,500
6.50%, 12/01/33	302	344,591
6.55%, 09/15/37	172	199,157
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	205	224,128
5.95%, 12/01/28	120	127,100
Mylan Inc., 5.20%, 04/15/48	99	80,550
Novartis Capital Corp.
2.20%, 08/14/30	10	9,262
2.75%, 08/14/50	542	355,681
3.80%, 09/18/29	700	698,201
4.00%, 09/18/31(a)	165	164,814
4.00%, 11/20/45	255	216,787
4.20%, 09/18/34	1,505	1,480,327
4.40%, 05/06/44	246	223,203
Security	Par (000)	Value
Pharmaceuticals (continued)
4.60%, 11/05/35	$900	$900,276
4.70%, 09/18/54	595	541,525
Pfizer Inc.
2.70%, 05/28/50(a)	688	439,528
4.00%, 12/15/36(a)	100	94,738
4.00%, 03/15/49	343	279,873
4.13%, 12/15/46	251	210,810
4.20%, 09/15/48	242	204,052
4.40%, 05/15/44	35	31,704
7.20%, 03/15/39	242	293,242
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33	836	852,623
5.30%, 05/19/53	912	883,485
5.34%, 05/19/63	1,278	1,214,333
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50	536	364,958
3.38%, 07/09/60	457	298,966
5.00%, 11/26/28	130	133,194
5.65%, 07/05/44	200	204,592
5.80%, 07/05/64	225	225,841
Utah Acquisition Sub Inc., 5.25%, 06/15/46	109	90,260
Viatris Inc., 4.00%, 06/22/50	507	339,517
Zoetis Inc.
2.00%, 05/15/30	1,511	1,386,166
3.00%, 09/12/27	1,371	1,349,791
3.00%, 05/15/50(a)	25	16,872
3.90%, 08/20/28	510	510,063
3.95%, 09/12/47	256	208,695
4.15%, 08/17/28(a)	150	150,917
4.45%, 08/20/48	91	79,346
4.70%, 02/01/43	548	508,820
5.00%, 08/17/35	820	834,655
5.60%, 11/16/32	1,098	1,172,705
		55,549,217
Pipelines — 4.3%
Boardwalk Pipelines LP, 4.80%, 05/03/29	129	130,617
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	1,151	981,827
3.70%, 11/15/29	1,644	1,607,744
5.13%, 06/30/27	348	351,566
Cheniere Energy Inc.
4.63%, 10/15/28	3,213	3,213,335
5.65%, 04/15/34	1,390	1,448,952
Cheniere Energy Partners LP
3.25%, 01/31/32	248	228,121
4.00%, 03/01/31	56	54,410
4.50%, 10/01/29	165	164,992
5.95%, 06/30/33	276	293,334
Columbia Pipeline Group Inc., 5.80%, 06/01/45	31	30,913
DCP Midstream Operating LP
5.13%, 05/15/29	80	81,859
5.60%, 04/01/44	75	72,694
8.13%, 08/16/30	61	70,630
Enbridge Energy Partners LP
5.50%, 09/15/40	5	5,022
7.38%, 10/15/45	204	241,079
Series B, 7.50%, 04/15/38(a)	142	168,712
Enbridge Inc.
2.50%, 08/01/33	970	833,646
3.13%, 11/15/29	185	177,335
3.40%, 08/01/51	125	86,283

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
3.70%, 07/15/27	$49	$48,699
4.00%, 11/15/49	193	148,813
4.20%, 11/20/28	150	150,386
4.25%, 12/01/26	176	176,215
4.50%, 02/15/31	150	150,592
4.50%, 06/10/44	159	136,283
4.60%, 06/20/28	75	75,818
4.90%, 06/20/30(a)	140	143,320
5.20%, 11/20/35	150	151,651
5.50%, 12/01/46	177	176,161
5.63%, 04/05/34	209	219,362
5.70%, 03/08/33	455	481,980
5.95%, 04/05/54	326	335,425
6.70%, 11/15/53	90	100,453
7.20%, 06/27/54, (5-year CMT + 2.97%)(b)	166	177,754
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)(b)	182	193,573
Energy Transfer LP
4.15%, 09/15/29	145	144,199
4.90%, 03/15/35	112	109,928
5.00%, 05/15/44	990	869,906
5.00%, 05/15/50	431	366,592
5.40%, 10/01/47	80	72,819
5.75%, 02/15/33	90	94,941
5.95%, 05/15/54	130	125,402
6.00%, 06/15/48	186	182,385
6.05%, 09/01/54	145	141,754
6.20%, 04/01/55	220	219,747
6.25%, 04/15/49	285	286,842
6.63%, 10/15/36	20	21,861
7.50%, 07/01/38	155	181,157
Enterprise Products Operating LLC
2.80%, 01/31/30	44	41,829
3.13%, 07/31/29	15	14,551
3.30%, 02/15/53	114	78,045
3.70%, 01/31/51	110	82,035
3.95%, 01/31/60	209	156,127
4.20%, 01/31/50	149	122,065
4.25%, 02/15/48	110	91,991
4.45%, 02/15/43	181	161,904
4.80%, 02/01/49	208	187,082
4.85%, 08/15/42	186	173,851
4.85%, 03/15/44	237	219,982
4.90%, 05/15/46	157	144,540
4.95%, 10/15/54	125	113,151
5.10%, 02/15/45	277	265,116
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)(b)	252	251,362
5.55%, 02/16/55(a)	20	19,804
5.70%, 02/15/42	120	123,279
5.95%, 02/01/41	166	176,417
6.13%, 10/15/39	128	139,792
6.45%, 09/01/40	174	195,861
7.55%, 04/15/38	166	201,942
Series D, 6.88%, 03/01/33	118	134,439
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.30%)(b)	219	218,612
Series H, 6.65%, 10/15/34	34	38,752
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	39	34,567
5.00%, 08/15/42	95	88,482
5.00%, 03/01/43	113	104,128
Security	Par (000)	Value
Pipelines (continued)
5.40%, 09/01/44	$120	$115,043
5.50%, 03/01/44	172	167,473
5.63%, 09/01/41	90	89,852
5.80%, 03/15/35	763	806,350
6.38%, 03/01/41	138	148,020
6.50%, 02/01/37	148	162,448
6.50%, 09/01/39	168	183,947
6.55%, 09/15/40	105	115,009
6.95%, 01/15/38	591	672,324
7.30%, 08/15/33	387	445,445
7.40%, 03/15/31	174	198,075
7.50%, 11/15/40(a)	70	83,598
7.75%, 03/15/32	276	321,625
Kinder Morgan Inc.
2.00%, 02/15/31(a)	170	151,754
3.25%, 08/01/50	175	116,709
3.60%, 02/15/51	85	60,527
4.30%, 03/01/28	299	300,655
4.80%, 02/01/33	160	161,266
5.00%, 02/01/29	140	143,540
5.05%, 02/15/46	300	273,790
5.10%, 08/01/29	140	144,187
5.15%, 06/01/30(a)	65	67,367
5.20%, 06/01/33	615	635,485
5.20%, 03/01/48	150	138,912
5.30%, 12/01/34	546	559,980
5.40%, 02/01/34	365	378,161
5.45%, 08/01/52	130	122,844
5.55%, 06/01/45	490	478,405
5.85%, 06/01/35	545	578,193
5.95%, 08/01/54	230	233,166
7.75%, 01/15/32	573	667,908
7.80%, 08/01/31	338	393,466
MPLX LP
4.00%, 03/15/28	159	158,503
4.13%, 03/01/27	531	530,523
4.25%, 12/01/27	186	186,433
4.50%, 04/15/38	263	241,278
4.70%, 04/15/48	344	288,773
4.80%, 02/15/29	167	169,789
4.90%, 04/15/58	207	172,288
4.95%, 03/14/52	141	120,221
5.20%, 03/01/47	362	325,613
5.50%, 02/15/49	366	339,609
5.95%, 04/01/55	55	53,872
6.20%, 09/15/55	75	75,804
Northwest Pipeline LLC, 4.00%, 04/01/27	25	24,948
ONEOK Inc.
3.10%, 03/15/30	233	221,627
3.25%, 06/01/30	250	237,875
3.40%, 09/01/29	272	262,955
3.95%, 03/01/50	140	102,751
4.00%, 07/13/27	545	543,962
4.20%, 10/03/47	80	62,916
4.25%, 09/15/46	82	65,384
4.35%, 03/15/29	480	481,134
4.45%, 09/01/49	43	35,003
4.50%, 03/15/50	62	50,946
4.55%, 07/15/28	982	990,477
4.85%, 02/01/49	105	90,217
4.95%, 10/15/32	115	115,905

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.95%, 07/13/47	$97	$86,046
5.05%, 11/01/34	870	866,174
5.15%, 10/15/43	43	39,574
5.38%, 06/01/29	825	850,055
5.40%, 10/15/35(a)	125	126,800
5.65%, 11/01/28	235	244,310
5.65%, 09/01/34	648	670,481
5.70%, 11/01/54	420	396,198
5.80%, 11/01/30	70	73,902
5.85%, 11/01/64	135	129,049
6.00%, 06/15/35	200	210,874
6.05%, 09/01/33	493	526,647
6.10%, 11/15/32	348	373,289
6.25%, 10/15/55	390	396,151
6.35%, 01/15/31	320	343,823
6.63%, 09/01/53	150	158,697
7.15%, 01/15/51	45	49,939
ONEOK Partners LP
6.13%, 02/01/41	110	113,789
6.20%, 09/15/43	271	278,463
6.65%, 10/01/36	312	342,246
6.85%, 10/15/37	268	297,547
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	139	134,991
5.15%, 06/01/42	59	54,003
6.65%, 01/15/37	226	247,500
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	504	504,951
4.50%, 05/15/30	161	162,001
5.00%, 03/15/27	629	632,720
Spectra Energy Partners LP
4.50%, 03/15/45	296	254,628
5.95%, 09/25/43	253	257,805
Targa Resources Corp.
4.20%, 02/01/33	372	356,564
4.35%, 01/15/29	175	175,608
4.90%, 09/15/30(a)	210	214,089
4.95%, 04/15/52	205	175,593
5.40%, 07/30/36	175	176,856
5.50%, 02/15/35	80	82,075
5.55%, 08/15/35	275	282,483
5.65%, 02/15/36	225	232,349
6.13%, 03/15/33	65	69,655
6.13%, 05/15/55	185	186,067
6.25%, 07/01/52	50	51,072
6.50%, 03/30/34	449	493,431
6.50%, 02/15/53	198	209,020
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	400	382,441
4.88%, 02/01/31	280	281,467
5.50%, 03/01/30	298	303,341
6.88%, 01/15/29	160	162,352
TC PipeLines LP, 3.90%, 05/25/27	286	284,823
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	177	183,557
7.00%, 10/15/28	161	173,357
7.63%, 04/01/37	95	113,269
Texas Eastern Transmission LP, 7.00%, 07/15/32	504	568,649
TransCanada PipeLines Ltd.
4.10%, 04/15/30	143	141,675
Security	Par (000)	Value
Pipelines (continued)
4.25%, 05/15/28	$112	$112,291
4.63%, 03/01/34	383	375,697
5.10%, 03/15/49	212	199,269
5.60%, 03/31/34	193	201,158
5.85%, 03/15/36	214	225,195
6.10%, 06/01/40	121	128,443
6.20%, 10/15/37	370	399,084
7.25%, 08/15/38	173	201,259
7.63%, 01/15/39	322	387,284
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	173	135,189
4.00%, 03/15/28	53	52,930
4.45%, 08/01/42	105	93,050
4.60%, 03/15/48	187	163,660
5.40%, 08/15/41	88	87,860
Valero Energy Partners LP, 4.50%, 03/15/28	226	227,666
Western Midstream Operating LP
4.05%, 02/01/30	305	299,470
4.50%, 03/01/28	85	85,282
4.75%, 08/15/28	125	126,170
5.25%, 02/01/50	223	193,479
5.30%, 03/01/48	151	131,330
5.45%, 11/15/34	188	189,751
5.45%, 04/01/44	85	77,917
5.50%, 08/15/48	75	66,494
6.15%, 04/01/33	602	638,791
Williams Companies Inc. (The)
3.75%, 06/15/27	40	39,749
4.63%, 06/30/30	175	176,941
4.85%, 03/01/48	250	222,389
4.90%, 01/15/45	157	142,765
5.10%, 09/15/45	418	388,212
5.15%, 03/15/34	405	413,398
5.30%, 09/30/35	240	245,731
5.30%, 08/15/52	50	46,896
5.40%, 03/04/44	165	160,577
5.60%, 03/15/35	210	219,405
5.65%, 03/15/33	40	42,263
5.75%, 06/24/44	85	85,884
5.80%, 11/15/43	153	154,491
5.80%, 11/15/54	213	214,754
6.00%, 03/15/55	156	161,187
6.30%, 04/15/40	302	329,381
8.75%, 03/15/32	106	128,776
Series A, 7.50%, 01/15/31	155	175,566
		56,840,655
Private Equity — 0.0%
Brookfield Finance Inc., 5.81%, 03/03/55	90	89,345
Real Estate — 0.2%
CBRE Services Inc.
2.50%, 04/01/31	776	706,896
4.80%, 06/15/30	95	96,767
4.90%, 01/15/33	125	126,604
5.50%, 04/01/29(a)	316	327,989
5.50%, 06/15/35	605	627,351
5.95%, 08/15/34	485	521,478
		2,407,085

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts — 4.6%
Agree LP
2.60%, 06/15/33	$115	$99,619
4.80%, 10/01/32	20	20,274
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	358	294,130
2.00%, 05/18/32	183	155,037
2.75%, 12/15/29	58	54,572
2.95%, 03/15/34	145	125,081
3.00%, 05/18/51	240	147,629
3.38%, 08/15/31	15	14,059
3.55%, 03/15/52	190	129,373
3.95%, 01/15/27	40	39,877
3.95%, 01/15/28	148	147,186
4.00%, 02/01/50	219	163,797
4.50%, 07/30/29(a)	243	243,736
4.85%, 04/15/49	155	132,808
American Assets Trust LP, 3.38%, 02/01/31	404	370,205
American Homes 4 Rent LP
3.38%, 07/15/51	40	27,359
3.63%, 04/15/32(a)	180	170,001
4.25%, 02/15/28	43	43,105
4.30%, 04/15/52	27	21,734
4.90%, 02/15/29	31	31,590
American Tower Corp.
1.88%, 10/15/30(a)	325	289,966
2.10%, 06/15/30	353	320,783
2.30%, 09/15/31	311	277,211
2.70%, 04/15/31	390	357,699
2.75%, 01/15/27	60	59,136
2.90%, 01/15/30	411	388,988
2.95%, 01/15/51	345	223,334
3.10%, 06/15/50	246	165,154
3.13%, 01/15/27	353	349,235
3.55%, 07/15/27	390	386,523
3.60%, 01/15/28	465	460,258
3.70%, 10/15/49	265	198,589
3.80%, 08/15/29	367	361,305
3.95%, 03/15/29	127	126,005
4.90%, 03/15/30	225	230,236
5.00%, 01/31/30	30	30,737
5.35%, 03/15/35	480	494,777
5.40%, 01/31/35	310	321,068
5.45%, 02/15/34	142	147,987
5.55%, 07/15/33	378	396,946
5.90%, 11/15/33	255	273,454
AvalonBay Communities Inc.
2.30%, 03/01/30	42	38,977
3.20%, 01/15/28	33	32,501
3.30%, 06/01/29	57	55,580
3.90%, 10/15/46	91	73,753
4.15%, 07/01/47	85	71,193
4.35%, 04/15/48	15	12,929
5.00%, 02/15/33	290	298,193
Boston Properties LP
2.45%, 10/01/33	610	505,738
2.55%, 04/01/32	296	258,156
2.90%, 03/15/30	121	113,447
3.25%, 01/30/31(a)	442	414,367
3.40%, 06/21/29	189	182,574
4.50%, 12/01/28	208	208,978
5.75%, 01/15/35(a)	210	216,080
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.50%, 01/15/34	$193	$208,720
Brixmor Operating Partnership LP
2.50%, 08/16/31	95	85,384
3.90%, 03/15/27	108	107,649
4.05%, 07/01/30	112	110,562
4.13%, 05/15/29	173	172,037
5.75%, 02/15/35	100	105,249
Camden Property Trust
2.80%, 05/15/30	19	17,963
3.15%, 07/01/29	52	50,295
3.35%, 11/01/49	19	13,642
4.10%, 10/15/28	31	31,132
COPT Defense Properties LP
2.00%, 01/15/29(a)	475	442,887
2.75%, 04/15/31(a)	161	146,649
2.90%, 12/01/33	71	60,804
Cousins Properties LP, 5.88%, 10/01/34	100	104,503
Crown Castle Inc.
2.10%, 04/01/31	322	283,818
2.25%, 01/15/31	273	244,392
2.50%, 07/15/31	347	310,519
3.10%, 11/15/29	180	171,706
3.25%, 01/15/51(a)	269	180,302
3.30%, 07/01/30	387	367,674
3.65%, 09/01/27	242	239,712
3.80%, 02/15/28	1,354	1,339,998
4.00%, 03/01/27	138	137,531
4.00%, 11/15/49	207	157,920
4.15%, 07/01/50	233	183,457
4.30%, 02/15/29	949	947,334
4.75%, 05/15/47	265	231,737
4.80%, 09/01/28	173	175,312
5.00%, 01/11/28	530	537,991
5.10%, 05/01/33	614	622,037
5.20%, 02/15/49	146	133,333
5.60%, 06/01/29	365	379,344
5.80%, 03/01/34	222	233,677
CubeSmart LP
2.50%, 02/15/32	140	124,046
4.38%, 02/15/29	30	30,122
Digital Realty Trust LP
3.60%, 07/01/29	3,025	2,967,587
3.70%, 08/15/27	3,222	3,202,904
4.45%, 07/15/28	3,010	3,034,606
5.55%, 01/15/28	1,906	1,962,185
DOC DR LLC
2.63%, 11/01/31	80	71,981
3.95%, 01/15/28	99	98,459
4.30%, 03/15/27	70	70,071
EPR Properties
3.60%, 11/15/31	50	46,511
4.95%, 04/15/28	210	211,734
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	825	830,535
5.50%, 06/15/34	1,160	1,207,598
Equinix Inc.
1.55%, 03/15/28	145	137,041
1.80%, 07/15/27	101	97,355
2.00%, 05/15/28	100	95,324
2.15%, 07/15/30	1,457	1,323,283
2.50%, 05/15/31	425	385,145

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.95%, 09/15/51	$301	$193,163
3.00%, 07/15/50	222	144,803
3.20%, 11/18/29	765	734,740
3.40%, 02/15/52	175	122,025
3.90%, 04/15/32	265	255,469
ERP Operating LP
1.85%, 08/01/31	26	22,927
2.50%, 02/15/30(a)	158	148,452
3.00%, 07/01/29	74	71,355
3.25%, 08/01/27	33	32,641
3.50%, 03/01/28	17	16,831
4.00%, 08/01/47(a)	32	26,106
4.15%, 12/01/28	103	103,514
4.50%, 06/01/45	55	48,888
Essex Portfolio LP
2.65%, 03/15/32	270	241,883
2.65%, 09/01/50	35	21,497
4.00%, 03/01/29	55	54,698
Extra Space Storage LP
2.35%, 03/15/32	130	113,683
2.40%, 10/15/31	110	97,780
3.88%, 12/15/27	49	48,793
4.00%, 06/15/29	14	13,915
Federal Realty OP LP
3.20%, 06/15/29	671	647,871
3.25%, 07/15/27	360	355,838
3.50%, 06/01/30	610	589,543
4.50%, 12/01/44	203	179,607
5.38%, 05/01/28	655	672,410
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	105	94,966
4.00%, 01/15/30	138	133,736
4.00%, 01/15/31	112	107,350
5.30%, 01/15/29	236	240,445
Healthcare Realty Holdings LP
2.00%, 03/15/31	10	8,779
3.10%, 02/15/30	20	18,954
Healthpeak OP LLC
3.00%, 01/15/30	598	567,581
3.50%, 07/15/29	209	203,455
4.75%, 01/15/33	50	49,925
5.38%, 02/15/35	30	30,828
6.75%, 02/01/41	156	173,535
Highwoods Realty LP
3.05%, 02/15/30	87	81,218
4.20%, 04/15/29	72	70,921
7.65%, 02/01/34	110	125,615
Host Hotels & Resorts LP
5.50%, 04/15/35	315	320,455
5.70%, 07/01/34	10	10,348
Series H, 3.38%, 12/15/29	242	231,795
Series I, 3.50%, 09/15/30	395	375,824
Series J, 2.90%, 12/15/31	104	93,551
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	10	8,718
2.70%, 01/15/34	90	77,077
4.15%, 04/15/32	115	111,637
Kilroy Realty LP
2.50%, 11/15/32	332	278,349
3.05%, 02/15/30(a)	225	208,667
4.25%, 08/15/29	381	374,316
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.75%, 12/15/28	$45	$45,181
Kimco Realty OP LLC
3.70%, 10/01/49	88	66,487
3.80%, 04/01/27	76	75,864
4.13%, 12/01/46	170	141,669
4.25%, 04/01/45(a)	130	110,923
4.45%, 09/01/47	78	67,548
4.60%, 02/01/33	210	210,408
Kite Realty Group Trust, 4.75%, 09/15/30	35	35,347
Mid-America Apartments LP
1.70%, 02/15/31	210	184,673
2.75%, 03/15/30(a)	35	33,174
3.95%, 03/15/29	20	19,920
NNN REIT Inc.
2.50%, 04/15/30	12	11,169
3.00%, 04/15/52	50	31,805
3.10%, 04/15/50	83	54,643
3.50%, 04/15/51	75	53,293
4.30%, 10/15/28(a)	7	7,038
4.80%, 10/15/48	31	27,626
5.60%, 10/15/33	25	26,270
Omega Healthcare Investors Inc.
3.25%, 04/15/33(a)	334	297,687
3.38%, 02/01/31	167	156,065
3.63%, 10/01/29	250	241,308
Piedmont Operating Partnership LP
2.75%, 04/01/32	17	14,566
3.15%, 08/15/30	57	52,233
Prologis LP
2.13%, 04/15/27	88	85,946
2.13%, 10/15/50	120	66,046
2.25%, 04/15/30	88	81,698
3.00%, 04/15/50	248	166,203
3.88%, 09/15/28	196	195,792
4.38%, 02/01/29	111	112,086
4.38%, 09/15/48	195	166,693
4.63%, 01/15/33(a)	235	238,060
4.75%, 06/15/33	335	340,135
4.88%, 06/15/28	35	35,829
5.13%, 01/15/34	134	138,271
5.25%, 05/15/35	340	352,735
5.25%, 06/15/53	5	4,825
5.25%, 03/15/54	300	289,383
Public Storage Operating Co.
2.25%, 11/09/31	265	236,706
2.30%, 05/01/31	55	49,828
Realty Income Corp.
1.80%, 03/15/33	185	154,295
2.85%, 12/15/32	310	278,781
3.25%, 01/15/31	115	109,594
3.65%, 01/15/28	35	34,800
4.90%, 07/15/33	95	96,665
5.63%, 10/13/32	380	404,682
Regency Centers LP
2.95%, 09/15/29	114	109,310
3.60%, 02/01/27	63	62,644
4.13%, 03/15/28	55	55,086
4.40%, 02/01/47	158	136,605
4.65%, 03/15/49	117	103,449
5.00%, 07/15/32	35	35,998
5.10%, 01/15/35	45	45,838

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Sabra Health Care LP
3.20%, 12/01/31	$121	$110,725
3.90%, 10/15/29	73	71,348
Simon Property Group LP
2.20%, 02/01/31	130	117,601
2.25%, 01/15/32	240	211,848
2.45%, 09/13/29	245	231,523
2.65%, 07/15/30	30	28,158
2.65%, 02/01/32	70	63,216
3.25%, 09/13/49(a)	301	210,694
3.80%, 07/15/50	41	31,254
4.25%, 10/01/44	140	119,820
4.25%, 11/30/46	156	131,661
4.75%, 03/15/42	150	139,541
5.50%, 03/08/33	353	373,657
6.75%, 02/01/40(a)	218	252,498
Store Capital LLC
2.70%, 12/01/31	115	101,726
4.50%, 03/15/28	25	25,057
Sun Communities Operating LP, 4.20%, 04/15/32	65	63,526
Tanger Properties LP, 3.88%, 07/15/27	15	14,900
UDR Inc.
1.90%, 03/15/33	260	215,550
2.10%, 08/01/32	15	12,884
2.10%, 06/15/33	65	54,432
3.00%, 08/15/31(a)	80	74,294
3.10%, 11/01/34	33	28,834
3.20%, 01/15/30	41	39,402
4.40%, 01/26/29	36	36,280
Ventas Realty LP
2.50%, 09/01/31(a)	184	165,823
3.00%, 01/15/30	152	144,755
4.00%, 03/01/28	76	75,810
4.38%, 02/01/45	100	84,872
4.40%, 01/15/29	196	197,097
4.75%, 11/15/30	255	259,059
4.88%, 04/15/49	160	141,967
5.70%, 09/30/43	106	106,497
VICI Properties LP
4.75%, 02/15/28	402	406,199
4.95%, 02/15/30	259	262,218
5.13%, 05/15/32	370	373,224
5.63%, 05/15/52	190	178,534
6.13%, 04/01/54	10	10,006
Welltower OP LLC
2.05%, 01/15/29	139	130,963
2.70%, 02/15/27(a)	77	75,933
2.75%, 01/15/31	170	158,648
2.75%, 01/15/32	460	419,605
2.80%, 06/01/31	285	264,782
3.10%, 01/15/30	335	322,235
4.13%, 03/15/29	175	175,433
4.25%, 04/15/28	149	150,155
4.50%, 07/01/30	100	101,283
4.95%, 09/01/48	175	165,463
5.13%, 07/01/35	125	128,527
6.50%, 03/15/41	232	260,403
Weyerhaeuser Co.
4.00%, 11/15/29	256	253,816
4.00%, 04/15/30	255	252,127
6.95%, 10/01/27	314	330,356
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
7.38%, 03/15/32	$770	$878,973
WP Carey Inc.
2.25%, 04/01/33	120	101,499
3.85%, 07/15/29	117	115,524
		59,766,358
Retail — 2.4%
AutoNation Inc.
3.80%, 11/15/27	156	154,672
3.85%, 03/01/32	121	113,879
4.45%, 01/15/29	100	100,290
4.75%, 06/01/30	299	302,241
5.89%, 03/15/35	465	484,944
AutoZone Inc.
3.75%, 04/18/29(a)	74	73,028
6.55%, 11/01/33	25	27,941
Best Buy Co. Inc.
1.95%, 10/01/30(a)	2,508	2,249,054
4.45%, 10/01/28	2,254	2,277,990
Costco Wholesale Corp., 1.60%, 04/20/30	73	66,263
Darden Restaurants Inc., 4.55%, 02/15/48	61	51,086
Dollar General Corp.
3.50%, 04/03/30(a)	15	14,506
4.13%, 04/03/50(a)	72	57,265
Dollar Tree Inc.
3.38%, 12/01/51	90	61,634
4.20%, 05/15/28	35	34,967
Ferguson Enterprises Inc.
4.35%, 03/15/31	75	74,921
5.00%, 10/03/34	1,020	1,034,161
Home Depot Inc. (The)
1.88%, 09/15/31	105	92,656
2.38%, 03/15/51	140	81,925
2.70%, 04/15/30(a)	262	248,312
2.75%, 09/15/51	170	107,085
2.80%, 09/14/27	325	319,596
2.95%, 06/15/29	1,296	1,255,163
3.13%, 12/15/49	217	150,818
3.25%, 04/15/32	550	518,502
3.30%, 04/15/40	79	65,389
3.35%, 04/15/50	172	124,158
3.50%, 09/15/56	321	228,867
3.63%, 04/15/52	215	160,312
3.75%, 09/15/28	95	94,953
3.90%, 12/06/28	833	835,353
3.90%, 06/15/47	318	256,649
3.95%, 09/15/30(a)	120	119,616
4.20%, 04/01/43	226	198,565
4.25%, 04/01/46	373	321,235
4.40%, 03/15/45	328	290,229
4.50%, 09/15/32	405	412,079
4.50%, 12/06/48	312	273,887
4.65%, 09/15/35	200	199,916
4.88%, 02/15/44	317	300,231
4.95%, 06/25/34	355	365,448
4.95%, 09/15/52(a)	50	46,563
5.30%, 06/25/54	25	24,403
5.40%, 09/15/40(a)	252	261,889
5.40%, 06/25/64	205	200,412
5.88%, 12/16/36	801	875,294
5.95%, 04/01/41	225	243,092

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Lowe's Companies Inc.
1.70%, 10/15/30	$270	$239,680
2.63%, 04/01/31	411	377,443
3.00%, 10/15/50	360	232,625
3.65%, 04/05/29	120	118,286
3.70%, 04/15/46	342	261,942
3.75%, 04/01/32	460	441,941
4.05%, 05/03/47	462	370,899
4.25%, 04/01/52	244	195,455
4.38%, 09/15/45	270	229,423
4.45%, 04/01/62	431	343,449
4.50%, 04/15/30	257	260,353
4.55%, 04/05/49	112	95,640
4.65%, 04/15/42	276	252,446
5.00%, 04/15/33	395	405,473
5.00%, 04/15/40	34	33,264
5.13%, 04/15/50	165	152,889
5.50%, 10/15/35	288	302,018
5.63%, 04/15/53	126	124,475
5.80%, 09/15/62	182	181,180
5.85%, 04/01/63	115	115,459
6.50%, 03/15/29	112	120,299
Lowe's Cos. Inc.
3.95%, 10/15/27	300	299,922
4.00%, 10/15/28(a)	300	299,982
4.25%, 03/15/31	300	298,611
4.50%, 10/15/32	300	298,807
4.85%, 10/15/35	300	299,425
McDonald's Corp.
2.13%, 03/01/30	48	44,392
2.63%, 09/01/29	31	29,547
3.60%, 07/01/30	15	14,739
3.63%, 09/01/49	324	242,790
3.70%, 02/15/42	24	19,822
3.80%, 04/01/28	25	24,940
4.20%, 04/01/50	187	153,832
4.45%, 03/01/47	198	171,576
4.45%, 09/01/48	117	100,842
4.60%, 05/26/45	229	205,316
4.88%, 07/15/40	123	120,105
4.88%, 12/09/45	487	452,444
5.15%, 09/09/52(a)	65	61,470
5.70%, 02/01/39	45	48,113
6.30%, 10/15/37	247	276,416
6.30%, 03/01/38	202	225,689
O'Reilly Automotive Inc., 4.20%, 04/01/30	49	48,932
Starbucks Corp.
2.25%, 03/12/30	61	56,378
3.35%, 03/12/50	160	111,795
3.50%, 03/01/28	5	4,950
3.50%, 11/15/50	309	220,667
3.75%, 12/01/47	190	145,365
4.30%, 06/15/45(a)	104	88,864
4.45%, 08/15/49	218	183,828
4.50%, 11/15/48	302	256,772
Target Corp.
2.35%, 02/15/30	101	94,621
3.38%, 04/15/29	202	198,380
3.63%, 04/15/46	411	318,720
3.90%, 11/15/47	37	29,575
4.00%, 07/01/42	435	372,112
Security	Par (000)	Value
Retail (continued)
4.50%, 09/15/32(a)	$261	$263,866
6.35%, 11/01/32	390	435,349
6.50%, 10/15/37	317	363,975
7.00%, 01/15/38	185	217,930
TJX Companies Inc. (The)
3.88%, 04/15/30	15	14,924
4.50%, 04/15/50(a)	219	192,747
Tractor Supply Co.
1.75%, 11/01/30	1,907	1,690,891
5.25%, 05/15/33(a)	1,987	2,070,893
		31,776,392
Semiconductors — 3.3%
Analog Devices Inc.
2.10%, 10/01/31	170	151,267
4.25%, 06/15/28	210	211,600
4.50%, 06/15/30	195	198,446
5.05%, 04/01/34	1,095	1,141,828
5.30%, 04/01/54	30	29,514
Applied Materials Inc.
1.75%, 06/01/30	552	500,169
2.75%, 06/01/50(a)	295	193,086
3.30%, 04/01/27	1,000	993,957
4.00%, 01/15/31	100	99,762
4.35%, 04/01/47	326	286,513
4.60%, 01/15/36	150	149,097
4.80%, 06/15/29	518	532,305
5.10%, 10/01/35(a)	641	667,113
5.85%, 06/15/41	257	275,685
Broadcom Inc.
2.60%, 02/15/33	145	128,995
3.14%, 11/15/35(c)	826	723,432
3.19%, 11/15/36(c)	404	348,843
3.42%, 04/15/33	456	427,532
3.47%, 04/15/34	572	528,202
3.50%, 02/15/41	455	378,274
3.75%, 02/15/51	736	571,412
4.15%, 11/15/30	73	73,032
4.15%, 04/15/32(c)	30	29,615
4.20%, 10/15/30	55	55,146
4.30%, 11/15/32	304	302,237
4.60%, 07/15/30	185	188,608
4.80%, 10/15/34	30	30,403
4.80%, 02/15/36	340	340,823
4.90%, 02/15/38	375	374,268
4.93%, 05/15/37(c)	680	682,608
5.00%, 04/15/30	283	292,578
5.20%, 07/15/35(a)	335	349,098
Intel Corp.
1.60%, 08/12/28	1,029	963,806
2.00%, 08/12/31	286	251,830
2.45%, 11/15/29	450	420,485
3.05%, 08/12/51(a)	371	234,039
3.10%, 02/15/60	227	132,995
3.15%, 05/11/27	1,094	1,078,993
3.20%, 08/12/61	148	87,922
3.25%, 11/15/49	373	245,342
3.73%, 12/08/47	293	214,262
3.75%, 03/25/27	50	49,759
3.75%, 08/05/27	618	614,046
3.90%, 03/25/30	242	237,859
4.00%, 08/05/29	270	267,518

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.00%, 12/15/32	$390	$374,187
4.10%, 05/19/46	216	169,107
4.10%, 05/11/47	143	110,585
4.15%, 08/05/32	180	174,695
4.25%, 12/15/42	197	162,859
4.60%, 03/25/40	95	86,152
4.75%, 03/25/50	514	433,415
4.80%, 10/01/41	310	279,402
4.88%, 02/10/28	266	270,057
4.90%, 07/29/45	380	334,492
4.90%, 08/05/52	225	192,514
4.95%, 03/25/60	184	154,358
5.05%, 08/05/62	117	98,462
5.13%, 02/10/30	200	205,810
5.15%, 02/21/34(a)	220	223,896
5.20%, 02/10/33(a)	785	805,445
5.60%, 02/21/54(a)	30	28,580
5.70%, 02/10/53	284	272,476
5.90%, 02/10/63	185	178,884
KLA Corp.
3.30%, 03/01/50	63	44,872
4.95%, 07/15/52	30	27,838
5.00%, 03/15/49	25	23,454
5.25%, 07/15/62	125	119,427
Lam Research Corp.
1.90%, 06/15/30	1,025	932,719
2.88%, 06/15/50(a)	296	196,644
3.13%, 06/15/60	173	110,835
4.00%, 03/15/29	942	943,462
4.88%, 03/15/49	244	227,388
Marvell Technology Inc.
2.95%, 04/15/31	60	55,680
4.75%, 07/15/30	50	50,720
5.45%, 07/15/35(a)	50	51,683
5.95%, 09/15/33	80	85,760
Micron Technology Inc.
2.70%, 04/15/32	243	217,817
3.48%, 11/01/51(a)	274	194,229
4.66%, 02/15/30	20	20,252
5.33%, 02/06/29	51	52,597
5.88%, 02/09/33	135	143,802
NVIDIA Corp.
2.00%, 06/15/31	1,718	1,553,330
2.85%, 04/01/30	2,159	2,070,061
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	1,870	1,936,540
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	532	482,004
2.65%, 02/15/32	290	259,615
3.13%, 02/15/42	46	34,067
3.15%, 05/01/27	97	95,632
3.25%, 05/11/41	240	183,173
3.25%, 11/30/51(a)	200	134,164
3.40%, 05/01/30	325	313,405
4.30%, 08/19/28	365	365,993
4.30%, 06/18/29	903	904,235
4.40%, 06/01/27	255	255,961
4.85%, 08/19/32	75	75,601
5.00%, 01/15/33	489	497,267
5.25%, 08/19/35	235	238,962
Qorvo Inc., 4.38%, 10/15/29(a)	55	54,160
Security	Par (000)	Value
Semiconductors (continued)
QUALCOMM Inc.
4.30%, 05/20/47	$275	$235,188
4.50%, 05/20/52	235	202,646
4.65%, 05/20/35(a)	150	151,537
4.80%, 05/20/45	221	205,882
6.00%, 05/20/53	185	198,798
Texas Instruments Inc.
1.75%, 05/04/30	884	804,557
1.90%, 09/15/31	735	654,222
2.25%, 09/04/29(a)	1,013	955,344
2.70%, 09/15/51(a)	333	208,746
2.90%, 11/03/27(a)	663	654,524
3.65%, 08/16/32	532	513,109
3.88%, 03/15/39	133	120,062
4.15%, 05/15/48	444	372,081
4.50%, 05/23/30	145	148,018
4.60%, 02/15/28	844	857,742
4.60%, 02/08/29	370	378,622
4.85%, 02/08/34(a)	715	738,286
4.90%, 03/14/33	230	238,229
5.10%, 05/23/35(a)	135	139,964
5.15%, 02/08/54(a)	20	19,228
TSMC Arizona Corp.
2.50%, 10/25/31	436	399,185
3.13%, 10/25/41	20	16,389
3.25%, 10/25/51	317	245,500
3.88%, 04/22/27	155	154,816
4.13%, 04/22/29	133	133,689
4.25%, 04/22/32	300	302,644
4.50%, 04/22/52	290	277,977
		42,890,014
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	295	278,873
3.48%, 12/01/27	124	122,390
4.20%, 05/01/30	368	364,280
5.35%, 01/15/30	50	51,765
5.75%, 01/15/35	30	31,808
		849,116
Software — 3.6%
Adobe Inc.
2.15%, 02/01/27	827	812,194
2.30%, 02/01/30	3,039	2,850,127
4.80%, 04/04/29	25	25,713
4.95%, 04/04/34	475	493,072
5.30%, 01/17/35	275	291,537
Autodesk Inc.
2.40%, 12/15/31	1,360	1,215,641
2.85%, 01/15/30	875	829,587
3.50%, 06/15/27	1,103	1,094,857
5.30%, 06/15/35	395	408,441
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	877	798,500
2.90%, 12/01/29	539	511,829
Cadence Design Systems Inc.
4.20%, 09/10/27	500	502,152
4.30%, 09/10/29	985	990,516
4.70%, 09/10/34	1,010	1,015,424
Concentrix Corp., 6.85%, 08/02/33(a)	85	84,763

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Electronic Arts Inc.
1.85%, 02/15/31	$340	$329,432
2.95%, 02/15/51(a)	412	389,290
Fidelity National Information Services Inc.
4.50%, 08/15/46	27	22,957
5.10%, 07/15/32	550	563,852
Fiserv Inc.
3.50%, 07/01/29	45	43,530
4.40%, 07/01/49	413	329,346
4.55%, 02/15/31	55	54,637
5.25%, 08/11/35(a)	85	85,317
5.63%, 08/21/33	20	20,672
Intuit Inc.
1.35%, 07/15/27	500	480,994
1.65%, 07/15/30	850	763,904
5.13%, 09/15/28	625	645,211
5.20%, 09/15/33	1,165	1,223,133
5.50%, 09/15/53(a)	387	388,783
Microsoft Corp.
2.53%, 06/01/50	381	241,408
2.68%, 06/01/60	316	188,072
2.92%, 03/17/52	755	511,812
3.04%, 03/17/62	210	135,917
3.30%, 02/06/27	864	860,951
3.45%, 08/08/36	493	455,978
3.50%, 02/12/35(a)	1,489	1,419,247
3.50%, 11/15/42	106	88,081
3.95%, 08/08/56	418	338,880
4.00%, 02/12/55	466	382,793
4.10%, 02/06/37	405	397,923
4.20%, 11/03/35(a)	210	212,570
4.25%, 02/06/47(a)	294	267,701
4.45%, 11/03/45	215	203,578
4.50%, 10/01/40	120	118,743
4.50%, 02/06/57(a)	331	302,612
5.30%, 02/08/41(a)	205	218,729
Oracle Corp.
2.95%, 04/01/30	95	88,410
3.25%, 05/15/30	192	180,386
3.60%, 04/01/40	220	169,795
3.60%, 04/01/50	690	456,633
3.80%, 11/15/37	197	164,126
3.85%, 07/15/36	369	318,034
3.85%, 04/01/60	762	497,851
3.90%, 05/15/35	402	355,923
3.95%, 03/25/51	619	430,960
4.00%, 07/15/46	726	530,532
4.00%, 11/15/47	545	397,577
4.10%, 03/25/61	314	212,003
4.13%, 05/15/45	431	325,510
4.20%, 09/27/29	140	137,969
4.30%, 07/08/34	550	509,977
4.38%, 05/15/55	447	326,960
4.50%, 07/08/44	260	208,797
4.90%, 02/06/33	240	235,754
5.38%, 07/15/40	510	476,215
5.38%, 09/27/54	530	453,378
5.50%, 09/27/64	535	452,472
5.55%, 02/06/53	211	184,983
5.95%, 09/26/55	1,015	947,650
6.00%, 08/03/55	250	232,218
Security	Par (000)	Value
Software (continued)
6.10%, 09/26/65	$400	$372,389
6.13%, 07/08/39	295	298,010
6.13%, 08/03/65	135	125,602
6.25%, 11/09/32	420	445,868
6.50%, 04/15/38(a)	399	418,504
6.90%, 11/09/52	445	462,059
Paychex Inc., 5.60%, 04/15/35	15	15,757
Roper Technologies Inc., 2.95%, 09/15/29	6	5,737
Salesforce Inc.
2.90%, 07/15/51	434	281,740
3.70%, 04/11/28(a)	4,896	4,893,450
ServiceNow Inc., 1.40%, 09/01/30	2,476	2,183,353
Synopsys Inc.
4.85%, 04/01/30	105	107,310
5.00%, 04/01/32	790	809,807
5.15%, 04/01/35	1,235	1,262,078
5.70%, 04/01/55	320	321,011
VMware LLC
3.90%, 08/21/27	796	794,776
4.70%, 05/15/30	711	722,942
Workday Inc.
3.50%, 04/01/27	80	79,454
3.70%, 04/01/29	728	718,801
3.80%, 04/01/32	735	705,759
		46,928,926
Telecommunications — 3.7%
America Movil SAB de CV
2.88%, 05/07/30	100	94,381
4.38%, 07/16/42	125	109,969
4.38%, 04/22/49	302	257,862
4.70%, 07/21/32	215	217,405
6.13%, 11/15/37	153	166,242
6.13%, 03/30/40	390	421,156
6.38%, 03/01/35	225	249,842
AT&T Inc.
3.30%, 02/01/52	375	249,794
3.50%, 09/15/53(a)	1,285	884,077
3.50%, 02/01/61	280	183,137
3.55%, 09/15/55	1,360	930,772
3.65%, 06/01/51	560	402,437
3.65%, 09/15/59	1,216	828,263
3.80%, 12/01/57	1,164	826,841
3.85%, 06/01/60	427	302,901
4.10%, 02/15/28(a)	20	20,011
4.30%, 02/15/30	120	120,661
4.30%, 12/15/42	350	301,479
4.35%, 03/01/29	84	84,492
4.35%, 06/15/45	122	102,707
4.50%, 05/15/35	728	707,707
4.50%, 03/09/48	311	262,272
4.55%, 03/09/49	236	199,482
4.75%, 05/15/46	458	406,225
4.80%, 06/15/44	50	45,009
4.85%, 03/01/39	311	299,585
4.85%, 07/15/45	50	45,040
4.90%, 08/15/37	55	54,158
5.15%, 03/15/42	57	55,006
5.15%, 11/15/46	220	205,152
5.15%, 02/15/50	251	230,483
5.25%, 03/01/37	599	612,373
5.35%, 09/01/40	262	260,936

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.45%, 03/01/47	$191	$185,027
5.55%, 08/15/41	127	128,382
5.65%, 02/15/47(a)	154	158,089
5.70%, 03/01/57(a)	187	183,302
6.00%, 08/15/40	133	140,271
6.30%, 01/15/38	135	148,027
6.38%, 03/01/41	140	152,423
6.55%, 02/15/39	25	27,933
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	60	42,971
4.30%, 07/29/49	43	34,514
4.46%, 04/01/48	68	56,861
Series US-4, 3.65%, 03/17/51(a)	25	18,203
British Telecommunications PLC
5.13%, 12/04/28	482	494,644
9.63%, 12/15/30	1,471	1,811,093
Cisco Systems Inc.
4.75%, 02/24/30	100	102,915
4.95%, 02/24/32	120	124,568
5.10%, 02/24/35	125	129,689
5.30%, 02/26/54	294	288,573
5.35%, 02/26/64	70	67,942
5.50%, 01/15/40	664	699,467
5.50%, 02/24/55	50	50,407
5.90%, 02/15/39	732	798,161
Corning Inc.
4.38%, 11/15/57	318	261,587
4.70%, 03/15/37	30	29,496
5.45%, 11/15/79	80	73,967
Deutsche Telekom International Finance BV
8.75%, 06/15/30	372	437,008
9.25%, 06/01/32	10	12,529
Juniper Networks Inc.
3.75%, 08/15/29	67	65,510
5.95%, 03/15/41	140	140,590
Koninklijke KPN NV, 8.38%, 10/01/30	1,801	2,114,361
Motorola Solutions Inc.
2.30%, 11/15/30	75	68,049
4.60%, 02/23/28	234	236,430
4.60%, 05/23/29	222	224,790
5.55%, 08/15/35	120	125,030
5.60%, 06/01/32	105	110,663
Nokia OYJ
4.38%, 06/12/27	1,835	1,835,888
6.63%, 05/15/39	138	148,346
Orange SA
5.38%, 01/13/42	223	221,156
5.50%, 02/06/44	221	220,096
9.00%, 03/01/31	932	1,128,592
Rogers Communications Inc.
3.70%, 11/15/49	214	156,658
4.30%, 02/15/48	290	235,587
4.35%, 05/01/49	205	165,586
4.50%, 03/15/43	124	105,845
4.55%, 03/15/52	204	165,729
5.00%, 03/15/44	282	256,394
5.45%, 10/01/43	175	167,421
7.50%, 08/15/38(a)	259	302,863
Sprint Capital Corp., 8.75%, 03/15/32	270	328,726
Telefonica Emisiones SA
4.10%, 03/08/27	332	331,429
Security	Par (000)	Value
Telecommunications (continued)
4.67%, 03/06/38	$65	$59,888
4.90%, 03/06/48	203	172,602
5.21%, 03/08/47(a)	489	435,988
5.52%, 03/01/49	165	152,181
7.05%, 06/20/36	619	698,462
Telefonica Europe BV, 8.25%, 09/15/30(a)	421	484,912
TELUS Corp.
2.80%, 02/16/27	1,012	995,593
3.70%, 09/15/27	821	814,976
4.60%, 11/16/48(a)	20	17,265
T-Mobile USA Inc.
2.63%, 02/15/29	60	57,252
2.88%, 02/15/31	530	493,082
3.00%, 02/15/41	210	158,157
3.30%, 02/15/51	711	484,937
3.38%, 04/15/29	400	389,911
3.40%, 10/15/52	620	425,426
3.50%, 04/15/31	675	647,389
3.60%, 11/15/60	624	425,655
3.88%, 04/15/30	537	528,831
4.38%, 04/15/40	280	254,761
4.50%, 04/15/50	818	688,124
5.20%, 01/15/33	104	107,831
5.65%, 01/15/53	225	222,305
5.80%, 09/15/62	221	222,681
Verizon Communications Inc.
2.36%, 03/15/32	395	349,107
2.55%, 03/21/31	305	279,080
2.88%, 11/20/50	473	299,050
2.99%, 10/30/56	817	497,796
3.00%, 03/22/27(a)	10	9,996
3.00%, 11/20/60(a)	412	246,431
3.55%, 03/22/51	677	491,049
3.70%, 03/22/61	816	566,695
3.85%, 11/01/42	163	132,055
3.88%, 02/08/29	27	26,863
4.00%, 03/22/50	107	83,259
4.02%, 12/03/29	59	58,582
4.13%, 08/15/46	185	150,597
4.27%, 01/15/36	808	763,104
4.33%, 09/21/28	31	31,244
4.40%, 11/01/34	696	676,244
4.50%, 08/10/33	677	671,372
4.52%, 09/15/48	400	341,452
4.67%, 03/15/55	375	318,802
4.75%, 11/01/41	196	180,219
4.81%, 03/15/39	407	392,062
4.86%, 08/21/46	727	656,682
5.01%, 04/15/49	203	185,692
5.01%, 08/21/54	390	350,964
5.25%, 03/16/37	816	829,104
5.40%, 07/02/37(a)(c)	74	75,690
5.50%, 03/16/47	372	364,851
5.85%, 09/15/35(a)	135	145,001
6.00%, 11/30/65	500	505,356
6.40%, 09/15/33	135	149,820
6.55%, 09/15/43	335	371,826
7.75%, 12/01/30	135	155,409
Vodafone Group PLC
4.25%, 09/17/50	211	167,747
4.38%, 05/30/28	30	30,489

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.38%, 02/19/43	$340	$293,880
4.88%, 06/19/49	464	410,256
5.00%, 05/30/38	100	99,101
5.25%, 05/30/48	558	524,894
6.15%, 02/27/37	282	308,867
6.25%, 11/30/32	407	443,848
7.88%, 02/15/30	586	670,730
		47,895,120
Toys, Games & Hobbies — 0.2%
Hasbro Inc.
3.50%, 09/15/27	627	620,108
3.90%, 11/19/29	1,055	1,036,528
6.05%, 05/14/34	444	471,002
6.35%, 03/15/40	25	26,460
Mattel Inc., 5.45%, 11/01/41(a)	35	33,480
		2,187,578
Transportation — 2.1%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51	284	192,111
3.55%, 02/15/50	313	234,112
3.90%, 08/01/46	155	126,231
4.05%, 06/15/48	225	185,708
4.13%, 06/15/47	195	163,223
4.15%, 12/15/48	219	183,017
4.38%, 09/01/42	18	16,272
4.40%, 03/15/42	10	9,064
4.70%, 09/01/45	118	108,139
4.90%, 04/01/44	30	28,646
4.95%, 09/15/41	15	14,634
5.05%, 03/01/41(a)	45	44,604
5.40%, 06/01/41	45	46,072
5.75%, 05/01/40	56	59,934
6.15%, 05/01/37	30	33,660
6.20%, 08/15/36	20	22,538
Canadian National Railway Co.
2.45%, 05/01/50	317	190,500
3.20%, 08/02/46	436	320,476
3.65%, 02/03/48	459	355,831
4.20%, 03/12/31	75	75,269
4.38%, 09/18/34(a)	150	148,161
4.45%, 01/20/49	305	266,719
4.75%, 11/12/35(a)	75	75,525
6.20%, 06/01/36	203	227,589
6.25%, 08/01/34	223	248,978
6.38%, 11/15/37	192	217,461
6.90%, 07/15/28	60	64,496
Canadian Pacific Railway Co.
2.05%, 03/05/30	87	79,924
3.10%, 12/02/51	563	381,121
4.00%, 06/01/28	10	10,011
4.20%, 11/15/69	154	117,960
4.80%, 09/15/35	93	92,943
4.80%, 08/01/45	195	181,265
5.95%, 05/15/37	51	55,217
6.13%, 09/15/2115	226	231,013
7.13%, 10/15/31	82	93,574
CH Robinson Worldwide Inc., 4.20%, 04/15/28	2,764	2,772,088
CSX Corp.
2.40%, 02/15/30	298	279,989
3.25%, 06/01/27	10	9,909
Security	Par (000)	Value
Transportation (continued)
3.35%, 09/15/49	$199	$143,160
3.80%, 03/01/28	23	22,957
3.80%, 11/01/46	251	200,954
3.80%, 04/15/50	178	138,517
3.95%, 05/01/50	214	169,917
4.10%, 03/15/44	188	160,023
4.25%, 03/15/29	243	245,384
4.25%, 11/01/66	237	186,830
4.30%, 03/01/48	279	237,444
4.40%, 03/01/43	84	74,821
4.50%, 03/15/49	188	163,680
4.50%, 08/01/54	222	190,594
4.65%, 03/01/68	80	67,181
4.75%, 05/30/42	169	158,921
4.75%, 11/15/48	204	185,336
5.50%, 04/15/41	168	173,534
6.00%, 10/01/36	116	127,030
6.15%, 05/01/37	250	277,425
6.22%, 04/30/40(a)	145	161,236
FedEx Corp.
3.10%, 08/05/29	159	153,137
3.25%, 05/15/41	5	3,766
4.25%, 05/15/30(a)	168	169,344
4.75%, 11/15/45	303	259,276
4.95%, 10/17/48	5	4,399
5.25%, 05/15/50(a)	175	162,230
Norfolk Southern Corp.
2.55%, 11/01/29	163	154,026
2.90%, 08/25/51	220	141,863
3.16%, 05/15/55	220	145,445
3.40%, 11/01/49	174	125,150
3.70%, 03/15/53	85	62,931
3.80%, 08/01/28	335	333,797
3.94%, 11/01/47	334	269,345
3.95%, 10/01/42	183	154,725
4.05%, 08/15/52	380	302,167
4.10%, 05/15/49	131	106,974
4.10%, 05/15/2121	148	105,368
4.15%, 02/28/48	243	201,727
4.45%, 06/15/45	148	130,616
4.65%, 01/15/46	123	110,779
4.84%, 10/01/41	233	222,407
5.10%, 08/01/2118	60	53,235
Ryder System Inc.
2.85%, 03/01/27	120	118,180
2.90%, 12/01/26	441	436,067
4.30%, 06/15/27	63	63,194
4.30%, 12/01/30	75	74,905
4.85%, 06/15/30(a)	85	86,933
4.90%, 12/01/29	35	35,778
4.95%, 09/01/29	580	594,044
5.00%, 03/15/30	535	549,799
5.25%, 06/01/28	1,123	1,154,098
5.30%, 03/15/27	575	583,198
5.38%, 03/15/29	135	139,889
5.50%, 06/01/29	297	310,310
5.65%, 03/01/28	450	465,175
6.30%, 12/01/28(a)	530	562,082
6.60%, 12/01/33(a)	1,108	1,242,303
Union Pacific Corp.
2.95%, 03/10/52	160	104,550

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
2.97%, 09/16/62	$247	$147,864
3.25%, 02/05/50	469	331,160
3.35%, 08/15/46	158	117,318
3.38%, 02/01/35(a)	95	86,382
3.50%, 02/14/53	234	169,620
3.55%, 08/15/39	20	17,260
3.55%, 05/20/61	109	75,302
3.60%, 09/15/37	15	13,461
3.75%, 02/05/70	195	135,168
3.80%, 10/01/51	366	282,355
3.80%, 04/06/71	216	152,256
3.84%, 03/20/60	331	244,900
3.85%, 02/14/72	122	86,809
3.88%, 02/01/55	253	194,598
3.95%, 09/10/28	5	5,007
3.95%, 08/15/59	273	207,659
4.00%, 04/15/47	158	129,047
4.05%, 11/15/45	192	160,459
4.05%, 03/01/46	235	195,380
4.10%, 09/15/67	186	142,204
4.30%, 03/01/49	243	204,552
4.50%, 09/10/48	243	211,938
5.10%, 02/20/35(a)	200	207,625
6.63%, 02/01/29	28	30,206
United Parcel Service Inc.
2.50%, 09/01/29	20	18,999
3.40%, 03/15/29	12	11,827
3.40%, 11/15/46	142	106,914
3.40%, 09/01/49	287	207,088
3.63%, 10/01/42	126	102,599
3.75%, 11/15/47	420	330,027
4.25%, 03/15/49	316	266,011
4.45%, 04/01/30	112	114,265
4.88%, 11/15/40	393	383,571
5.20%, 04/01/40(a)	190	193,364
5.30%, 04/01/50(a)	115	112,634
6.20%, 01/15/38	734	816,866
		27,154,835
Trucking & Leasing — 0.2%
GATX Corp.
1.90%, 06/01/31	15	13,191
3.10%, 06/01/51	162	105,050
3.50%, 03/15/28	84	82,753
3.50%, 06/01/32	95	88,771
3.85%, 03/30/27	48	47,765
4.55%, 11/07/28	128	129,201
4.70%, 04/01/29	118	119,658
4.90%, 03/15/33	210	211,307
5.20%, 03/15/44(a)	92	87,660
5.40%, 03/15/27	25	25,356
5.45%, 09/15/33	285	296,695
5.50%, 06/15/35	85	87,833
6.05%, 03/15/34	462	494,782
6.05%, 06/05/54	465	477,071
6.90%, 05/01/34	382	431,784
		2,698,877
Water — 0.2%
American Water Capital Corp.
2.80%, 05/01/30	106	100,676
Security	Par (000)	Value
Water (continued)
2.95%, 09/01/27	$28	$27,550
3.45%, 05/01/50(a)	407	295,659
3.75%, 09/01/28	124	123,491
3.75%, 09/01/47	109	85,098
4.00%, 12/01/46	201	165,087
4.15%, 06/01/49	261	214,054
4.20%, 09/01/48	254	210,128
4.30%, 12/01/42	112	98,428
6.59%, 10/15/37	192	219,632
Essential Utilities Inc.
2.70%, 04/15/30	124	116,320
3.35%, 04/15/50(a)	241	167,069
3.57%, 05/01/29	89	87,036
4.28%, 05/01/49	313	253,335
4.80%, 08/15/27	50	50,502
5.25%, 08/15/35	50	51,272
5.30%, 05/01/52	262	246,536
5.38%, 01/15/34	50	51,935
United Utilities PLC, 6.88%, 08/15/28	73	77,993
		2,641,801
Total Long-Term Investments — 98.4% (Cost: $1,342,355,666)		1,289,193,777
	Shares
Short-Term Securities
Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(e)(f)(g)	70,241,698	70,276,819
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(e)(f)	20,790,000	20,790,000
Total Short-Term Securities — 7.0% (Cost: $91,033,893)		91,066,819
Total Investments — 105.4% (Cost: $1,433,389,559)		1,380,260,596
Liabilities in Excess of Other Assets — (5.4)%		(70,490,048)
Net Assets — 100.0%		$1,309,770,548

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware USD Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$92,177,448	$—	$(21,899,661)(a)	$(1,712)	$744	$70,276,819	70,241,698	$133,444 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,080,000	17,710,000 (a)	—	—	—	20,790,000	20,790,000	145,392	—
				$(1,712)	$744	$91,066,819		$278,836	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,289,193,777	$—	$1,289,193,777
Short-Term Securities
Money Market Funds	91,066,819	—	—	91,066,819
	$91,066,819	$1,289,193,777	$—	$1,380,260,596

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate